UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2011

Item 1. Reports to Stockholders

Fidelity®

Strategic Real Return

Fund

Annual Report

September 30, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

Global equity markets finished the third quarter in a significant downturn that intensified in late July and early August, as Congress struggled to raise the debt ceiling and Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade, along with continued evidence of a slowing global economy, heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(The Chairman's signature appears here.)
Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Life of fundA
Fidelity® Strategic Real Return Fund	3.87%	3.10%	3.18%

A From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Real Return Fund, a class of the fund, on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Fixed-income asset classes produced mixed results during the 12 months ending September 30, 2011, as supportive market conditions in the first half of the period gave way in the second half amid increased concern about Europe's ongoing debt debacle, congressional gridlock over raising the federal debt ceiling and Standard & Poor's historic downgrade of the U.S. long-term sovereign credit rating. Among the benchmark indexes for Fidelity® Strategic Real Return Fund's core asset classes, government-issued inflation-linked bonds led the way, beneficiaries of a late-period flight to quality. The Barclays Capital® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) advanced 9.87%. Real estate fixed-income investments also were strong, outperforming their equity counterparts, with the The BofA Merrill LynchSM US Real Estate Index and the Dow Jones U.S. Select Real Estate Securities IndexSM returning 4.60% and 1.64%, respectively. Floating-rate bank debt generally benefited from a declining default rate and favorable supply/demand dynamics during the period's first half, which helped buoy the S&P®/LSTA Leveraged Performing Loan Index 1.93% for the full 12 months. Lastly, a late-period decline in commodity prices led to a sharp drop for the Dow Jones-UBS Commodity Index Total ReturnSM, which returned only 0.02% for the year.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity® Strategic Real Return Fund: For the year, the fund's Retail Class shares rose 3.87%, lagging the Barclays Capital® U.S. TIPS index and the 4.48% return of the Fidelity Strategic Real Return Composite Index. Relative to the Composite index, the fund received a solid boost from asset allocation, but lost ground due to security selection in several underlying subportfolios, particularly amid market volatility during the period's second half. The modest loss posted by the fund's commodities subportfolio - which transitioned to a dedicated Fidelity central fund during the period - was the biggest relative detractor from performance. The real estate equity subportfolio lagged its benchmark, as security selection in a number of industries hurt results. Despite marginally underperforming its benchmark, the inflation-protected bond sleeve produced the largest absolute return among the asset classes, as investors began to flock to perceived safe-haven securities as the year progressed. Meanwhile, our holdings in floating-rate bank loans, through a stake in a Fidelity central fund, was the biggest contributor to relative results due to strong security and market selection. Lastly, the real estate debt subportfolio also surpassed its benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Class A	1.00%
Actual		$ 1,000.00	$ 943.10	$ 4.87**
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06**
Class T	1.01%
Actual		$ 1,000.00	$ 943.00	$ 4.92**
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.11**
Class B	1.72%
Actual		$ 1,000.00	$ 939.30	$ 8.36**
HypotheticalA		$ 1,000.00	$ 1,016.39	$ 8.69**
Class C	1.76%
Actual		$ 1,000.00	$ 939.30	$ 8.56**
HypotheticalA		$ 1,000.00	$ 1,016.24	$ 8.90**
Strategic Real Return	.71%
Actual		$ 1,000.00	$ 944.50	$ 3.46**
HypotheticalA		$ 1,000.00	$ 1,021.51	$ 3.60**
Class F	.59%
Actual		$ 1,000.00	$ 945.00	$ 2.88
HypotheticalA		$ 1,000.00	$ 1,022.11	$ 2.99
Institutional Class	.75%
Actual		$ 1,000.00	$ 943.30	$ 3.65**
HypotheticalA		$ 1,000.00	$ 1,021.31	$ 3.80**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** In October 2011, there was an affiliated shareholder redemption (see Note 13 of the Notes to Financial Statements). If the results of this transaction had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Expenses Paid
Class A	1.04%
Actual		$ 5.07
HypotheticalA		$ 5.27
Class T	1.05%
Actual		$ 5.11
HypotheticalA		$ 5.32
Class B	1.75%
Actual		$ 8.51
HypotheticalA		$ 8.85
Class C	1.80%
Actual		$ 8.75
HypotheticalA		$ 9.10
Strategic Real Return	.76%
Actual		$ 3.70
HypotheticalA		$ 3.85
Institutional Class	.85%
Actual		$ 4.14
HypotheticalA		$ 4.31

A 5% return per year before expenses

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2011	As of March 31, 2011
Commodity Related Investments *	22.7%	24.9%
Inflation-Protected Investments	30.9%	27.1%
Floating Rate High Yield	25.4%	25.3%
Real Estate Related Investments	19.4%	20.9%
Cash & Cash Equivalents	1.4%	1.5%
* Investments may include commodity-linked notes, Fidelity Commodity Strategy Central Fund and cash.
Quality Diversification (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
U.S. Government and U.S. Government Agency Obligations 30.9%	U.S. Government and U.S. Government Agency Obligations 27.1%
AAA 0.2%	AAA 0.4%
AA 0.7%	AA 0.7%
A 0.4%	A 0.3%
BBB 2.0%	BBB 2.0%
BB and Below 22.1%	BB and Below 20.4%
Not Rated 5.0%	Not Rated 6.6%
Structured Notes (including Commodity Linked Notes) 0.0%	Structured Notes (including Commodity-Linked Notes) 6.5%
Equities† 35.8%	Equities†† 23.9%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 12.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 22.7%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 9.1%
Asset Allocation (% of fund's net assets)
As of September 30, 2011*	As of March 31, 2011**
Stocks 13.1%	Stocks 14.8%
U.S. Government and U.S. Government Agency Obligations 30.9%	U.S. Government and U.S. Government Agency Obligations 27.1%
Corporate Bonds 4.5%	Corporate Bonds 4.9%
Asset-Backed Securities 0.9%	Asset-Backed Securities 0.8%
Structured Notes (including Commodity-Linked Notes) 0.0%	Structured Notes (including Commodity-Linked Notes) 6.5%
Floating Rate Loans 22.7%	Floating Rate Loans 22.2%
CMOs and Other Mortgage Related Securities 2.2%	CMOs and Other Mortgage Related Securities 2.4%
Other Investments† 22.8%	Other Investments†† 9.2%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 12.1%
* Foreign investments	3.3%	** Foreign investments	5.7%
* U.S. Treasury Inflation-Indexed Securities	30.9%	** U.S. Treasury Inflation-Indexed Securities	27.1%

† Includes investment in Fidelity Commodity Strategy Central Fund of 22.7%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 9.1%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2011

Showing Percentage of Net Assets

Corporate Bonds - 3.1%
		Principal Amount (e)	Value
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 660,000	$ 495,000
FINANCIALS - 0.6%
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 4% 2/15/15		500,000	570,625
CapLease, Inc. 7.5% 10/1/27 (g)		5,500,000	5,513,750
ProLogis LP:
1.875% 11/15/37		2,200,000	2,145,000
2.625% 5/15/38		500,000	491,250
The Macerich Co. 3.25% 3/15/12 (g)		4,300,000	4,273,125
			12,993,750
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.5% 10/1/26 (g)		4,500,000	4,502,813
First Potomac Realty Investment LP 4% 12/15/11 (g)		2,400,000	2,400,000
Grubb & Ellis Co. 7.95% 5/1/15 (g)		1,900,000	1,406,000
Home Properties, Inc. 4.125% 11/1/26 (g)		1,900,000	1,900,000
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		11,550,000	11,593,313
SL Green Realty Corp. 3% 3/30/27 (g)		1,450,000	1,439,125
			23,241,251
TOTAL FINANCIALS			36,235,001
TOTAL CONVERTIBLE BONDS			36,730,001
Nonconvertible Bonds - 2.5%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (g)		3,527,526	3,832,622
Household Durables - 0.5%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	990,000
KB Home:
5.75% 2/1/14		510,000	443,700
5.875% 1/15/15		1,500,000	1,245,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home: - continued
6.25% 6/15/15		$ 5,100,000	$ 4,080,000
7.25% 6/15/18		1,160,000	904,800
9.1% 9/15/17		1,375,000	1,168,750
Lennar Corp.:
5.5% 9/1/14		4,000,000	3,760,000
5.6% 5/31/15		1,500,000	1,410,000
M/I Homes, Inc. 8.625% 11/15/18		4,120,000	3,666,800
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,360,000
Ryland Group, Inc. 8.4% 5/15/17		685,000	657,600
Standard Pacific Corp.:
8.375% 5/15/18		5,665,000	4,793,723
10.75% 9/15/16		1,585,000	1,553,300
			28,033,673
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18		435,000	362,138
Specialty Retail - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,510,000	2,635,500
TOTAL CONSUMER DISCRETIONARY			34,863,933
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		525,000	527,625
FINANCIALS - 1.8%
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		2,680,000	2,676,650
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,133,026
			5,809,676
Real Estate Investment Trusts - 1.0%
Camden Property Trust 5% 6/15/15		1,400,000	1,494,994
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		1,131,000	1,236,154
6.25% 6/15/14		1,170,000	1,258,156
Developers Diversified Realty Corp.:
5.375% 10/15/12		2,000,000	2,010,456
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 7/15/18		$ 2,970,000	$ 3,089,676
9.625% 3/15/16		2,780,000	3,150,199
Equity One, Inc.:
5.375% 10/15/15		500,000	511,639
6% 9/15/16		1,000,000	1,037,403
6.25% 12/15/14		1,000,000	1,057,487
6.25% 1/15/17		1,000,000	1,043,936
Health Care Property Investors, Inc.:
6% 3/1/15		1,500,000	1,596,432
6.3% 9/15/16		4,750,000	5,085,360
7.072% 6/8/15		500,000	549,589
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		1,000,000	1,033,534
6.5% 1/17/17		625,000	675,128
HMB Capital Trust V 3.9471% 12/15/36 (d)(g)(h)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,564,585
6.7% 1/15/18		1,000,000	1,070,584
6.75% 2/15/13		1,250,000	1,280,250
7.875% 8/15/14		500,000	542,942
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,016,275
iStar Financial, Inc.:
5.875% 3/15/16		1,000,000	790,000
5.95% 10/15/13		3,495,000	2,970,750
6.05% 4/15/15		410,000	369,000
Kimco Realty Corp. 5.783% 3/15/16		550,000	596,025
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,234,562
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,088,636
6.25% 2/1/13		2,000,000	2,104,964
Omega Healthcare Investors, Inc.:
7% 1/15/16		2,298,000	2,338,215
7.5% 2/15/20		1,000,000	1,005,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,809,900
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,020,000
ProLogis LP 7.625% 7/1/17		1,565,000	1,732,009
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		$ 1,000,000	$ 1,118,400
Senior Housing Properties Trust 6.75% 4/15/20		710,000	771,690
UDR, Inc. 5.5% 4/1/14		2,000,000	2,124,312
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		500,000	532,772
5.25% 1/15/16		1,000,000	1,066,657
			54,977,671
Real Estate Management & Development - 0.7%
AMB Property LP 5.9% 8/15/13		600,000	616,871
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,565,301
5.75% 4/1/12		1,000,000	1,013,955
6% 4/1/16		1,000,000	1,035,576
7.5% 5/15/15		500,000	541,945
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,122,500
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,289,091
6.25% 6/15/14		1,595,000	1,677,695
6.875% 8/15/12		1,000,000	1,027,283
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,559,559
Duke Realty LP 6.25% 5/15/13		750,000	783,227
First Industrial LP 5.75% 1/15/16		1,000,000	980,898
Forest City Enterprises, Inc.:
6.5% 2/1/17		5,393,000	4,961,560
7.625% 6/1/15		1,080,000	1,036,800
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,377,542
Host Hotels & Resorts, Inc.:
6.875% 11/1/14		2,000,000	1,970,000
9% 5/15/17		750,000	825,000
Liberty Property LP 6.375% 8/15/12		2,680,000	2,770,600
Post Apartment Homes LP:
5.45% 6/1/12		714,000	727,084
6.3% 6/1/13		1,000,000	1,052,332
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,306,319
5.875% 6/15/17		600,000	649,348
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		$ 1,000,000	$ 985,000
Ventas Realty LP Series 1, 6.5% 6/1/16		5,570,000	5,735,897
			41,611,383
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20		5,336,609	1,707,715
TOTAL FINANCIALS			104,106,445
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,685,000	2,530,613
Skilled Healthcare Group, Inc. 11% 1/15/14		1,720,000	1,625,400
			4,156,013
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,226,252
TOTAL NONCONVERTIBLE BONDS			145,880,268
TOTAL CORPORATE BONDS (Cost $179,814,758)			182,610,269
U.S. Treasury Inflation Protected Obligations - 30.9%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		53,918,500	62,336,267
2% 1/15/26		111,462,152	132,235,153
2.125% 2/15/40		38,213,609	48,694,817
2.125% 2/15/41		31,206,505	39,974,306
2.375% 1/15/25		76,818,498	94,597,979
2.375% 1/15/27		77,857,375	97,166,623
2.5% 1/15/29		49,455,280	63,300,765
3.625% 4/15/28		25,281,718	36,371,088
3.875% 4/15/29		36,142,512	54,138,996
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		46,234,114	47,787,055
0.5% 4/15/15		66,196,845	68,818,298
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
0.625% 4/15/13		$ 41,149,955	$ 41,865,386
0.625% 7/15/21		40,094,400	41,931,087
1.125% 1/15/21		48,538,780	53,053,004
1.25% 4/15/14		46,969,560	49,135,871
1.25% 7/15/20		80,800,200	89,311,908
1.375% 7/15/18		26,191,250	29,060,828
1.375% 1/15/20		26,117,750	29,119,952
1.625% 1/15/15		49,123,973	52,836,769
1.625% 1/15/18		41,625,082	46,652,177
1.875% 7/15/13		57,664,275	60,342,085
1.875% 7/15/15		99,467,434	109,187,682
1.875% 7/15/19		34,915,980	40,233,518
2% 1/15/14		56,468,552	59,915,285
2% 7/15/14		61,303,787	65,935,078
2% 1/15/16		398,384	442,720
2.125% 1/15/19		27,358,240	31,866,741
2.375% 1/15/17		47,330,563	54,439,552
2.5% 7/15/16		132,561,210	152,128,420
2.625% 7/15/17		38,151,050	44,917,995
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,627,135,839)			1,797,797,405
Asset-Backed Securities - 0.9%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,643,000	1,610,140
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5935% 3/23/19 (g)(h)		1,924,150	1,539,320
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		4,880,719	4,819,710
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4358% 1/20/37 (g)(h)		1,577,874	1,214,963
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,927,285	1,676,738
CBRE Realty Finance CDO 2007-1/LLC 0.4958% 4/7/52 (g)(h)		8,685,923	4,560,110
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,332,664
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,934,203
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (g)		181,452	0
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		$ 2,140,000	$ 1,519,400
Class B2, 1.7128% 12/28/35 (g)(h)		2,110,000	1,334,575
Class D, 9% 12/28/35 (g)		505,579	126,395
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.8628% 6/28/38 (g)(h)		510,000	425,850
Class D, 9% 6/28/38 (g)		1,100,000	770,000
Crest Ltd. Series 2002-IGA Class A, 0.7026% 7/28/17 (g)(h)		57,960	57,683
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		2,008,000	1,816,135
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.684% 11/28/39 (g)(h)		850,000	25,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8846% 9/25/46 (g)(h)		750,000	15,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (g)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		5,201,036	2,140,224
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (g)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9213% 12/28/33 (h)		1,900,000	1,731,806
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.994% 8/28/38 (g)(h)		4,410,000	3,836,700
Class C1B, 7.696% 8/28/38 (g)		1,189,000	915,054
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (g)		168,978	167,711
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		427,507	113,364
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9183% 2/5/36 (g)(h)		291,630	29
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		1,055,000	1,044,450
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(h)		3,000,000	1,200,000
Series 2006-1A:
Class A1A, 0.6181% 9/25/26 (g)(h)		1,997,850	1,658,216
Class A1B, 0.6881% 9/25/26 (g)(h)		3,215,000	2,539,850
Class A2A, 0.5781% 9/25/26 (g)(h)		6,317,753	5,180,558
Class F, 1.5081% 9/25/26 (g)(h)		2,250,000	1,462,500
Class G, 1.7081% 9/25/26 (g)(h)		1,530,000	963,900
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class H, 2.0081% 9/25/26 (g)(h)		$ 4,300,000	$ 2,580,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6178% 11/21/40 (g)(h)		2,500,000	2,000,000
Class F, 2.2478% 11/21/40 (g)(h)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $58,695,120)			52,612,748
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.439% 3/15/22 (g)(h)		543,604	542,883
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.409% 6/15/22 (g)(h)		2,750,000	2,505,360
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (g)(h)		23,587	781
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7051% 1/25/19 (g)(h)		50,707	38,041
Class B4, 4.7051% 1/25/19 (g)(h)		101,415	57,115
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6182% 4/25/20 (g)(h)		500,000	495,256
Series 2010-K6 Class B, 5.5325% 12/25/46 (g)(h)		1,000,000	960,533
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		1,000,000	1,012,600
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		2,082,000	2,079,416
RESI Finance LP/RESI Finance DE Corp. floater Series 2005-D Class B6, 2.479% 12/15/37 (g)(h)		443,739	1,775
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.325% 9/10/37 (g)(h)		133,667	1,003
Series 2005-D Class B7, 4.479% 12/15/37 (g)(h)		77,480	194
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,182,620)			7,694,957
Commercial Mortgage Securities - 2.1%
		Principal Amount (e)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (k)		$ 2,408,499	$ 2,316,299
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	3,984,348
Series 2005-1 Class A3, 4.877% 11/10/42		221,350	221,431
Series 2005-1 Class CJ, 5.3528% 11/10/42 (h)		1,450,000	1,381,876
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.979% 11/15/15 (g)(h)		10,918,040	9,644,996
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.229% 3/15/22 (g)(h)		2,630,000	2,051,400
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6198% 3/11/39 (h)		3,000,000	2,496,087
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		2,000,000	1,632,486
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.8052% 1/15/46 (g)(h)		1,500,000	1,309,434
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,153,111
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	228,476
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	130,728
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	119,399
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	50,328
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	165,043
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	696,085
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.359% 12/15/20 (g)(h)		2,000,000	1,894,102
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		2,886,483	2,771,024
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (g)		4,490,000	3,709,975
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		1,000,000	1,036,052
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,943,516
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8846% 3/25/17 (g)(h)		1,440,000	1,205,100
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4346% 3/25/17 (g)(h)		2,200,000	1,785,438
Class G, 7.2346% 3/25/17 (g)(h)		1,870,000	1,210,825
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,898,150
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4531% 6/10/31 (g)(h)		2,500,000	2,630,075
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
FHLMC Multi-class participation certificates guaranteed Series K013 Class X3, 2.8844% 1/25/43 (h)(j)		$ 5,930,000	$ 1,039,889
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (g)		1,000,000	998,861
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.6617% 12/25/43 (h)(j)		6,103,048	996,249
Series K012 Class X3, 2.3656% 1/25/41 (h)(j)		3,512,148	492,640
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		7,639,120	7,352,653
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,429,567
Series 2002-1A Class H, 7.3574% 12/10/35 (g)(h)		1,277,000	1,274,925
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		618,935	647,166
Class G, 6.75% 4/15/29 (h)		1,352,000	1,466,452
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		1,374,934	1,401,527
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		467,331	470,782
Class J, 6.974% 8/15/36		2,720,000	2,583,361
Series 2000-C1 Class K, 7% 3/15/33		1,000,000	669,292
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		1,000,000	1,015,597
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		1,141,000	1,136,073
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.4193% 3/6/20 (g)(h)		2,800,000	2,778,618
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(h)		2,750,000	2,835,720
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	899,822
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(h)		1,500,000	1,278,452
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.409% 2/15/19 (g)(h)		1,807,016	1,755,699
JP Morgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		888,925	909,787
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		1,070,000	1,113,228
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		6,000,000	5,332,920
Series 2006-C4 Class AJ, 6.0868% 6/15/38 (h)		2,000,000	1,551,048
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.7776% 6/25/43 (g)(h)		$ 1,929,500	$ 1,354,965
Series 2011-1 Class B, 5.7776% 6/25/43 (g)(h)		2,340,000	2,088,020
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (g)		600,000	60
Class F, 10.813% 5/15/44 (g)		400,000	40
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		2,843,273	2,829,057
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,271,425
Series 1997-RR Class F, 7.4021% 4/30/39 (g)(h)		536,392	509,572
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,153,506	1,012,148
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	3,245,200
Series 2011-C2:
Class D, 5.4964% 6/15/44 (g)(h)		1,890,000	1,441,862
Class E, 5.4964% 6/15/44 (g)(h)		2,400,000	1,681,680
Class F, 5.4964% 6/15/44 (g)(h)		1,810,000	1,148,101
Class XB, 0.5402% 6/15/44 (g)(h)(j)		63,708,221	1,844,353
NationsLink Funding Corp. Series 1999-SL Class X, 95.02% 11/10/30 (h)(j)		1,129,454	993,920
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		1,125,079	1,253,901
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (g)		1,190,000	1,190,590
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		2,500,000	2,288,252
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.804% 7/15/24 (g)(h)		1,800,000	769,379
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,947,924
Series 2004-C12 Class D, 5.495% 7/15/41 (h)		2,250,000	2,091,150
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,355,815
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $125,795,362)			124,413,526
Common Stocks - 11.3%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	2,065,224
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.1%
Standard Pacific Corp. (a)	738,400	$ 1,823,848
Stanley Martin Communities LLC Class B (a)	6,300	5,171,292
		6,995,140
TOTAL CONSUMER DISCRETIONARY		9,060,364
FINANCIALS - 10.6%
Capital Markets - 0.0%
HFF, Inc. (a)	129,400	1,130,956
Real Estate Investment Trusts - 10.3%
Acadia Realty Trust (SBI)	1,164,790	21,781,573
Alexandria Real Estate Equities, Inc.	258,711	15,882,268
American Campus Communities, Inc.	56,700	2,109,807
American Capital Agency Corp.	40,400	1,094,840
Annaly Capital Management, Inc.	110,700	1,840,941
Anworth Mortgage Asset Corp.	335,400	2,280,720
Apartment Investment & Management Co. Class A	21,900	484,428
AvalonBay Communities, Inc.	62,655	7,145,803
Boston Properties, Inc.	272,742	24,301,312
Brandywine Realty Trust (SBI)	131,400	1,052,514
Camden Property Trust (SBI)	321,235	17,751,446
CapLease, Inc.	263,200	950,152
CBL & Associates Properties, Inc.	1,248,620	14,184,323
Cedar Shopping Centers, Inc.	135,700	422,027
Chesapeake Lodging Trust	670,366	8,091,318
CommonWealth REIT	45,200	857,444
Coresite Realty Corp.	72,800	1,044,680
Cousins Properties, Inc.	72,200	422,370
Cys Investments, Inc. (f)	205,080	2,479,417
DCT Industrial Trust, Inc.	1,294,627	5,683,413
DDR Corp.	1,140,900	12,435,810
DiamondRock Hospitality Co.	974,810	6,813,922
Digital Realty Trust, Inc. (f)	307,760	16,976,042
Douglas Emmett, Inc.	794,130	13,579,623
Duke Realty LP	176,400	1,852,200
Dynex Capital, Inc.	206,700	1,666,002
Education Realty Trust, Inc.	1,528,382	13,128,801
Equity Lifestyle Properties, Inc.	195,500	12,257,850
Equity Residential (SBI)	375,139	19,458,460
Essex Property Trust, Inc.	183,887	22,073,795
Excel Trust, Inc.	496,250	4,773,925
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Glimcher Realty Trust	679,304	$ 4,809,472
HCP, Inc.	371,261	13,016,411
Health Care REIT, Inc.	139,097	6,509,740
Healthcare Realty Trust, Inc.	77,800	1,310,930
Highwoods Properties, Inc. (SBI)	536,573	15,163,553
Hospitality Properties Trust (SBI)	14,200	301,466
Host Hotels & Resorts, Inc.	423,903	4,637,499
Kite Realty Group Trust	534,633	1,956,757
Lexington Corporate Properties Trust	488,400	3,194,136
LTC Properties, Inc.	53,200	1,347,024
MFA Financial, Inc.	1,547,266	10,861,807
Mid-America Apartment Communities, Inc.	88,262	5,315,138
Monmouth Real Estate Investment Corp. Class A	110,000	872,300
National Retail Properties, Inc.	88,700	2,383,369
Omega Healthcare Investors, Inc.	79,599	1,268,012
Pebblebrook Hotel Trust	97,400	1,524,310
Post Properties, Inc.	342,870	11,911,304
Prologis, Inc.	1,447,974	35,113,370
Public Storage	381,158	42,441,943
Senior Housing Properties Trust (SBI)	55,700	1,199,778
Simon Property Group, Inc.	644,721	70,906,416
SL Green Realty Corp.	375,319	21,824,800
Stag Industrial, Inc.	393,950	4,018,290
Summit Hotel Properties, Inc.	250,800	1,770,648
Sunstone Hotel Investors, Inc. (a)	952,682	5,420,761
The Macerich Co.	226,356	9,649,556
Two Harbors Investment Corp.	205,100	1,811,033
Ventas, Inc.	1,028,868	50,826,079
Vornado Realty Trust	147,472	11,004,361
Weyerhaeuser Co.	190,852	2,967,749
		600,215,238
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	290,830	4,019,963
Forest City Enterprises, Inc. Class A (a)	362,013	3,859,059
The St. Joe Co. (a)	347,905	5,215,096
		13,094,118
TOTAL FINANCIALS		614,440,312
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	860,902	$ 10,795,711
Capital Senior Living Corp. (a)	271,300	1,673,921
Emeritus Corp. (a)	695,475	9,806,198
Sunrise Senior Living, Inc. (a)	389,951	1,805,473
		24,081,303
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
The Geo Group, Inc. (a)	375,771	6,974,310
TOTAL COMMON STOCKS (Cost $710,392,577)		654,556,289
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	120,000	2,449,200
Excel Trust, Inc. 7.00% (g)	43,800	947,175
Health Care REIT, Inc. Series I, 6.50%	20,000	948,750
Lexington Corporate Properties Trust Series C 6.50%	72,500	2,962,350
		7,307,475
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (g)	45,000	1,226,250
TOTAL FINANCIALS		8,533,725
Nonconvertible Preferred Stocks - 1.3%
FINANCIALS - 1.3%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	28,900
Red Lion Hotels Capital Trust 9.50%	138,465	3,463,010
		3,491,910
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,369,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	$ 8
Series B, 9.25% (a)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	185,500	4,850,825
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,596,290
Apartment Investment & Management Co.:
Series T, 8.00%	80,000	2,022,400
Series U, 7.75%	40,227	996,825
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	497,200
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	241,900
7.375%	44,647	1,030,006
Cedar Shopping Centers, Inc. 8.875%	50,500	1,194,325
CenterPoint Properties Trust Series D, 5.377%	5,280	2,983,200
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,964,528
Series B, 7.50%	43,159	1,044,016
Duke Realty LP:
8.375%	63,129	1,641,354
Series L, 6.60%	5,334	128,656
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	356,500
Equity Lifestyle Properties, Inc. 8.034%	117,600	2,937,648
Equity Residential (depositary shares) Series N, 6.48%	21,200	531,484
Essex Property Trust, Inc. Series H, 7.125%	10,000	253,500
Glimcher Realty Trust Series G, 8.125%	37,500	885,000
Health Care REIT, Inc. Series F, 7.625%	50,000	1,276,500
HomeBanc Mortgage Corp. Series A (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	214,729	5,497,062
Series C, 7.00%	74,798	1,833,299
Hudson Pacific Properties, Inc. 8.375%	27,500	726,275
Kimco Realty Corp. Series G, 7.75%	126,900	3,248,640
Kite Realty Group Trust 8.25%	5,000	112,500
LaSalle Hotel Properties:
Series E, 8.00%	91,400	2,285,000
Series G, 7.25%	87,640	2,123,517
LBA Realty Fund II Series B, 7.625% (a)	146,695	2,640,510
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,455,300
Lexington Realty Trust 7.55%	20,285	485,826
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MFA Financial, Inc. Series A, 8.50%	378,300	$ 9,514,245
Pebblebrook Hotel Trust:
Series A, 7.875%	60,500	1,482,855
Series B, 8.00%	40,000	992,800
Prologis, Inc.:
Series O, 7.00%	1,000	24,400
Series Q, 8.54%	19,500	1,130,392
PS Business Parks, Inc. Series P, 6.70%	65,000	1,614,600
Public Storage Series N, 7.00%	40,000	1,027,600
Regency Centers Corp. 7.25%	31,125	781,238
Saul Centers, Inc.:
8.00%	45,000	1,163,250
Series B (depositary shares) 9.00%	30,000	803,700
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	1,023,300
UMH Properties, Inc. Series A, 8.25%	50,000	1,254,500
Weingarten Realty Investors (SBI) Series F, 6.50%	77,546	1,851,023
		74,873,833
TOTAL FINANCIALS		78,365,743
TOTAL PREFERRED STOCKS (Cost $102,433,661)		86,899,468
Floating Rate Loans - 0.4%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,500,000
Household Durables - 0.0%
TOUSA, Inc. Tranche 1LN, term loan 7/31/12 (d)(h)	3,000,000	1,320,000
Media - 0.0%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (h)	1,147,125	1,032,413
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.33% 10/27/13 (h)	487,366	471,527
TOTAL CONSUMER DISCRETIONARY		6,323,940
Floating Rate Loans - continued
	Principal Amount (e)	Value
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
Capital Automotive LP term loan 5% 3/11/17 (h)	$ 2,458,313	$ 2,341,543
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.726% 9/4/19 (h)	997,500	950,119
CityCenter term loan 8.75% 7/1/13 (h)	5,000,000	4,990,500
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (h)	345,607	309,318
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,470,000
Tranche B, term loan 3.2717% 10/10/13 (h)	2,916,349	2,610,132
		10,330,069
TOTAL FINANCIALS		12,671,612
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
Tranche B, term loan 2.569% 7/25/14 (h)	473,753	444,144
Tranche DD, term loan 2.569% 7/25/14 (h)	24,307	22,788
		466,932
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)	3,989,761	3,530,939
TOTAL FLOATING RATE LOANS (Cost $25,544,582)		22,993,423
Commodity Funds - 22.7%
	Shares
Fidelity Commodity Strategy Central Fund (i) (Cost $1,560,830,199)	124,591,325	1,320,668,046
Fixed-Income Funds - 25.4%

Fidelity Floating Rate Central Fund (i) (Cost $1,517,354,904)	15,485,150	1,476,044,498
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	$ 500,000	$ 15,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	2,250,000	0
		15,017
TOTAL PREFERRED SECURITIES (Cost $4,348,541)		15,017
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	70,654,301	70,654,301
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,363,172	13,363,172
TOTAL MONEY MARKET FUNDS (Cost $84,017,473)		84,017,473
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $6,004,545,636)		5,810,323,119
NET OTHER ASSETS (LIABILITIES) - 0.2%		11,293,861
NET ASSETS - 100%		$ 5,821,616,980
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $167,964,138 or 2.9% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,316,299 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 2,332,304
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,239,112
Fidelity Commodity Strategy Central Fund	463,063
Fidelity Floating Rate Central Fund	70,088,272
Fidelity Securities Lending Cash Central Fund	19,425
Total	$ 71,809,872
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 1,616,283,928	$ 57,609,152	$ 1,320,668,046	99.9%
Fidelity Floating Rate Central Fund	1,422,087,615	152,093,798	68,730,010	1,476,044,498	53.0%
Total	$ 1,422,087,615	$ 1,768,377,726	$ 126,339,162	$ 2,796,712,544
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,060,364	$ 3,889,072	$ -	$ 5,171,292
Financials	701,339,780	691,106,759	7,249,577	2,983,444
Health Care	24,081,303	24,081,303	-	-
Industrials	6,974,310	6,974,310	-	-
Corporate Bonds	182,610,269	-	177,769,528	4,840,741
U.S. Government and Government Agency Obligations	1,797,797,405	-	1,797,797,405	-
Asset-Backed Securities	52,612,748	-	21,540,799	31,071,949
Collateralized Mortgage Obligations	7,694,957	-	7,694,176	781
Commercial Mortgage Securities	124,413,526	-	104,423,190	19,990,336
Floating Rate Loans	22,993,423	-	14,502,923	8,490,500
Fixed-Income Funds	1,476,044,498	1,476,044,498	-	-
Preferred Securities	15,017	-	-	15,017
Money Market Funds	84,017,473	84,017,473	-	-
Commodity Funds	1,320,668,046	1,320,668,046	-	-
Total Investments in Securities:	$ 5,810,323,119	$ 3,606,781,461	$ 2,130,977,598	$ 72,564,060
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 5,040,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	131,292
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,171,292
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 131,292
Investments in Securities:
Equities - Financials
Beginning Balance	$ 2,529,851
Total Realized Gain (Loss)	(721)
Total Unrealized Gain (Loss)	454,080
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	234
Transfers out of Level 3	-
Ending Balance	$ 2,983,444
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 454,080
Corporate Bonds
Beginning Balance	$ 4,789,712
Total Realized Gain (Loss)	59,375
Total Unrealized Gain (Loss)	(760,611)
Cost of Purchases	5,336,609
Proceeds of Sales	(4,750,000)
Amortization/Accretion	165,656
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,840,741
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (3,598,736)
Asset-Backed Securities
Beginning Balance	$ 25,078,103
Total Realized Gain (Loss)	927,647
Total Unrealized Gain (Loss)	2,899,484
Cost of Purchases	9,247,740
Proceeds of Sales	(9,485,390)
Amortization/Accretion	528,265
Transfers in to Level 3	6,120,867
Transfers out of Level 3	(4,244,767)
Ending Balance	$ 31,071,949
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 1,610,822
Investments in Securities:
Collateralized Mortgage Obligations
Beginning Balance	$ 6,926
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,219
Cost of Purchases	-
Proceeds of Sales	(4,410)
Amortization/Accretion	(5,954)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 781
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 4,219
Commercial Mortgage Securities
Beginning Balance	$ 7,355,749
Total Realized Gain (Loss)	50,480
Total Unrealized Gain (Loss)	924,446
Cost of Purchases	9,513,358
Proceeds of Sales	(6,520,110)
Amortization/Accretion	425,833
Transfers in to Level 3	9,283,284
Transfers out of Level 3	(1,042,704)
Ending Balance	$ 19,990,336
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 195,503
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	25,389
Cost of Purchases	8,461,099
Proceeds of Sales	-
Amortization/Accretion	4,012
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,490,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 25,389
Investments in Securities:
Preferred Securities
Beginning Balance	$ 85,017
Total Realized Gain (Loss)	(2,953,825)
Total Unrealized Gain (Loss)	3,021,273
Cost of Purchases	-
Proceeds of Sales	(132,000)
Amortization/Accretion	(5,448)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,017
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (66,697)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2011, the Fund had a capital loss carryforward of approximately $320,789,969 of which $318,361,496 and $2,428,473 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value (including securities loaned of $13,027,608) - See accompanying schedule: Unaffiliated issuers (cost $2,842,343,060)	$ 2,929,593,102
Fidelity Central Funds (cost $3,162,202,576)	2,880,730,017
Total Investments (cost $6,004,545,636)		$ 5,810,323,119
Cash		35,496
Receivable for investments sold		29,042,991
Receivable for fund shares sold		3,943,541
Dividends receivable		3,097,509
Interest receivable		10,974,327
Distributions receivable from Fidelity Central Funds		6,223,355
Other receivables		10,651
Total assets		5,863,650,989

Liabilities
Payable for investments purchased	$ 19,032,158
Payable for fund shares redeemed	5,883,025
Accrued management fee	2,844,083
Distribution and service plan fees payable	137,548
Other affiliated payables	678,061
Other payables and accrued expenses	95,962
Collateral on securities loaned, at value	13,363,172
Total liabilities		42,034,009

Net Assets		$ 5,821,616,980
Net Assets consist of:
Paid in capital		$ 6,254,297,657
Undistributed net investment income		47,791,754
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(286,233,411)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(194,239,020)
Net Assets		$ 5,821,616,980

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($219,906,358 ÷ 23,908,331 shares)	$ 9.20

Maximum offering price per share (100/96.00 of $9.20)	$ 9.58
Class T: Net Asset Value and redemption price per share ($29,037,949 ÷ 3,152,537 shares)	$ 9.21

Maximum offering price per share (100/96.00 of $9.21)	$ 9.59
Class B: Net Asset Value and offering price per share ($6,587,413 ÷ 719,013 shares)A	$ 9.16

Class C: Net Asset Value and offering price per share ($89,789,745 ÷ 9,849,532 shares)A	$ 9.12

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($3,541,742,997 ÷ 383,330,139 shares)	$ 9.24

Class F: Net Asset Value, offering price and redemption price per share ($1,121,001,567 ÷ 121,436,657 shares)	$ 9.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($813,550,951 ÷ 88,213,786 shares)	$ 9.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 22,755,874
Interest		59,591,605
Inflation principal income		55,938,982
Income from Fidelity Central Funds		71,809,872
Total income		210,096,333

Expenses
Management fee	$ 34,773,512
Transfer agent fees	6,822,548
Distribution and service plan fees	1,517,887
Accounting and security lending fees	1,415,124
Custodian fees and expenses	72,630
Independent trustees' compensation	21,664
Registration fees	145,326
Audit	203,067
Legal	28,773
Interest	103
Miscellaneous	59,993
Total expenses before reductions	45,060,627
Expense reductions	(256,373)	44,804,254
Net investment income (loss)		165,292,079
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	382,932,051
Fidelity Central Funds	8,176,484
Foreign currency transactions	(3,538)
Capital gain distributions from Fidelity Central Funds	35,887,397
Total net realized gain (loss)		426,992,394
Change in net unrealized appreciation (depreciation) on: Investment securities	(379,214,136)
Assets and liabilities in foreign currencies	(16,136)
Total change in net unrealized appreciation (depreciation)		(379,230,272)
Net gain (loss)		47,762,122
Net increase (decrease) in net assets resulting from operations		$ 213,054,201

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 165,292,079	$ 131,981,235
Net realized gain (loss)	426,992,394	462,428,000
Change in net unrealized appreciation (depreciation)	(379,230,272)	97,204,786
Net increase (decrease) in net assets resulting from operations	213,054,201	691,614,021
Distributions to shareholders from net investment income	(157,665,903)	(83,611,982)
Distributions to shareholders from net realized gain	-	(76,503,945)
Total distributions	(157,665,903)	(160,115,927)
Share transactions - net increase (decrease)	152,872,016	(591,938,978)
Redemption fees	58,794	88,485
Total increase (decrease) in net assets	208,319,108	(60,352,399)

Net Assets
Beginning of period	5,613,297,872	5,673,650,271
End of period (including undistributed net investment income of $47,791,754 and undistributed net investment income of $44,673,435, respectively)	$ 5,821,616,980	$ 5,613,297,872

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08
Income from Investment Operations
Net investment income (loss)C	.233	.171	.146	.444	.473
Net realized and unrealized gain (loss)	.101	.840	(.528)	(.820)	.077
Total from investment operations	.334	1.011	(.382)	(.376)	.550
Distributions from net investment income	(.214)	(.111)	(.208)	(.424)	(.400)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.214)	(.221)	(.688)	(.494)	(.400)
Redemption fees added to paid in capital C,G	-	-	-	-	-
Net asset value, end of period	$ 9.20	$ 9.08	$ 8.29	$ 9.36	$ 10.23
Total ReturnA,B	3.60%	12.46%	(2.73)%	(3.96)%	5.55%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.01%	1.02%	1.03%	1.01%	1.01%
Expenses net of fee waivers, if any	1.01%	1.02%	1.03%	1.01%	1.01%
Expenses net of all reductions	1.01%	1.02%	1.03%	1.01%	1.01%
Net investment income (loss)	2.41%	1.98%	1.98%	4.43%	4.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,906	$ 168,216	$ 112,929	$ 125,074	$ 25,406
Portfolio turnover rateE	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08
Income from Investment Operations
Net investment income (loss)C	.232	.170	.144	.449	.476
Net realized and unrealized gain (loss)	.099	.841	(.521)	(.843)	.082
Total from investment operations	.331	1.011	(.377)	(.394)	.558
Distributions from net investment income	(.211)	(.111)	(.203)	(.417)	(.398)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.211)	(.221)	(.683)	(.487)	(.398)
Redemption fees added to paid in capitalC	-G	-G	-G	.001	-G
Net asset value, end of period	$ 9.21	$ 9.09	$ 8.30	$ 9.36	$ 10.24
Total ReturnA,B	3.56%	12.44%	(2.69)%	(4.12)%	5.64%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.02%	1.03%	1.07%	1.01%	1.00%
Expenses net of fee waivers, if any	1.01%	1.03%	1.07%	1.01%	1.00%
Expenses net of all reductions	1.01%	1.03%	1.07%	1.01%	1.00%
Net investment income (loss)	2.40%	1.98%	1.95%	4.42%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,038	$ 27,373	$ 23,500	$ 27,405	$ 27,709
Portfolio turnover rateE	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06
Income from Investment Operations
Net investment income (loss)C	.162	.108	.093	.376	.405
Net realized and unrealized gain (loss)	.099	.845	(.536)	(.824)	.072
Total from investment operations	.261	.953	(.443)	(.448)	.477
Distributions from net investment income	(.131)	(.083)	(.147)	(.353)	(.327)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.131)	(.193)	(.627)	(.423)	(.327)
Redemption fees added to paid in capitalC	-G	-G	-G	.001	-G
Net asset value, end of period	$ 9.16	$ 9.03	$ 8.27	$ 9.34	$ 10.21
Total ReturnA,B	2.82%	11.73%	(3.53)%	(4.63)%	4.81%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.74%	1.75%	1.76%	1.71%	1.69%
Expenses net of fee waivers, if any	1.73%	1.75%	1.75%	1.71%	1.69%
Expenses net of all reductions	1.73%	1.75%	1.75%	1.71%	1.69%
Net investment income (loss)	1.68%	1.26%	1.27%	3.72%	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,587	$ 7,406	$ 5,992	$ 8,847	$ 6,828
Portfolio turnover rateE	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04
Income from Investment Operations
Net investment income (loss)C	.158	.105	.088	.366	.392
Net realized and unrealized gain (loss)	.107	.838	(.532)	(.826)	.080
Total from investment operations	.265	.943	(.444)	(.460)	.472
Distributions from net investment income	(.135)	(.083)	(.146)	(.350)	(.322)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.135)	(.193)	(.626)	(.420)	(.322)
Redemption fees added to paid in capital C,G	-	-	-	-	-
Net asset value, end of period	$ 9.12	$ 8.99	$ 8.24	$ 9.31	$ 10.19
Total ReturnA,B	2.88%	11.65%	(3.55)%	(4.77)%	4.77%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.77%	1.78%	1.83%	1.80%	1.81%
Expenses net of fee waivers, if any	1.76%	1.78%	1.83%	1.80%	1.81%
Expenses net of all reductions	1.76%	1.78%	1.83%	1.80%	1.81%
Net investment income (loss)	1.65%	1.23%	1.19%	3.63%	3.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,790	$ 66,399	$ 44,744	$ 50,837	$ 24,175
Portfolio turnover rateE	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10
Income from Investment Operations
Net investment income (loss)B	.262	.196	.166	.479	.504
Net realized and unrealized gain (loss)	.098	.846	(.529)	(.834)	.079
Total from investment operations	.360	1.042	(.363)	(.355)	.583
Distributions from net investment income	(.250)	(.122)	(.227)	(.446)	(.423)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.250)	(.232)	(.707)	(.516)	(.423)
Redemption fees added to paid in capitalB	-F	-F	-F	.001	-F
Net asset value, end of period	$ 9.24	$ 9.13	$ 8.32	$ 9.39	$ 10.26
Total ReturnA	3.87%	12.81%	(2.48)%	(3.73)%	5.89%
Ratios to Average Net AssetsC,E
Expenses before reductions	.72%	.73%	.77%	.73%	.74%
Expenses net of fee waivers, if any	.71%	.73%	.77%	.73%	.74%
Expenses net of all reductions	.71%	.73%	.77%	.73%	.73%
Net investment income (loss)	2.70%	2.28%	2.25%	4.70%	4.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,541,743	$ 4,069,023	$ 4,914,336	$ 4,868,074	$ 4,214,434
Portfolio turnover rateD	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended September 30,	2011	2010	2009G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.32	$ 7.63
Income from Investment Operations
Net investment income (loss)D	.273	.208	.065
Net realized and unrealized gain (loss)	.095	.845	.676
Total from investment operations	.368	1.053	.741
Distributions from net investment income	(.268)	(.133)	(.051)
Distributions from net realized gain	-	(.110)	-
Total distributions	(.268)	(.243)	(.051)
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 9.23	$ 9.13	$ 8.32
Total ReturnB,C	3.95%	12.96%	9.80%
Ratios to Average Net AssetsE,H
Expenses before reductions	.60%	.60%	.61%A
Expenses net of fee waivers, if any	.59%	.60%	.61%A
Expenses net of all reductions	.59%	.60%	.61%A
Net investment income (loss)	2.82%	2.41%	3.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,121,002	$ 558,829	$ 389
Portfolio turnover rateF	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09
Income from Investment Operations
Net investment income (loss)B	.258	.194	.166	.475	.500
Net realized and unrealized gain (loss)	.099	.848	(.529)	(.841)	.081
Total from investment operations	.357	1.042	(.363)	(.366)	.581
Distributions from net investment income	(.247)	(.122)	(.227)	(.445)	(.421)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.247)	(.232)	(.707)	(.515)	(.421)
Redemption fees added to paid in capitalB	-F	-F	-F	.001	-F
Net asset value, end of period	$ 9.22	$ 9.11	$ 8.30	$ 9.37	$ 10.25
Total ReturnA	3.84%	12.84%	(2.49)%	(3.85)%	5.87%
Ratios to Average Net AssetsC,E
Expenses before reductions	.76%	.75%	.77%	.75%	.76%
Expenses net of fee waivers, if any	.76%	.75%	.77%	.75%	.76%
Expenses net of all reductions	.75%	.75%	.77%	.75%	.75%
Net investment income (loss)	2.66%	2.25%	2.24%	4.68%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 813,551	$ 716,052	$ 571,760	$ 514,011	$ 311,894
Portfolio turnover rateD	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2011

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return, Class F shares and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Subsequent to period end, all Class F shares were redeemed and the Fund no longer offers Class F shares to investors. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), short-term capital gains, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 287,033,435
Gross unrealized depreciation	(490,805,132)
Net unrealized appreciation (depreciation) on securities and other investments	$ (203,771,697)

Tax Cost	$ 6,014,094,816

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 91,900,195
Capital loss carryforward	$ (320,789,969)
Net unrealized appreciation (depreciation)	$ (203,788,200)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be September 30, 2012.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	September 30, 2011	September 30, 2010
Ordinary Income	$ 157,665,903	$ 160,115,927

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,346,123,721 and $1,295,191,323, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

The Fund invests in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $217,865 for the period and is reflected in Expense reductions on the Statement of Operations.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 514,119	$ 6,764
Class T	-%	.25%	74,973	-
Class B	.65%	.25%	66,256	47,883
Class C	.75%	.25%	862,539	245,493
			$ 1,517,887	$ 300,140

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,781
Class T	4,571
Class B*	10,362
Class C*	9,981
$ 57,695

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 337,414.16
Class T	50,820.17
Class B	17,725.24
Class C	146,146.17
Strategic Real Return	4,889,870.12
Institutional Class	1,380,573.16
	$ 6,822,548

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,073 for the period.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19,794 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,425. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,220,000. The weighted average interest rate was .71%. The interest expense amounted to $103 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Annual Report

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $37,986 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $522.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2011	2010
From net investment income
Class A	$ 4,552,650	$ 1,593,234
Class T	652,315	320,683
Class B	100,263	61,250
Class C	1,240,937	472,652
Strategic Real Return	105,634,199	71,427,737
Class F	23,963,556	1,067,446
Institutional Class	21,521,983	8,668,980
Total	$ 157,665,903	$ 83,611,982
From net realized gain
Class A	$ -	$ 1,672,439
Class T	-	325,701
Class B	-	83,005
Class C	-	667,876
Strategic Real Return	-	63,625,267
Class F	-	2,017,809
Institutional Class	-	8,111,848
Total	$ -	$ 76,503,945

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Class A
Shares sold	9,625,121	10,615,711	$ 93,453,214	$ 90,685,604
Reinvestment of distributions	355,614	370,076	3,423,076	3,077,691
Shares redeemed	(4,594,845)	(6,091,016)	(44,288,664)	(52,371,400)
Net increase (decrease)	5,385,890	4,894,771	$ 52,587,626	$ 41,391,895

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Class T
Shares sold	664,770	812,058	$ 6,435,673	$ 6,953,971
Reinvestment of distributions	56,359	70,645	542,048	588,027
Shares redeemed	(579,262)	(704,426)	(5,583,164)	(6,067,389)
Net increase (decrease)	141,867	178,277	$ 1,394,557	$ 1,474,609
Class B
Shares sold	106,596	357,460	$ 1,026,352	$ 3,050,687
Reinvestment of distributions	8,326	14,631	80,385	121,769
Shares redeemed	(215,825)	(276,279)	(2,066,082)	(2,363,553)
Net increase (decrease)	(100,903)	95,812	$ (959,345)	$ 808,903
Class C
Shares sold	4,037,924	3,428,027	$ 38,742,649	$ 29,121,408
Reinvestment of distributions	110,911	120,335	1,069,209	998,018
Shares redeemed	(1,681,081)	(1,594,474)	(16,066,396)	(13,603,248)
Net increase (decrease)	2,467,754	1,953,888	$ 23,745,462	$ 16,516,178
Strategic Real Return
Shares sold	59,206,494	62,439,364	$ 573,011,574	$ 538,503,624
Reinvestment of distributions	10,909,858	16,074,514	104,615,339	133,884,159
Shares redeemed	(132,464,755)	(223,722,569)	(1,274,734,291)	(1,931,706,512)
Net increase (decrease)	(62,348,403)	(145,208,691)	$ (597,107,378)	$ (1,259,318,729)
Class F
Shares sold	70,487,504	71,940,686	$ 678,957,521	$ 618,764,915
Reinvestment of distributions	2,485,037	367,306	23,963,556	3,085,255
Shares redeemed	(12,754,381)	(11,136,292)	(123,248,774)	(96,999,485)
Net increase (decrease)	60,218,160	61,171,700	$ 579,672,303	$ 524,850,685
Institutional Class
Shares sold	21,339,489	23,621,317	$ 206,388,579	$ 202,869,795
Reinvestment of distributions	2,078,761	1,978,397	19,969,856	16,468,057
Shares redeemed	(13,766,247)	(15,883,677)	(132,819,644)	(137,000,371)
Net increase (decrease)	9,652,003	9,716,037	$ 93,538,791	$ 82,337,481

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds, Fidelity Freedom Funds and Fidelity Freedom K Funds (the Freedom Funds) were the owners of record, in the aggregate, of approximately 69% of the total outstanding shares of the Fund.

Effective after the close of business on October 21, 2011, 438,398,179 shares of the Fund, including all Class F shares, held by the Freedom Funds were redeemed for cash, securities and accrued interest, with a value of $4,127,531,163. The Freedom Funds' ownership in the Fund was reduced to 0%. The Fund generally did not recognize gain or loss for federal income tax purposes. As a result of this redemption, annual class operating expenses as a percent of average net assets are expected to increase to the following amounts:

% of Average Net Assets
Class A	1.04%
Class T	1.05%
Class B	1.75%
Class C	1.80%
Strategic Real Return	.76%
Institutional Class	.85%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly known as Fidelity Fixed-Income Trust) and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund's are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 20.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $89,140,654 of distributions paid during the period January 1, 2011 to September 30, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Strategic Real Return Fund designates 6.00% and 2.00% of the dividends distributed in October and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Strategic Real Return Fund designates 3.00% and 1.00% of the dividends distributed in October and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 27% means that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
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Fidelity Advisor®

Strategic Real Return

Fund - Class A, Class T,
Class B and Class C

Annual Report

September 30, 2011

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

Global equity markets finished the third quarter in a significant downturn that intensified in late July and early August, as Congress struggled to raise the debt ceiling and Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade, along with continued evidence of a slowing global economy, heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(The Chairman's signature appears here.)
Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 4.00% sales charge)	-0.55%	1.98%	2.20%
Class T (incl. 4.00% sales charge)	-0.58%	1.96%	2.18%
Class B (incl. contingent deferred sales charge) B	-2.18%	1.73%	2.16%
Class C (incl. contingent deferred sales charge) C	1.88%	2.02%	2.09%

A From September 7, 2005.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Real Return Fund - Class A on September 7, 2005, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Fixed-income asset classes produced mixed results during the 12 months ending September 30, 2011, as supportive market conditions in the first half of the period gave way in the second half amid increased concern about Europe's ongoing debt debacle, congressional gridlock over raising the federal debt ceiling and Standard & Poor's historic downgrade of the U.S. long-term sovereign credit rating. Among the benchmark indexes for Fidelity Advisor® Strategic Real Return Fund's core asset classes, government-issued inflation-linked bonds led the way, beneficiaries of a late-period flight to quality. The Barclays Capital® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) advanced 9.87%. Real estate fixed-income investments also were strong, outperforming their equity counterparts, with the The BofA Merrill LynchSM US Real Estate Index and the Dow Jones U.S. Select Real Estate Securities IndexSM returning 4.60% and 1.64%, respectively. Floating-rate bank debt generally benefited from a declining default rate and favorable supply/demand dynamics during the period's first half, which helped buoy the S&P®/LSTA Leveraged Performing Loan Index 1.93% for the full 12 months. Lastly, a late-period decline in commodity prices led to a sharp drop for the Dow Jones-UBS Commodity Index Total ReturnSM, which returned only 0.02% for the year.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity Advisor® Strategic Real Return Fund: For the year, the fund's Class A, Class T, Class B and Class C shares advanced 3.60%, 3.56%, 2.82% and 2.88%, respectively (excluding sales charges), lagging the Barclays Capital® U.S. TIPS index and the 4.48% return of the Fidelity Strategic Real Return Composite Index. Relative to the Composite index, the fund received a solid boost from asset allocation, but lost ground due to security selection in several underlying subportfolios, particularly amid market volatility during the period's second half. The modest loss posted by the fund's commodities subportfolio - which transitioned to a dedicated Fidelity central fund during the period - was the biggest relative detractor from performance. The real estate equity subportfolio lagged its benchmark, as security selection in a number of industries hurt results. Despite marginally underperforming its benchmark, the inflation-protected bond sleeve produced the largest absolute return among the asset classes, as investors began to flock to perceived safe-haven securities as the year progressed. Meanwhile, our holdings in floating-rate bank loans, through a stake in a Fidelity central fund, was the biggest contributor to relative results due to strong security and market selection. Lastly, the real estate debt subportfolio also surpassed its benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Class A	1.00%
Actual		$ 1,000.00	$ 943.10	$ 4.87**
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06**
Class T	1.01%
Actual		$ 1,000.00	$ 943.00	$ 4.92**
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.11**
Class B	1.72%
Actual		$ 1,000.00	$ 939.30	$ 8.36**
HypotheticalA		$ 1,000.00	$ 1,016.39	$ 8.69**
Class C	1.76%
Actual		$ 1,000.00	$ 939.30	$ 8.56**
HypotheticalA		$ 1,000.00	$ 1,016.24	$ 8.90**
Strategic Real Return	.71%
Actual		$ 1,000.00	$ 944.50	$ 3.46**
HypotheticalA		$ 1,000.00	$ 1,021.51	$ 3.60**
Class F	.59%
Actual		$ 1,000.00	$ 945.00	$ 2.88
HypotheticalA		$ 1,000.00	$ 1,022.11	$ 2.99
Institutional Class	.75%
Actual		$ 1,000.00	$ 943.30	$ 3.65**
HypotheticalA		$ 1,000.00	$ 1,021.31	$ 3.80**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** In October 2011, there was an affiliated shareholder redemption (see Note 13 of the Notes to Financial Statements). If the results of this transaction had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Expenses Paid
Class A	1.04%
Actual		$ 5.07
HypotheticalA		$ 5.27
Class T	1.05%
Actual		$ 5.11
HypotheticalA		$ 5.32
Class B	1.75%
Actual		$ 8.51
HypotheticalA		$ 8.85
Class C	1.80%
Actual		$ 8.75
HypotheticalA		$ 9.10
Strategic Real Return	.76%
Actual		$ 3.70
HypotheticalA		$ 3.85
Institutional Class	.85%
Actual		$ 4.14
HypotheticalA		$ 4.31

A 5% return per year before expenses

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2011	As of March 31, 2011
Commodity Related Investments *	22.7%	24.9%
Inflation-Protected Investments	30.9%	27.1%
Floating Rate High Yield	25.4%	25.3%
Real Estate Related Investments	19.4%	20.9%
Cash & Cash Equivalents	1.4%	1.5%
* Investments may include commodity-linked notes, Fidelity Commodity Strategy Central Fund and cash.
Quality Diversification (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
U.S. Government and U.S. Government Agency Obligations 30.9%	U.S. Government and U.S. Government Agency Obligations 27.1%
AAA 0.2%	AAA 0.4%
AA 0.7%	AA 0.7%
A 0.4%	A 0.3%
BBB 2.0%	BBB 2.0%
BB and Below 22.1%	BB and Below 20.4%
Not Rated 5.0%	Not Rated 6.6%
Structured Notes (including Commodity Linked Notes) 0.0%	Structured Notes (including Commodity-Linked Notes) 6.5%
Equities† 35.8%	Equities†† 23.9%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 12.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 22.7%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 9.1%
Asset Allocation (% of fund's net assets)
As of September 30, 2011*	As of March 31, 2011**
Stocks 13.1%	Stocks 14.8%
U.S. Government and U.S. Government Agency Obligations 30.9%	U.S. Government and U.S. Government Agency Obligations 27.1%
Corporate Bonds 4.5%	Corporate Bonds 4.9%
Asset-Backed Securities 0.9%	Asset-Backed Securities 0.8%
Structured Notes (including Commodity-Linked Notes) 0.0%	Structured Notes (including Commodity-Linked Notes) 6.5%
Floating Rate Loans 22.7%	Floating Rate Loans 22.2%
CMOs and Other Mortgage Related Securities 2.2%	CMOs and Other Mortgage Related Securities 2.4%
Other Investments† 22.8%	Other Investments†† 9.2%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 12.1%
* Foreign investments	3.3%	** Foreign investments	5.7%
* U.S. Treasury Inflation-Indexed Securities	30.9%	** U.S. Treasury Inflation-Indexed Securities	27.1%

† Includes investment in Fidelity Commodity Strategy Central Fund of 22.7%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 9.1%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2011

Showing Percentage of Net Assets

Corporate Bonds - 3.1%
		Principal Amount (e)	Value
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 660,000	$ 495,000
FINANCIALS - 0.6%
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 4% 2/15/15		500,000	570,625
CapLease, Inc. 7.5% 10/1/27 (g)		5,500,000	5,513,750
ProLogis LP:
1.875% 11/15/37		2,200,000	2,145,000
2.625% 5/15/38		500,000	491,250
The Macerich Co. 3.25% 3/15/12 (g)		4,300,000	4,273,125
			12,993,750
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.5% 10/1/26 (g)		4,500,000	4,502,813
First Potomac Realty Investment LP 4% 12/15/11 (g)		2,400,000	2,400,000
Grubb & Ellis Co. 7.95% 5/1/15 (g)		1,900,000	1,406,000
Home Properties, Inc. 4.125% 11/1/26 (g)		1,900,000	1,900,000
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		11,550,000	11,593,313
SL Green Realty Corp. 3% 3/30/27 (g)		1,450,000	1,439,125
			23,241,251
TOTAL FINANCIALS			36,235,001
TOTAL CONVERTIBLE BONDS			36,730,001
Nonconvertible Bonds - 2.5%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (g)		3,527,526	3,832,622
Household Durables - 0.5%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	990,000
KB Home:
5.75% 2/1/14		510,000	443,700
5.875% 1/15/15		1,500,000	1,245,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home: - continued
6.25% 6/15/15		$ 5,100,000	$ 4,080,000
7.25% 6/15/18		1,160,000	904,800
9.1% 9/15/17		1,375,000	1,168,750
Lennar Corp.:
5.5% 9/1/14		4,000,000	3,760,000
5.6% 5/31/15		1,500,000	1,410,000
M/I Homes, Inc. 8.625% 11/15/18		4,120,000	3,666,800
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,360,000
Ryland Group, Inc. 8.4% 5/15/17		685,000	657,600
Standard Pacific Corp.:
8.375% 5/15/18		5,665,000	4,793,723
10.75% 9/15/16		1,585,000	1,553,300
			28,033,673
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18		435,000	362,138
Specialty Retail - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,510,000	2,635,500
TOTAL CONSUMER DISCRETIONARY			34,863,933
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		525,000	527,625
FINANCIALS - 1.8%
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		2,680,000	2,676,650
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,133,026
			5,809,676
Real Estate Investment Trusts - 1.0%
Camden Property Trust 5% 6/15/15		1,400,000	1,494,994
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		1,131,000	1,236,154
6.25% 6/15/14		1,170,000	1,258,156
Developers Diversified Realty Corp.:
5.375% 10/15/12		2,000,000	2,010,456
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 7/15/18		$ 2,970,000	$ 3,089,676
9.625% 3/15/16		2,780,000	3,150,199
Equity One, Inc.:
5.375% 10/15/15		500,000	511,639
6% 9/15/16		1,000,000	1,037,403
6.25% 12/15/14		1,000,000	1,057,487
6.25% 1/15/17		1,000,000	1,043,936
Health Care Property Investors, Inc.:
6% 3/1/15		1,500,000	1,596,432
6.3% 9/15/16		4,750,000	5,085,360
7.072% 6/8/15		500,000	549,589
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		1,000,000	1,033,534
6.5% 1/17/17		625,000	675,128
HMB Capital Trust V 3.9471% 12/15/36 (d)(g)(h)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,564,585
6.7% 1/15/18		1,000,000	1,070,584
6.75% 2/15/13		1,250,000	1,280,250
7.875% 8/15/14		500,000	542,942
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,016,275
iStar Financial, Inc.:
5.875% 3/15/16		1,000,000	790,000
5.95% 10/15/13		3,495,000	2,970,750
6.05% 4/15/15		410,000	369,000
Kimco Realty Corp. 5.783% 3/15/16		550,000	596,025
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,234,562
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,088,636
6.25% 2/1/13		2,000,000	2,104,964
Omega Healthcare Investors, Inc.:
7% 1/15/16		2,298,000	2,338,215
7.5% 2/15/20		1,000,000	1,005,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,809,900
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,020,000
ProLogis LP 7.625% 7/1/17		1,565,000	1,732,009
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		$ 1,000,000	$ 1,118,400
Senior Housing Properties Trust 6.75% 4/15/20		710,000	771,690
UDR, Inc. 5.5% 4/1/14		2,000,000	2,124,312
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		500,000	532,772
5.25% 1/15/16		1,000,000	1,066,657
			54,977,671
Real Estate Management & Development - 0.7%
AMB Property LP 5.9% 8/15/13		600,000	616,871
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,565,301
5.75% 4/1/12		1,000,000	1,013,955
6% 4/1/16		1,000,000	1,035,576
7.5% 5/15/15		500,000	541,945
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,122,500
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,289,091
6.25% 6/15/14		1,595,000	1,677,695
6.875% 8/15/12		1,000,000	1,027,283
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,559,559
Duke Realty LP 6.25% 5/15/13		750,000	783,227
First Industrial LP 5.75% 1/15/16		1,000,000	980,898
Forest City Enterprises, Inc.:
6.5% 2/1/17		5,393,000	4,961,560
7.625% 6/1/15		1,080,000	1,036,800
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,377,542
Host Hotels & Resorts, Inc.:
6.875% 11/1/14		2,000,000	1,970,000
9% 5/15/17		750,000	825,000
Liberty Property LP 6.375% 8/15/12		2,680,000	2,770,600
Post Apartment Homes LP:
5.45% 6/1/12		714,000	727,084
6.3% 6/1/13		1,000,000	1,052,332
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,306,319
5.875% 6/15/17		600,000	649,348
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		$ 1,000,000	$ 985,000
Ventas Realty LP Series 1, 6.5% 6/1/16		5,570,000	5,735,897
			41,611,383
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20		5,336,609	1,707,715
TOTAL FINANCIALS			104,106,445
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,685,000	2,530,613
Skilled Healthcare Group, Inc. 11% 1/15/14		1,720,000	1,625,400
			4,156,013
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,226,252
TOTAL NONCONVERTIBLE BONDS			145,880,268
TOTAL CORPORATE BONDS (Cost $179,814,758)			182,610,269
U.S. Treasury Inflation Protected Obligations - 30.9%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		53,918,500	62,336,267
2% 1/15/26		111,462,152	132,235,153
2.125% 2/15/40		38,213,609	48,694,817
2.125% 2/15/41		31,206,505	39,974,306
2.375% 1/15/25		76,818,498	94,597,979
2.375% 1/15/27		77,857,375	97,166,623
2.5% 1/15/29		49,455,280	63,300,765
3.625% 4/15/28		25,281,718	36,371,088
3.875% 4/15/29		36,142,512	54,138,996
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		46,234,114	47,787,055
0.5% 4/15/15		66,196,845	68,818,298
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
0.625% 4/15/13		$ 41,149,955	$ 41,865,386
0.625% 7/15/21		40,094,400	41,931,087
1.125% 1/15/21		48,538,780	53,053,004
1.25% 4/15/14		46,969,560	49,135,871
1.25% 7/15/20		80,800,200	89,311,908
1.375% 7/15/18		26,191,250	29,060,828
1.375% 1/15/20		26,117,750	29,119,952
1.625% 1/15/15		49,123,973	52,836,769
1.625% 1/15/18		41,625,082	46,652,177
1.875% 7/15/13		57,664,275	60,342,085
1.875% 7/15/15		99,467,434	109,187,682
1.875% 7/15/19		34,915,980	40,233,518
2% 1/15/14		56,468,552	59,915,285
2% 7/15/14		61,303,787	65,935,078
2% 1/15/16		398,384	442,720
2.125% 1/15/19		27,358,240	31,866,741
2.375% 1/15/17		47,330,563	54,439,552
2.5% 7/15/16		132,561,210	152,128,420
2.625% 7/15/17		38,151,050	44,917,995
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,627,135,839)			1,797,797,405
Asset-Backed Securities - 0.9%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,643,000	1,610,140
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5935% 3/23/19 (g)(h)		1,924,150	1,539,320
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		4,880,719	4,819,710
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4358% 1/20/37 (g)(h)		1,577,874	1,214,963
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,927,285	1,676,738
CBRE Realty Finance CDO 2007-1/LLC 0.4958% 4/7/52 (g)(h)		8,685,923	4,560,110
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,332,664
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,934,203
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (g)		181,452	0
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		$ 2,140,000	$ 1,519,400
Class B2, 1.7128% 12/28/35 (g)(h)		2,110,000	1,334,575
Class D, 9% 12/28/35 (g)		505,579	126,395
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.8628% 6/28/38 (g)(h)		510,000	425,850
Class D, 9% 6/28/38 (g)		1,100,000	770,000
Crest Ltd. Series 2002-IGA Class A, 0.7026% 7/28/17 (g)(h)		57,960	57,683
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		2,008,000	1,816,135
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.684% 11/28/39 (g)(h)		850,000	25,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8846% 9/25/46 (g)(h)		750,000	15,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (g)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		5,201,036	2,140,224
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (g)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9213% 12/28/33 (h)		1,900,000	1,731,806
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.994% 8/28/38 (g)(h)		4,410,000	3,836,700
Class C1B, 7.696% 8/28/38 (g)		1,189,000	915,054
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (g)		168,978	167,711
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		427,507	113,364
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9183% 2/5/36 (g)(h)		291,630	29
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		1,055,000	1,044,450
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(h)		3,000,000	1,200,000
Series 2006-1A:
Class A1A, 0.6181% 9/25/26 (g)(h)		1,997,850	1,658,216
Class A1B, 0.6881% 9/25/26 (g)(h)		3,215,000	2,539,850
Class A2A, 0.5781% 9/25/26 (g)(h)		6,317,753	5,180,558
Class F, 1.5081% 9/25/26 (g)(h)		2,250,000	1,462,500
Class G, 1.7081% 9/25/26 (g)(h)		1,530,000	963,900
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class H, 2.0081% 9/25/26 (g)(h)		$ 4,300,000	$ 2,580,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6178% 11/21/40 (g)(h)		2,500,000	2,000,000
Class F, 2.2478% 11/21/40 (g)(h)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $58,695,120)			52,612,748
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.439% 3/15/22 (g)(h)		543,604	542,883
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.409% 6/15/22 (g)(h)		2,750,000	2,505,360
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (g)(h)		23,587	781
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7051% 1/25/19 (g)(h)		50,707	38,041
Class B4, 4.7051% 1/25/19 (g)(h)		101,415	57,115
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6182% 4/25/20 (g)(h)		500,000	495,256
Series 2010-K6 Class B, 5.5325% 12/25/46 (g)(h)		1,000,000	960,533
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		1,000,000	1,012,600
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		2,082,000	2,079,416
RESI Finance LP/RESI Finance DE Corp. floater Series 2005-D Class B6, 2.479% 12/15/37 (g)(h)		443,739	1,775
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.325% 9/10/37 (g)(h)		133,667	1,003
Series 2005-D Class B7, 4.479% 12/15/37 (g)(h)		77,480	194
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,182,620)			7,694,957
Commercial Mortgage Securities - 2.1%
		Principal Amount (e)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (k)		$ 2,408,499	$ 2,316,299
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	3,984,348
Series 2005-1 Class A3, 4.877% 11/10/42		221,350	221,431
Series 2005-1 Class CJ, 5.3528% 11/10/42 (h)		1,450,000	1,381,876
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.979% 11/15/15 (g)(h)		10,918,040	9,644,996
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.229% 3/15/22 (g)(h)		2,630,000	2,051,400
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6198% 3/11/39 (h)		3,000,000	2,496,087
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		2,000,000	1,632,486
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.8052% 1/15/46 (g)(h)		1,500,000	1,309,434
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,153,111
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	228,476
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	130,728
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	119,399
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	50,328
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	165,043
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	696,085
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.359% 12/15/20 (g)(h)		2,000,000	1,894,102
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		2,886,483	2,771,024
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (g)		4,490,000	3,709,975
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		1,000,000	1,036,052
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,943,516
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8846% 3/25/17 (g)(h)		1,440,000	1,205,100
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4346% 3/25/17 (g)(h)		2,200,000	1,785,438
Class G, 7.2346% 3/25/17 (g)(h)		1,870,000	1,210,825
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,898,150
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4531% 6/10/31 (g)(h)		2,500,000	2,630,075
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
FHLMC Multi-class participation certificates guaranteed Series K013 Class X3, 2.8844% 1/25/43 (h)(j)		$ 5,930,000	$ 1,039,889
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (g)		1,000,000	998,861
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.6617% 12/25/43 (h)(j)		6,103,048	996,249
Series K012 Class X3, 2.3656% 1/25/41 (h)(j)		3,512,148	492,640
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		7,639,120	7,352,653
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,429,567
Series 2002-1A Class H, 7.3574% 12/10/35 (g)(h)		1,277,000	1,274,925
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		618,935	647,166
Class G, 6.75% 4/15/29 (h)		1,352,000	1,466,452
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		1,374,934	1,401,527
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		467,331	470,782
Class J, 6.974% 8/15/36		2,720,000	2,583,361
Series 2000-C1 Class K, 7% 3/15/33		1,000,000	669,292
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		1,000,000	1,015,597
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		1,141,000	1,136,073
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.4193% 3/6/20 (g)(h)		2,800,000	2,778,618
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(h)		2,750,000	2,835,720
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	899,822
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(h)		1,500,000	1,278,452
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.409% 2/15/19 (g)(h)		1,807,016	1,755,699
JP Morgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		888,925	909,787
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		1,070,000	1,113,228
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		6,000,000	5,332,920
Series 2006-C4 Class AJ, 6.0868% 6/15/38 (h)		2,000,000	1,551,048
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.7776% 6/25/43 (g)(h)		$ 1,929,500	$ 1,354,965
Series 2011-1 Class B, 5.7776% 6/25/43 (g)(h)		2,340,000	2,088,020
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (g)		600,000	60
Class F, 10.813% 5/15/44 (g)		400,000	40
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		2,843,273	2,829,057
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,271,425
Series 1997-RR Class F, 7.4021% 4/30/39 (g)(h)		536,392	509,572
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,153,506	1,012,148
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	3,245,200
Series 2011-C2:
Class D, 5.4964% 6/15/44 (g)(h)		1,890,000	1,441,862
Class E, 5.4964% 6/15/44 (g)(h)		2,400,000	1,681,680
Class F, 5.4964% 6/15/44 (g)(h)		1,810,000	1,148,101
Class XB, 0.5402% 6/15/44 (g)(h)(j)		63,708,221	1,844,353
NationsLink Funding Corp. Series 1999-SL Class X, 95.02% 11/10/30 (h)(j)		1,129,454	993,920
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		1,125,079	1,253,901
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (g)		1,190,000	1,190,590
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		2,500,000	2,288,252
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.804% 7/15/24 (g)(h)		1,800,000	769,379
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,947,924
Series 2004-C12 Class D, 5.495% 7/15/41 (h)		2,250,000	2,091,150
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,355,815
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $125,795,362)			124,413,526
Common Stocks - 11.3%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	2,065,224
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.1%
Standard Pacific Corp. (a)	738,400	$ 1,823,848
Stanley Martin Communities LLC Class B (a)	6,300	5,171,292
		6,995,140
TOTAL CONSUMER DISCRETIONARY		9,060,364
FINANCIALS - 10.6%
Capital Markets - 0.0%
HFF, Inc. (a)	129,400	1,130,956
Real Estate Investment Trusts - 10.3%
Acadia Realty Trust (SBI)	1,164,790	21,781,573
Alexandria Real Estate Equities, Inc.	258,711	15,882,268
American Campus Communities, Inc.	56,700	2,109,807
American Capital Agency Corp.	40,400	1,094,840
Annaly Capital Management, Inc.	110,700	1,840,941
Anworth Mortgage Asset Corp.	335,400	2,280,720
Apartment Investment & Management Co. Class A	21,900	484,428
AvalonBay Communities, Inc.	62,655	7,145,803
Boston Properties, Inc.	272,742	24,301,312
Brandywine Realty Trust (SBI)	131,400	1,052,514
Camden Property Trust (SBI)	321,235	17,751,446
CapLease, Inc.	263,200	950,152
CBL & Associates Properties, Inc.	1,248,620	14,184,323
Cedar Shopping Centers, Inc.	135,700	422,027
Chesapeake Lodging Trust	670,366	8,091,318
CommonWealth REIT	45,200	857,444
Coresite Realty Corp.	72,800	1,044,680
Cousins Properties, Inc.	72,200	422,370
Cys Investments, Inc. (f)	205,080	2,479,417
DCT Industrial Trust, Inc.	1,294,627	5,683,413
DDR Corp.	1,140,900	12,435,810
DiamondRock Hospitality Co.	974,810	6,813,922
Digital Realty Trust, Inc. (f)	307,760	16,976,042
Douglas Emmett, Inc.	794,130	13,579,623
Duke Realty LP	176,400	1,852,200
Dynex Capital, Inc.	206,700	1,666,002
Education Realty Trust, Inc.	1,528,382	13,128,801
Equity Lifestyle Properties, Inc.	195,500	12,257,850
Equity Residential (SBI)	375,139	19,458,460
Essex Property Trust, Inc.	183,887	22,073,795
Excel Trust, Inc.	496,250	4,773,925
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Glimcher Realty Trust	679,304	$ 4,809,472
HCP, Inc.	371,261	13,016,411
Health Care REIT, Inc.	139,097	6,509,740
Healthcare Realty Trust, Inc.	77,800	1,310,930
Highwoods Properties, Inc. (SBI)	536,573	15,163,553
Hospitality Properties Trust (SBI)	14,200	301,466
Host Hotels & Resorts, Inc.	423,903	4,637,499
Kite Realty Group Trust	534,633	1,956,757
Lexington Corporate Properties Trust	488,400	3,194,136
LTC Properties, Inc.	53,200	1,347,024
MFA Financial, Inc.	1,547,266	10,861,807
Mid-America Apartment Communities, Inc.	88,262	5,315,138
Monmouth Real Estate Investment Corp. Class A	110,000	872,300
National Retail Properties, Inc.	88,700	2,383,369
Omega Healthcare Investors, Inc.	79,599	1,268,012
Pebblebrook Hotel Trust	97,400	1,524,310
Post Properties, Inc.	342,870	11,911,304
Prologis, Inc.	1,447,974	35,113,370
Public Storage	381,158	42,441,943
Senior Housing Properties Trust (SBI)	55,700	1,199,778
Simon Property Group, Inc.	644,721	70,906,416
SL Green Realty Corp.	375,319	21,824,800
Stag Industrial, Inc.	393,950	4,018,290
Summit Hotel Properties, Inc.	250,800	1,770,648
Sunstone Hotel Investors, Inc. (a)	952,682	5,420,761
The Macerich Co.	226,356	9,649,556
Two Harbors Investment Corp.	205,100	1,811,033
Ventas, Inc.	1,028,868	50,826,079
Vornado Realty Trust	147,472	11,004,361
Weyerhaeuser Co.	190,852	2,967,749
		600,215,238
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	290,830	4,019,963
Forest City Enterprises, Inc. Class A (a)	362,013	3,859,059
The St. Joe Co. (a)	347,905	5,215,096
		13,094,118
TOTAL FINANCIALS		614,440,312
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	860,902	$ 10,795,711
Capital Senior Living Corp. (a)	271,300	1,673,921
Emeritus Corp. (a)	695,475	9,806,198
Sunrise Senior Living, Inc. (a)	389,951	1,805,473
		24,081,303
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
The Geo Group, Inc. (a)	375,771	6,974,310
TOTAL COMMON STOCKS (Cost $710,392,577)		654,556,289
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	120,000	2,449,200
Excel Trust, Inc. 7.00% (g)	43,800	947,175
Health Care REIT, Inc. Series I, 6.50%	20,000	948,750
Lexington Corporate Properties Trust Series C 6.50%	72,500	2,962,350
		7,307,475
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (g)	45,000	1,226,250
TOTAL FINANCIALS		8,533,725
Nonconvertible Preferred Stocks - 1.3%
FINANCIALS - 1.3%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	28,900
Red Lion Hotels Capital Trust 9.50%	138,465	3,463,010
		3,491,910
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,369,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	$ 8
Series B, 9.25% (a)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	185,500	4,850,825
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,596,290
Apartment Investment & Management Co.:
Series T, 8.00%	80,000	2,022,400
Series U, 7.75%	40,227	996,825
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	497,200
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	241,900
7.375%	44,647	1,030,006
Cedar Shopping Centers, Inc. 8.875%	50,500	1,194,325
CenterPoint Properties Trust Series D, 5.377%	5,280	2,983,200
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,964,528
Series B, 7.50%	43,159	1,044,016
Duke Realty LP:
8.375%	63,129	1,641,354
Series L, 6.60%	5,334	128,656
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	356,500
Equity Lifestyle Properties, Inc. 8.034%	117,600	2,937,648
Equity Residential (depositary shares) Series N, 6.48%	21,200	531,484
Essex Property Trust, Inc. Series H, 7.125%	10,000	253,500
Glimcher Realty Trust Series G, 8.125%	37,500	885,000
Health Care REIT, Inc. Series F, 7.625%	50,000	1,276,500
HomeBanc Mortgage Corp. Series A (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	214,729	5,497,062
Series C, 7.00%	74,798	1,833,299
Hudson Pacific Properties, Inc. 8.375%	27,500	726,275
Kimco Realty Corp. Series G, 7.75%	126,900	3,248,640
Kite Realty Group Trust 8.25%	5,000	112,500
LaSalle Hotel Properties:
Series E, 8.00%	91,400	2,285,000
Series G, 7.25%	87,640	2,123,517
LBA Realty Fund II Series B, 7.625% (a)	146,695	2,640,510
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,455,300
Lexington Realty Trust 7.55%	20,285	485,826
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MFA Financial, Inc. Series A, 8.50%	378,300	$ 9,514,245
Pebblebrook Hotel Trust:
Series A, 7.875%	60,500	1,482,855
Series B, 8.00%	40,000	992,800
Prologis, Inc.:
Series O, 7.00%	1,000	24,400
Series Q, 8.54%	19,500	1,130,392
PS Business Parks, Inc. Series P, 6.70%	65,000	1,614,600
Public Storage Series N, 7.00%	40,000	1,027,600
Regency Centers Corp. 7.25%	31,125	781,238
Saul Centers, Inc.:
8.00%	45,000	1,163,250
Series B (depositary shares) 9.00%	30,000	803,700
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	1,023,300
UMH Properties, Inc. Series A, 8.25%	50,000	1,254,500
Weingarten Realty Investors (SBI) Series F, 6.50%	77,546	1,851,023
		74,873,833
TOTAL FINANCIALS		78,365,743
TOTAL PREFERRED STOCKS (Cost $102,433,661)		86,899,468
Floating Rate Loans - 0.4%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,500,000
Household Durables - 0.0%
TOUSA, Inc. Tranche 1LN, term loan 7/31/12 (d)(h)	3,000,000	1,320,000
Media - 0.0%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (h)	1,147,125	1,032,413
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.33% 10/27/13 (h)	487,366	471,527
TOTAL CONSUMER DISCRETIONARY		6,323,940
Floating Rate Loans - continued
	Principal Amount (e)	Value
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
Capital Automotive LP term loan 5% 3/11/17 (h)	$ 2,458,313	$ 2,341,543
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.726% 9/4/19 (h)	997,500	950,119
CityCenter term loan 8.75% 7/1/13 (h)	5,000,000	4,990,500
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (h)	345,607	309,318
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,470,000
Tranche B, term loan 3.2717% 10/10/13 (h)	2,916,349	2,610,132
		10,330,069
TOTAL FINANCIALS		12,671,612
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
Tranche B, term loan 2.569% 7/25/14 (h)	473,753	444,144
Tranche DD, term loan 2.569% 7/25/14 (h)	24,307	22,788
		466,932
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)	3,989,761	3,530,939
TOTAL FLOATING RATE LOANS (Cost $25,544,582)		22,993,423
Commodity Funds - 22.7%
	Shares
Fidelity Commodity Strategy Central Fund (i) (Cost $1,560,830,199)	124,591,325	1,320,668,046
Fixed-Income Funds - 25.4%

Fidelity Floating Rate Central Fund (i) (Cost $1,517,354,904)	15,485,150	1,476,044,498
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	$ 500,000	$ 15,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	2,250,000	0
		15,017
TOTAL PREFERRED SECURITIES (Cost $4,348,541)		15,017
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	70,654,301	70,654,301
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,363,172	13,363,172
TOTAL MONEY MARKET FUNDS (Cost $84,017,473)		84,017,473
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $6,004,545,636)		5,810,323,119
NET OTHER ASSETS (LIABILITIES) - 0.2%		11,293,861
NET ASSETS - 100%		$ 5,821,616,980
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $167,964,138 or 2.9% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,316,299 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 2,332,304
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,239,112
Fidelity Commodity Strategy Central Fund	463,063
Fidelity Floating Rate Central Fund	70,088,272
Fidelity Securities Lending Cash Central Fund	19,425
Total	$ 71,809,872
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 1,616,283,928	$ 57,609,152	$ 1,320,668,046	99.9%
Fidelity Floating Rate Central Fund	1,422,087,615	152,093,798	68,730,010	1,476,044,498	53.0%
Total	$ 1,422,087,615	$ 1,768,377,726	$ 126,339,162	$ 2,796,712,544
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,060,364	$ 3,889,072	$ -	$ 5,171,292
Financials	701,339,780	691,106,759	7,249,577	2,983,444
Health Care	24,081,303	24,081,303	-	-
Industrials	6,974,310	6,974,310	-	-
Corporate Bonds	182,610,269	-	177,769,528	4,840,741
U.S. Government and Government Agency Obligations	1,797,797,405	-	1,797,797,405	-
Asset-Backed Securities	52,612,748	-	21,540,799	31,071,949
Collateralized Mortgage Obligations	7,694,957	-	7,694,176	781
Commercial Mortgage Securities	124,413,526	-	104,423,190	19,990,336
Floating Rate Loans	22,993,423	-	14,502,923	8,490,500
Fixed-Income Funds	1,476,044,498	1,476,044,498	-	-
Preferred Securities	15,017	-	-	15,017
Money Market Funds	84,017,473	84,017,473	-	-
Commodity Funds	1,320,668,046	1,320,668,046	-	-
Total Investments in Securities:	$ 5,810,323,119	$ 3,606,781,461	$ 2,130,977,598	$ 72,564,060
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 5,040,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	131,292
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,171,292
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 131,292
Investments in Securities:
Equities - Financials
Beginning Balance	$ 2,529,851
Total Realized Gain (Loss)	(721)
Total Unrealized Gain (Loss)	454,080
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	234
Transfers out of Level 3	-
Ending Balance	$ 2,983,444
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 454,080
Corporate Bonds
Beginning Balance	$ 4,789,712
Total Realized Gain (Loss)	59,375
Total Unrealized Gain (Loss)	(760,611)
Cost of Purchases	5,336,609
Proceeds of Sales	(4,750,000)
Amortization/Accretion	165,656
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,840,741
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (3,598,736)
Asset-Backed Securities
Beginning Balance	$ 25,078,103
Total Realized Gain (Loss)	927,647
Total Unrealized Gain (Loss)	2,899,484
Cost of Purchases	9,247,740
Proceeds of Sales	(9,485,390)
Amortization/Accretion	528,265
Transfers in to Level 3	6,120,867
Transfers out of Level 3	(4,244,767)
Ending Balance	$ 31,071,949
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 1,610,822
Investments in Securities:
Collateralized Mortgage Obligations
Beginning Balance	$ 6,926
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,219
Cost of Purchases	-
Proceeds of Sales	(4,410)
Amortization/Accretion	(5,954)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 781
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 4,219
Commercial Mortgage Securities
Beginning Balance	$ 7,355,749
Total Realized Gain (Loss)	50,480
Total Unrealized Gain (Loss)	924,446
Cost of Purchases	9,513,358
Proceeds of Sales	(6,520,110)
Amortization/Accretion	425,833
Transfers in to Level 3	9,283,284
Transfers out of Level 3	(1,042,704)
Ending Balance	$ 19,990,336
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 195,503
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	25,389
Cost of Purchases	8,461,099
Proceeds of Sales	-
Amortization/Accretion	4,012
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,490,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 25,389
Investments in Securities:
Preferred Securities
Beginning Balance	$ 85,017
Total Realized Gain (Loss)	(2,953,825)
Total Unrealized Gain (Loss)	3,021,273
Cost of Purchases	-
Proceeds of Sales	(132,000)
Amortization/Accretion	(5,448)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,017
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (66,697)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2011, the Fund had a capital loss carryforward of approximately $320,789,969 of which $318,361,496 and $2,428,473 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value (including securities loaned of $13,027,608) - See accompanying schedule: Unaffiliated issuers (cost $2,842,343,060)	$ 2,929,593,102
Fidelity Central Funds (cost $3,162,202,576)	2,880,730,017
Total Investments (cost $6,004,545,636)		$ 5,810,323,119
Cash		35,496
Receivable for investments sold		29,042,991
Receivable for fund shares sold		3,943,541
Dividends receivable		3,097,509
Interest receivable		10,974,327
Distributions receivable from Fidelity Central Funds		6,223,355
Other receivables		10,651
Total assets		5,863,650,989

Liabilities
Payable for investments purchased	$ 19,032,158
Payable for fund shares redeemed	5,883,025
Accrued management fee	2,844,083
Distribution and service plan fees payable	137,548
Other affiliated payables	678,061
Other payables and accrued expenses	95,962
Collateral on securities loaned, at value	13,363,172
Total liabilities		42,034,009

Net Assets		$ 5,821,616,980
Net Assets consist of:
Paid in capital		$ 6,254,297,657
Undistributed net investment income		47,791,754
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(286,233,411)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(194,239,020)
Net Assets		$ 5,821,616,980

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($219,906,358 ÷ 23,908,331 shares)	$ 9.20

Maximum offering price per share (100/96.00 of $9.20)	$ 9.58
Class T: Net Asset Value and redemption price per share ($29,037,949 ÷ 3,152,537 shares)	$ 9.21

Maximum offering price per share (100/96.00 of $9.21)	$ 9.59
Class B: Net Asset Value and offering price per share ($6,587,413 ÷ 719,013 shares)A	$ 9.16

Class C: Net Asset Value and offering price per share ($89,789,745 ÷ 9,849,532 shares)A	$ 9.12

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($3,541,742,997 ÷ 383,330,139 shares)	$ 9.24

Class F: Net Asset Value, offering price and redemption price per share ($1,121,001,567 ÷ 121,436,657 shares)	$ 9.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($813,550,951 ÷ 88,213,786 shares)	$ 9.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 22,755,874
Interest		59,591,605
Inflation principal income		55,938,982
Income from Fidelity Central Funds		71,809,872
Total income		210,096,333

Expenses
Management fee	$ 34,773,512
Transfer agent fees	6,822,548
Distribution and service plan fees	1,517,887
Accounting and security lending fees	1,415,124
Custodian fees and expenses	72,630
Independent trustees' compensation	21,664
Registration fees	145,326
Audit	203,067
Legal	28,773
Interest	103
Miscellaneous	59,993
Total expenses before reductions	45,060,627
Expense reductions	(256,373)	44,804,254
Net investment income (loss)		165,292,079
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	382,932,051
Fidelity Central Funds	8,176,484
Foreign currency transactions	(3,538)
Capital gain distributions from Fidelity Central Funds	35,887,397
Total net realized gain (loss)		426,992,394
Change in net unrealized appreciation (depreciation) on: Investment securities	(379,214,136)
Assets and liabilities in foreign currencies	(16,136)
Total change in net unrealized appreciation (depreciation)		(379,230,272)
Net gain (loss)		47,762,122
Net increase (decrease) in net assets resulting from operations		$ 213,054,201

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 165,292,079	$ 131,981,235
Net realized gain (loss)	426,992,394	462,428,000
Change in net unrealized appreciation (depreciation)	(379,230,272)	97,204,786
Net increase (decrease) in net assets resulting from operations	213,054,201	691,614,021
Distributions to shareholders from net investment income	(157,665,903)	(83,611,982)
Distributions to shareholders from net realized gain	-	(76,503,945)
Total distributions	(157,665,903)	(160,115,927)
Share transactions - net increase (decrease)	152,872,016	(591,938,978)
Redemption fees	58,794	88,485
Total increase (decrease) in net assets	208,319,108	(60,352,399)

Net Assets
Beginning of period	5,613,297,872	5,673,650,271
End of period (including undistributed net investment income of $47,791,754 and undistributed net investment income of $44,673,435, respectively)	$ 5,821,616,980	$ 5,613,297,872

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08
Income from Investment Operations
Net investment income (loss)C	.233	.171	.146	.444	.473
Net realized and unrealized gain (loss)	.101	.840	(.528)	(.820)	.077
Total from investment operations	.334	1.011	(.382)	(.376)	.550
Distributions from net investment income	(.214)	(.111)	(.208)	(.424)	(.400)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.214)	(.221)	(.688)	(.494)	(.400)
Redemption fees added to paid in capital C,G	-	-	-	-	-
Net asset value, end of period	$ 9.20	$ 9.08	$ 8.29	$ 9.36	$ 10.23
Total ReturnA,B	3.60%	12.46%	(2.73)%	(3.96)%	5.55%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.01%	1.02%	1.03%	1.01%	1.01%
Expenses net of fee waivers, if any	1.01%	1.02%	1.03%	1.01%	1.01%
Expenses net of all reductions	1.01%	1.02%	1.03%	1.01%	1.01%
Net investment income (loss)	2.41%	1.98%	1.98%	4.43%	4.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,906	$ 168,216	$ 112,929	$ 125,074	$ 25,406
Portfolio turnover rateE	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08
Income from Investment Operations
Net investment income (loss)C	.232	.170	.144	.449	.476
Net realized and unrealized gain (loss)	.099	.841	(.521)	(.843)	.082
Total from investment operations	.331	1.011	(.377)	(.394)	.558
Distributions from net investment income	(.211)	(.111)	(.203)	(.417)	(.398)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.211)	(.221)	(.683)	(.487)	(.398)
Redemption fees added to paid in capitalC	-G	-G	-G	.001	-G
Net asset value, end of period	$ 9.21	$ 9.09	$ 8.30	$ 9.36	$ 10.24
Total ReturnA,B	3.56%	12.44%	(2.69)%	(4.12)%	5.64%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.02%	1.03%	1.07%	1.01%	1.00%
Expenses net of fee waivers, if any	1.01%	1.03%	1.07%	1.01%	1.00%
Expenses net of all reductions	1.01%	1.03%	1.07%	1.01%	1.00%
Net investment income (loss)	2.40%	1.98%	1.95%	4.42%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,038	$ 27,373	$ 23,500	$ 27,405	$ 27,709
Portfolio turnover rateE	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06
Income from Investment Operations
Net investment income (loss)C	.162	.108	.093	.376	.405
Net realized and unrealized gain (loss)	.099	.845	(.536)	(.824)	.072
Total from investment operations	.261	.953	(.443)	(.448)	.477
Distributions from net investment income	(.131)	(.083)	(.147)	(.353)	(.327)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.131)	(.193)	(.627)	(.423)	(.327)
Redemption fees added to paid in capitalC	-G	-G	-G	.001	-G
Net asset value, end of period	$ 9.16	$ 9.03	$ 8.27	$ 9.34	$ 10.21
Total ReturnA,B	2.82%	11.73%	(3.53)%	(4.63)%	4.81%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.74%	1.75%	1.76%	1.71%	1.69%
Expenses net of fee waivers, if any	1.73%	1.75%	1.75%	1.71%	1.69%
Expenses net of all reductions	1.73%	1.75%	1.75%	1.71%	1.69%
Net investment income (loss)	1.68%	1.26%	1.27%	3.72%	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,587	$ 7,406	$ 5,992	$ 8,847	$ 6,828
Portfolio turnover rateE	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04
Income from Investment Operations
Net investment income (loss)C	.158	.105	.088	.366	.392
Net realized and unrealized gain (loss)	.107	.838	(.532)	(.826)	.080
Total from investment operations	.265	.943	(.444)	(.460)	.472
Distributions from net investment income	(.135)	(.083)	(.146)	(.350)	(.322)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.135)	(.193)	(.626)	(.420)	(.322)
Redemption fees added to paid in capital C,G	-	-	-	-	-
Net asset value, end of period	$ 9.12	$ 8.99	$ 8.24	$ 9.31	$ 10.19
Total ReturnA,B	2.88%	11.65%	(3.55)%	(4.77)%	4.77%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.77%	1.78%	1.83%	1.80%	1.81%
Expenses net of fee waivers, if any	1.76%	1.78%	1.83%	1.80%	1.81%
Expenses net of all reductions	1.76%	1.78%	1.83%	1.80%	1.81%
Net investment income (loss)	1.65%	1.23%	1.19%	3.63%	3.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,790	$ 66,399	$ 44,744	$ 50,837	$ 24,175
Portfolio turnover rateE	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10
Income from Investment Operations
Net investment income (loss)B	.262	.196	.166	.479	.504
Net realized and unrealized gain (loss)	.098	.846	(.529)	(.834)	.079
Total from investment operations	.360	1.042	(.363)	(.355)	.583
Distributions from net investment income	(.250)	(.122)	(.227)	(.446)	(.423)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.250)	(.232)	(.707)	(.516)	(.423)
Redemption fees added to paid in capitalB	-F	-F	-F	.001	-F
Net asset value, end of period	$ 9.24	$ 9.13	$ 8.32	$ 9.39	$ 10.26
Total ReturnA	3.87%	12.81%	(2.48)%	(3.73)%	5.89%
Ratios to Average Net AssetsC,E
Expenses before reductions	.72%	.73%	.77%	.73%	.74%
Expenses net of fee waivers, if any	.71%	.73%	.77%	.73%	.74%
Expenses net of all reductions	.71%	.73%	.77%	.73%	.73%
Net investment income (loss)	2.70%	2.28%	2.25%	4.70%	4.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,541,743	$ 4,069,023	$ 4,914,336	$ 4,868,074	$ 4,214,434
Portfolio turnover rateD	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended September 30,	2011	2010	2009G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.32	$ 7.63
Income from Investment Operations
Net investment income (loss)D	.273	.208	.065
Net realized and unrealized gain (loss)	.095	.845	.676
Total from investment operations	.368	1.053	.741
Distributions from net investment income	(.268)	(.133)	(.051)
Distributions from net realized gain	-	(.110)	-
Total distributions	(.268)	(.243)	(.051)
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 9.23	$ 9.13	$ 8.32
Total ReturnB,C	3.95%	12.96%	9.80%
Ratios to Average Net AssetsE,H
Expenses before reductions	.60%	.60%	.61%A
Expenses net of fee waivers, if any	.59%	.60%	.61%A
Expenses net of all reductions	.59%	.60%	.61%A
Net investment income (loss)	2.82%	2.41%	3.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,121,002	$ 558,829	$ 389
Portfolio turnover rateF	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09
Income from Investment Operations
Net investment income (loss)B	.258	.194	.166	.475	.500
Net realized and unrealized gain (loss)	.099	.848	(.529)	(.841)	.081
Total from investment operations	.357	1.042	(.363)	(.366)	.581
Distributions from net investment income	(.247)	(.122)	(.227)	(.445)	(.421)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.247)	(.232)	(.707)	(.515)	(.421)
Redemption fees added to paid in capitalB	-F	-F	-F	.001	-F
Net asset value, end of period	$ 9.22	$ 9.11	$ 8.30	$ 9.37	$ 10.25
Total ReturnA	3.84%	12.84%	(2.49)%	(3.85)%	5.87%
Ratios to Average Net AssetsC,E
Expenses before reductions	.76%	.75%	.77%	.75%	.76%
Expenses net of fee waivers, if any	.76%	.75%	.77%	.75%	.76%
Expenses net of all reductions	.75%	.75%	.77%	.75%	.75%
Net investment income (loss)	2.66%	2.25%	2.24%	4.68%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 813,551	$ 716,052	$ 571,760	$ 514,011	$ 311,894
Portfolio turnover rateD	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2011

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return, Class F shares and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Subsequent to period end, all Class F shares were redeemed and the Fund no longer offers Class F shares to investors. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), short-term capital gains, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 287,033,435
Gross unrealized depreciation	(490,805,132)
Net unrealized appreciation (depreciation) on securities and other investments	$ (203,771,697)

Tax Cost	$ 6,014,094,816

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 91,900,195
Capital loss carryforward	$ (320,789,969)
Net unrealized appreciation (depreciation)	$ (203,788,200)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be September 30, 2012.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	September 30, 2011	September 30, 2010
Ordinary Income	$ 157,665,903	$ 160,115,927

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,346,123,721 and $1,295,191,323, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

The Fund invests in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $217,865 for the period and is reflected in Expense reductions on the Statement of Operations.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 514,119	$ 6,764
Class T	-%	.25%	74,973	-
Class B	.65%	.25%	66,256	47,883
Class C	.75%	.25%	862,539	245,493
			$ 1,517,887	$ 300,140

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,781
Class T	4,571
Class B*	10,362
Class C*	9,981
$ 57,695

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 337,414.16
Class T	50,820.17
Class B	17,725.24
Class C	146,146.17
Strategic Real Return	4,889,870.12
Institutional Class	1,380,573.16
	$ 6,822,548

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,073 for the period.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19,794 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,425. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,220,000. The weighted average interest rate was .71%. The interest expense amounted to $103 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Annual Report

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $37,986 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $522.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2011	2010
From net investment income
Class A	$ 4,552,650	$ 1,593,234
Class T	652,315	320,683
Class B	100,263	61,250
Class C	1,240,937	472,652
Strategic Real Return	105,634,199	71,427,737
Class F	23,963,556	1,067,446
Institutional Class	21,521,983	8,668,980
Total	$ 157,665,903	$ 83,611,982
From net realized gain
Class A	$ -	$ 1,672,439
Class T	-	325,701
Class B	-	83,005
Class C	-	667,876
Strategic Real Return	-	63,625,267
Class F	-	2,017,809
Institutional Class	-	8,111,848
Total	$ -	$ 76,503,945

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Class A
Shares sold	9,625,121	10,615,711	$ 93,453,214	$ 90,685,604
Reinvestment of distributions	355,614	370,076	3,423,076	3,077,691
Shares redeemed	(4,594,845)	(6,091,016)	(44,288,664)	(52,371,400)
Net increase (decrease)	5,385,890	4,894,771	$ 52,587,626	$ 41,391,895

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Class T
Shares sold	664,770	812,058	$ 6,435,673	$ 6,953,971
Reinvestment of distributions	56,359	70,645	542,048	588,027
Shares redeemed	(579,262)	(704,426)	(5,583,164)	(6,067,389)
Net increase (decrease)	141,867	178,277	$ 1,394,557	$ 1,474,609
Class B
Shares sold	106,596	357,460	$ 1,026,352	$ 3,050,687
Reinvestment of distributions	8,326	14,631	80,385	121,769
Shares redeemed	(215,825)	(276,279)	(2,066,082)	(2,363,553)
Net increase (decrease)	(100,903)	95,812	$ (959,345)	$ 808,903
Class C
Shares sold	4,037,924	3,428,027	$ 38,742,649	$ 29,121,408
Reinvestment of distributions	110,911	120,335	1,069,209	998,018
Shares redeemed	(1,681,081)	(1,594,474)	(16,066,396)	(13,603,248)
Net increase (decrease)	2,467,754	1,953,888	$ 23,745,462	$ 16,516,178
Strategic Real Return
Shares sold	59,206,494	62,439,364	$ 573,011,574	$ 538,503,624
Reinvestment of distributions	10,909,858	16,074,514	104,615,339	133,884,159
Shares redeemed	(132,464,755)	(223,722,569)	(1,274,734,291)	(1,931,706,512)
Net increase (decrease)	(62,348,403)	(145,208,691)	$ (597,107,378)	$ (1,259,318,729)
Class F
Shares sold	70,487,504	71,940,686	$ 678,957,521	$ 618,764,915
Reinvestment of distributions	2,485,037	367,306	23,963,556	3,085,255
Shares redeemed	(12,754,381)	(11,136,292)	(123,248,774)	(96,999,485)
Net increase (decrease)	60,218,160	61,171,700	$ 579,672,303	$ 524,850,685
Institutional Class
Shares sold	21,339,489	23,621,317	$ 206,388,579	$ 202,869,795
Reinvestment of distributions	2,078,761	1,978,397	19,969,856	16,468,057
Shares redeemed	(13,766,247)	(15,883,677)	(132,819,644)	(137,000,371)
Net increase (decrease)	9,652,003	9,716,037	$ 93,538,791	$ 82,337,481

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds, Fidelity Freedom Funds and Fidelity Freedom K Funds (the Freedom Funds) were the owners of record, in the aggregate, of approximately 69% of the total outstanding shares of the Fund.

Effective after the close of business on October 21, 2011, 438,398,179 shares of the Fund, including all Class F shares, held by the Freedom Funds were redeemed for cash, securities and accrued interest, with a value of $4,127,531,163. The Freedom Funds' ownership in the Fund was reduced to 0%. The Fund generally did not recognize gain or loss for federal income tax purposes. As a result of this redemption, annual class operating expenses as a percent of average net assets are expected to increase to the following amounts:

% of Average Net Assets
Class A	1.04%
Class T	1.05%
Class B	1.75%
Class C	1.80%
Strategic Real Return	.76%
Institutional Class	.85%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly known as Fidelity Fixed-Income Trust) and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 20.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $89,140,654 of distributions paid during the period January 1, 2011 to September 30, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A and Class T designate 9.00% and 2.00% of the dividends distributed in October and December, respectively, and Class B and Class C designate 2.00% of the dividends distributed in December, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A and Class T designate 5.00% and 1.00% of the dividends distributed in October and December, respectively, and Class B and Class C designate 1.00% of the dividends distributed in December, during the fiscal year as as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 27% means that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARRS-UANN-1111
1.814972.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Real Return

Fund - Institutional Class

Annual Report

September 30, 2011

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

(The Chairman's photo appears here.)

Global equity markets finished the third quarter in a significant downturn that intensified in late July and early August, as Congress struggled to raise the debt ceiling and Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade, along with continued evidence of a slowing global economy, heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(The Chairman's signature appears here.)
Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Life of fund A
Institutional Class	3.84%	3.07%	3.14%

A From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Real Return Fund - Institutional Class on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Fixed-income asset classes produced mixed results during the 12 months ending September 30, 2011, as supportive market conditions in the first half of the period gave way in the second half amid increased concern about Europe's ongoing debt debacle, congressional gridlock over raising the federal debt ceiling and Standard & Poor's historic downgrade of the U.S. long-term sovereign credit rating. Among the benchmark indexes for Fidelity Advisor® Strategic Real Return Fund's core asset classes, government-issued inflation-linked bonds led the way, beneficiaries of a late-period flight to quality. The Barclays Capital® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) advanced 9.87%. Real estate fixed-income investments also were strong, outperforming their equity counterparts, with the The BofA Merrill LynchSM US Real Estate Index and the Dow Jones U.S. Select Real Estate Securities IndexSM returning 4.60% and 1.64%, respectively. Floating-rate bank debt generally benefited from a declining default rate and favorable supply/demand dynamics during the period's first half, which helped buoy the S&P®/LSTA Leveraged Performing Loan Index 1.93% for the full 12 months. Lastly, a late-period decline in commodity prices led to a sharp drop for the Dow Jones-UBS Commodity Index Total ReturnSM, which returned only 0.02% for the year.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity Advisor® Strategic Real Return Fund: For the year, the fund's Institutional Class shares advanced 3.84%, lagging the Barclays Capital® U.S. TIPS index and the 4.48% return of the Fidelity Strategic Real Return Composite Index. Relative to the Composite index, the fund received a solid boost from asset allocation, but lost ground due to security selection in several underlying subportfolios, particularly amid market volatility during the period's second half. The modest loss posted by the fund's commodities subportfolio - which transitioned to dedicated Fidelity central fund during the period - was the biggest relative detractor from performance. The real estate equity subportfolio lagged its benchmark, as security selection in a number of industries hurt results. Despite marginally underperforming its benchmark, the inflation-protected bond sleeve produced the largest absolute return among the asset classes, as investors began to flock to perceived safe-haven securities as the year progressed. Meanwhile, our holdings in floating-rate bank loans, through a stake in a Fidelity central fund, was the biggest contributor to relative results due to strong security and market selection. Lastly, the real estate debt subportfolio also surpassed its benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Class A	1.00%
Actual		$ 1,000.00	$ 943.10	$ 4.87**
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06**
Class T	1.01%
Actual		$ 1,000.00	$ 943.00	$ 4.92**
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.11**
Class B	1.72%
Actual		$ 1,000.00	$ 939.30	$ 8.36**
HypotheticalA		$ 1,000.00	$ 1,016.39	$ 8.69**
Class C	1.76%
Actual		$ 1,000.00	$ 939.30	$ 8.56**
HypotheticalA		$ 1,000.00	$ 1,016.24	$ 8.90**
Strategic Real Return	.71%
Actual		$ 1,000.00	$ 944.50	$ 3.46**
HypotheticalA		$ 1,000.00	$ 1,021.51	$ 3.60**
Class F	.59%
Actual		$ 1,000.00	$ 945.00	$ 2.88
HypotheticalA		$ 1,000.00	$ 1,022.11	$ 2.99
Institutional Class	.75%
Actual		$ 1,000.00	$ 943.30	$ 3.65**
HypotheticalA		$ 1,000.00	$ 1,021.31	$ 3.80**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** In October 2011, there was an affiliated shareholder redemption (see Note 13 of the Notes to Financial Statements). If the results of this transaction had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Annual Report

	Annualized Expense Ratio	Expenses Paid
Class A	1.04%
Actual		$ 5.07
HypotheticalA		$ 5.27
Class T	1.05%
Actual		$ 5.11
HypotheticalA		$ 5.32
Class B	1.75%
Actual		$ 8.51
HypotheticalA		$ 8.85
Class C	1.80%
Actual		$ 8.75
HypotheticalA		$ 9.10
Strategic Real Return	.76%
Actual		$ 3.70
HypotheticalA		$ 3.85
Institutional Class	.85%
Actual		$ 4.14
HypotheticalA		$ 4.31

A 5% return per year before expenses

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2011	As of March 31, 2011
Commodity Related Investments *	22.7%	24.9%
Inflation-Protected Investments	30.9%	27.1%
Floating Rate High Yield	25.4%	25.3%
Real Estate Related Investments	19.4%	20.9%
Cash & Cash Equivalents	1.4%	1.5%
* Investments may include commodity-linked notes, Fidelity Commodity Strategy Central Fund and cash.
Quality Diversification (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
U.S. Government and U.S. Government Agency Obligations 30.9%	U.S. Government and U.S. Government Agency Obligations 27.1%
AAA 0.2%	AAA 0.4%
AA 0.7%	AA 0.7%
A 0.4%	A 0.3%
BBB 2.0%	BBB 2.0%
BB and Below 22.1%	BB and Below 20.4%
Not Rated 5.0%	Not Rated 6.6%
Structured Notes (including Commodity Linked Notes) 0.0%	Structured Notes (including Commodity-Linked Notes) 6.5%
Equities† 35.8%	Equities†† 23.9%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 12.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 22.7%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 9.1%
Asset Allocation (% of fund's net assets)
As of September 30, 2011*	As of March 31, 2011**
Stocks 13.1%	Stocks 14.8%
U.S. Government and U.S. Government Agency Obligations 30.9%	U.S. Government and U.S. Government Agency Obligations 27.1%
Corporate Bonds 4.5%	Corporate Bonds 4.9%
Asset-Backed Securities 0.9%	Asset-Backed Securities 0.8%
Structured Notes (including Commodity-Linked Notes) 0.0%	Structured Notes (including Commodity-Linked Notes) 6.5%
Floating Rate Loans 22.7%	Floating Rate Loans 22.2%
CMOs and Other Mortgage Related Securities 2.2%	CMOs and Other Mortgage Related Securities 2.4%
Other Investments† 22.8%	Other Investments†† 9.2%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 12.1%
* Foreign investments	3.3%	** Foreign investments	5.7%
* U.S. Treasury Inflation-Indexed Securities	30.9%	** U.S. Treasury Inflation-Indexed Securities	27.1%

† Includes investment in Fidelity Commodity Strategy Central Fund of 22.7%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 9.1%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2011

Showing Percentage of Net Assets

Corporate Bonds - 3.1%
		Principal Amount (e)	Value
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 660,000	$ 495,000
FINANCIALS - 0.6%
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 4% 2/15/15		500,000	570,625
CapLease, Inc. 7.5% 10/1/27 (g)		5,500,000	5,513,750
ProLogis LP:
1.875% 11/15/37		2,200,000	2,145,000
2.625% 5/15/38		500,000	491,250
The Macerich Co. 3.25% 3/15/12 (g)		4,300,000	4,273,125
			12,993,750
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.5% 10/1/26 (g)		4,500,000	4,502,813
First Potomac Realty Investment LP 4% 12/15/11 (g)		2,400,000	2,400,000
Grubb & Ellis Co. 7.95% 5/1/15 (g)		1,900,000	1,406,000
Home Properties, Inc. 4.125% 11/1/26 (g)		1,900,000	1,900,000
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		11,550,000	11,593,313
SL Green Realty Corp. 3% 3/30/27 (g)		1,450,000	1,439,125
			23,241,251
TOTAL FINANCIALS			36,235,001
TOTAL CONVERTIBLE BONDS			36,730,001
Nonconvertible Bonds - 2.5%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (g)		3,527,526	3,832,622
Household Durables - 0.5%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	990,000
KB Home:
5.75% 2/1/14		510,000	443,700
5.875% 1/15/15		1,500,000	1,245,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home: - continued
6.25% 6/15/15		$ 5,100,000	$ 4,080,000
7.25% 6/15/18		1,160,000	904,800
9.1% 9/15/17		1,375,000	1,168,750
Lennar Corp.:
5.5% 9/1/14		4,000,000	3,760,000
5.6% 5/31/15		1,500,000	1,410,000
M/I Homes, Inc. 8.625% 11/15/18		4,120,000	3,666,800
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,360,000
Ryland Group, Inc. 8.4% 5/15/17		685,000	657,600
Standard Pacific Corp.:
8.375% 5/15/18		5,665,000	4,793,723
10.75% 9/15/16		1,585,000	1,553,300
			28,033,673
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18		435,000	362,138
Specialty Retail - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,510,000	2,635,500
TOTAL CONSUMER DISCRETIONARY			34,863,933
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		525,000	527,625
FINANCIALS - 1.8%
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		2,680,000	2,676,650
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,133,026
			5,809,676
Real Estate Investment Trusts - 1.0%
Camden Property Trust 5% 6/15/15		1,400,000	1,494,994
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		1,131,000	1,236,154
6.25% 6/15/14		1,170,000	1,258,156
Developers Diversified Realty Corp.:
5.375% 10/15/12		2,000,000	2,010,456
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 7/15/18		$ 2,970,000	$ 3,089,676
9.625% 3/15/16		2,780,000	3,150,199
Equity One, Inc.:
5.375% 10/15/15		500,000	511,639
6% 9/15/16		1,000,000	1,037,403
6.25% 12/15/14		1,000,000	1,057,487
6.25% 1/15/17		1,000,000	1,043,936
Health Care Property Investors, Inc.:
6% 3/1/15		1,500,000	1,596,432
6.3% 9/15/16		4,750,000	5,085,360
7.072% 6/8/15		500,000	549,589
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		1,000,000	1,033,534
6.5% 1/17/17		625,000	675,128
HMB Capital Trust V 3.9471% 12/15/36 (d)(g)(h)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,564,585
6.7% 1/15/18		1,000,000	1,070,584
6.75% 2/15/13		1,250,000	1,280,250
7.875% 8/15/14		500,000	542,942
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,016,275
iStar Financial, Inc.:
5.875% 3/15/16		1,000,000	790,000
5.95% 10/15/13		3,495,000	2,970,750
6.05% 4/15/15		410,000	369,000
Kimco Realty Corp. 5.783% 3/15/16		550,000	596,025
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,234,562
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,088,636
6.25% 2/1/13		2,000,000	2,104,964
Omega Healthcare Investors, Inc.:
7% 1/15/16		2,298,000	2,338,215
7.5% 2/15/20		1,000,000	1,005,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,809,900
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,020,000
ProLogis LP 7.625% 7/1/17		1,565,000	1,732,009
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		$ 1,000,000	$ 1,118,400
Senior Housing Properties Trust 6.75% 4/15/20		710,000	771,690
UDR, Inc. 5.5% 4/1/14		2,000,000	2,124,312
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		500,000	532,772
5.25% 1/15/16		1,000,000	1,066,657
			54,977,671
Real Estate Management & Development - 0.7%
AMB Property LP 5.9% 8/15/13		600,000	616,871
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,565,301
5.75% 4/1/12		1,000,000	1,013,955
6% 4/1/16		1,000,000	1,035,576
7.5% 5/15/15		500,000	541,945
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,122,500
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,289,091
6.25% 6/15/14		1,595,000	1,677,695
6.875% 8/15/12		1,000,000	1,027,283
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,559,559
Duke Realty LP 6.25% 5/15/13		750,000	783,227
First Industrial LP 5.75% 1/15/16		1,000,000	980,898
Forest City Enterprises, Inc.:
6.5% 2/1/17		5,393,000	4,961,560
7.625% 6/1/15		1,080,000	1,036,800
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,377,542
Host Hotels & Resorts, Inc.:
6.875% 11/1/14		2,000,000	1,970,000
9% 5/15/17		750,000	825,000
Liberty Property LP 6.375% 8/15/12		2,680,000	2,770,600
Post Apartment Homes LP:
5.45% 6/1/12		714,000	727,084
6.3% 6/1/13		1,000,000	1,052,332
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,306,319
5.875% 6/15/17		600,000	649,348
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		$ 1,000,000	$ 985,000
Ventas Realty LP Series 1, 6.5% 6/1/16		5,570,000	5,735,897
			41,611,383
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20		5,336,609	1,707,715
TOTAL FINANCIALS			104,106,445
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,685,000	2,530,613
Skilled Healthcare Group, Inc. 11% 1/15/14		1,720,000	1,625,400
			4,156,013
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,226,252
TOTAL NONCONVERTIBLE BONDS			145,880,268
TOTAL CORPORATE BONDS (Cost $179,814,758)			182,610,269
U.S. Treasury Inflation Protected Obligations - 30.9%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		53,918,500	62,336,267
2% 1/15/26		111,462,152	132,235,153
2.125% 2/15/40		38,213,609	48,694,817
2.125% 2/15/41		31,206,505	39,974,306
2.375% 1/15/25		76,818,498	94,597,979
2.375% 1/15/27		77,857,375	97,166,623
2.5% 1/15/29		49,455,280	63,300,765
3.625% 4/15/28		25,281,718	36,371,088
3.875% 4/15/29		36,142,512	54,138,996
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		46,234,114	47,787,055
0.5% 4/15/15		66,196,845	68,818,298
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
0.625% 4/15/13		$ 41,149,955	$ 41,865,386
0.625% 7/15/21		40,094,400	41,931,087
1.125% 1/15/21		48,538,780	53,053,004
1.25% 4/15/14		46,969,560	49,135,871
1.25% 7/15/20		80,800,200	89,311,908
1.375% 7/15/18		26,191,250	29,060,828
1.375% 1/15/20		26,117,750	29,119,952
1.625% 1/15/15		49,123,973	52,836,769
1.625% 1/15/18		41,625,082	46,652,177
1.875% 7/15/13		57,664,275	60,342,085
1.875% 7/15/15		99,467,434	109,187,682
1.875% 7/15/19		34,915,980	40,233,518
2% 1/15/14		56,468,552	59,915,285
2% 7/15/14		61,303,787	65,935,078
2% 1/15/16		398,384	442,720
2.125% 1/15/19		27,358,240	31,866,741
2.375% 1/15/17		47,330,563	54,439,552
2.5% 7/15/16		132,561,210	152,128,420
2.625% 7/15/17		38,151,050	44,917,995
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,627,135,839)			1,797,797,405
Asset-Backed Securities - 0.9%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,643,000	1,610,140
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5935% 3/23/19 (g)(h)		1,924,150	1,539,320
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		4,880,719	4,819,710
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4358% 1/20/37 (g)(h)		1,577,874	1,214,963
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,927,285	1,676,738
CBRE Realty Finance CDO 2007-1/LLC 0.4958% 4/7/52 (g)(h)		8,685,923	4,560,110
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,332,664
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,934,203
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (g)		181,452	0
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		$ 2,140,000	$ 1,519,400
Class B2, 1.7128% 12/28/35 (g)(h)		2,110,000	1,334,575
Class D, 9% 12/28/35 (g)		505,579	126,395
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.8628% 6/28/38 (g)(h)		510,000	425,850
Class D, 9% 6/28/38 (g)		1,100,000	770,000
Crest Ltd. Series 2002-IGA Class A, 0.7026% 7/28/17 (g)(h)		57,960	57,683
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		2,008,000	1,816,135
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.684% 11/28/39 (g)(h)		850,000	25,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8846% 9/25/46 (g)(h)		750,000	15,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (g)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		5,201,036	2,140,224
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (g)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9213% 12/28/33 (h)		1,900,000	1,731,806
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.994% 8/28/38 (g)(h)		4,410,000	3,836,700
Class C1B, 7.696% 8/28/38 (g)		1,189,000	915,054
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (g)		168,978	167,711
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		427,507	113,364
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9183% 2/5/36 (g)(h)		291,630	29
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		1,055,000	1,044,450
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(h)		3,000,000	1,200,000
Series 2006-1A:
Class A1A, 0.6181% 9/25/26 (g)(h)		1,997,850	1,658,216
Class A1B, 0.6881% 9/25/26 (g)(h)		3,215,000	2,539,850
Class A2A, 0.5781% 9/25/26 (g)(h)		6,317,753	5,180,558
Class F, 1.5081% 9/25/26 (g)(h)		2,250,000	1,462,500
Class G, 1.7081% 9/25/26 (g)(h)		1,530,000	963,900
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class H, 2.0081% 9/25/26 (g)(h)		$ 4,300,000	$ 2,580,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6178% 11/21/40 (g)(h)		2,500,000	2,000,000
Class F, 2.2478% 11/21/40 (g)(h)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $58,695,120)			52,612,748
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.439% 3/15/22 (g)(h)		543,604	542,883
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.409% 6/15/22 (g)(h)		2,750,000	2,505,360
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (g)(h)		23,587	781
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7051% 1/25/19 (g)(h)		50,707	38,041
Class B4, 4.7051% 1/25/19 (g)(h)		101,415	57,115
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6182% 4/25/20 (g)(h)		500,000	495,256
Series 2010-K6 Class B, 5.5325% 12/25/46 (g)(h)		1,000,000	960,533
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		1,000,000	1,012,600
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		2,082,000	2,079,416
RESI Finance LP/RESI Finance DE Corp. floater Series 2005-D Class B6, 2.479% 12/15/37 (g)(h)		443,739	1,775
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.325% 9/10/37 (g)(h)		133,667	1,003
Series 2005-D Class B7, 4.479% 12/15/37 (g)(h)		77,480	194
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,182,620)			7,694,957
Commercial Mortgage Securities - 2.1%
		Principal Amount (e)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (k)		$ 2,408,499	$ 2,316,299
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	3,984,348
Series 2005-1 Class A3, 4.877% 11/10/42		221,350	221,431
Series 2005-1 Class CJ, 5.3528% 11/10/42 (h)		1,450,000	1,381,876
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.979% 11/15/15 (g)(h)		10,918,040	9,644,996
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.229% 3/15/22 (g)(h)		2,630,000	2,051,400
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6198% 3/11/39 (h)		3,000,000	2,496,087
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		2,000,000	1,632,486
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.8052% 1/15/46 (g)(h)		1,500,000	1,309,434
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,153,111
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	228,476
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	130,728
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	119,399
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	50,328
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	165,043
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	696,085
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.359% 12/15/20 (g)(h)		2,000,000	1,894,102
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		2,886,483	2,771,024
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (g)		4,490,000	3,709,975
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		1,000,000	1,036,052
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,943,516
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8846% 3/25/17 (g)(h)		1,440,000	1,205,100
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4346% 3/25/17 (g)(h)		2,200,000	1,785,438
Class G, 7.2346% 3/25/17 (g)(h)		1,870,000	1,210,825
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,898,150
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4531% 6/10/31 (g)(h)		2,500,000	2,630,075
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
FHLMC Multi-class participation certificates guaranteed Series K013 Class X3, 2.8844% 1/25/43 (h)(j)		$ 5,930,000	$ 1,039,889
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (g)		1,000,000	998,861
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.6617% 12/25/43 (h)(j)		6,103,048	996,249
Series K012 Class X3, 2.3656% 1/25/41 (h)(j)		3,512,148	492,640
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		7,639,120	7,352,653
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,429,567
Series 2002-1A Class H, 7.3574% 12/10/35 (g)(h)		1,277,000	1,274,925
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		618,935	647,166
Class G, 6.75% 4/15/29 (h)		1,352,000	1,466,452
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		1,374,934	1,401,527
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		467,331	470,782
Class J, 6.974% 8/15/36		2,720,000	2,583,361
Series 2000-C1 Class K, 7% 3/15/33		1,000,000	669,292
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		1,000,000	1,015,597
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		1,141,000	1,136,073
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.4193% 3/6/20 (g)(h)		2,800,000	2,778,618
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(h)		2,750,000	2,835,720
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	899,822
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(h)		1,500,000	1,278,452
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.409% 2/15/19 (g)(h)		1,807,016	1,755,699
JP Morgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		888,925	909,787
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		1,070,000	1,113,228
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		6,000,000	5,332,920
Series 2006-C4 Class AJ, 6.0868% 6/15/38 (h)		2,000,000	1,551,048
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.7776% 6/25/43 (g)(h)		$ 1,929,500	$ 1,354,965
Series 2011-1 Class B, 5.7776% 6/25/43 (g)(h)		2,340,000	2,088,020
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (g)		600,000	60
Class F, 10.813% 5/15/44 (g)		400,000	40
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		2,843,273	2,829,057
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,271,425
Series 1997-RR Class F, 7.4021% 4/30/39 (g)(h)		536,392	509,572
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,153,506	1,012,148
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	3,245,200
Series 2011-C2:
Class D, 5.4964% 6/15/44 (g)(h)		1,890,000	1,441,862
Class E, 5.4964% 6/15/44 (g)(h)		2,400,000	1,681,680
Class F, 5.4964% 6/15/44 (g)(h)		1,810,000	1,148,101
Class XB, 0.5402% 6/15/44 (g)(h)(j)		63,708,221	1,844,353
NationsLink Funding Corp. Series 1999-SL Class X, 95.02% 11/10/30 (h)(j)		1,129,454	993,920
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		1,125,079	1,253,901
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (g)		1,190,000	1,190,590
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		2,500,000	2,288,252
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.804% 7/15/24 (g)(h)		1,800,000	769,379
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,947,924
Series 2004-C12 Class D, 5.495% 7/15/41 (h)		2,250,000	2,091,150
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,355,815
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $125,795,362)			124,413,526
Common Stocks - 11.3%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	2,065,224
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.1%
Standard Pacific Corp. (a)	738,400	$ 1,823,848
Stanley Martin Communities LLC Class B (a)	6,300	5,171,292
		6,995,140
TOTAL CONSUMER DISCRETIONARY		9,060,364
FINANCIALS - 10.6%
Capital Markets - 0.0%
HFF, Inc. (a)	129,400	1,130,956
Real Estate Investment Trusts - 10.3%
Acadia Realty Trust (SBI)	1,164,790	21,781,573
Alexandria Real Estate Equities, Inc.	258,711	15,882,268
American Campus Communities, Inc.	56,700	2,109,807
American Capital Agency Corp.	40,400	1,094,840
Annaly Capital Management, Inc.	110,700	1,840,941
Anworth Mortgage Asset Corp.	335,400	2,280,720
Apartment Investment & Management Co. Class A	21,900	484,428
AvalonBay Communities, Inc.	62,655	7,145,803
Boston Properties, Inc.	272,742	24,301,312
Brandywine Realty Trust (SBI)	131,400	1,052,514
Camden Property Trust (SBI)	321,235	17,751,446
CapLease, Inc.	263,200	950,152
CBL & Associates Properties, Inc.	1,248,620	14,184,323
Cedar Shopping Centers, Inc.	135,700	422,027
Chesapeake Lodging Trust	670,366	8,091,318
CommonWealth REIT	45,200	857,444
Coresite Realty Corp.	72,800	1,044,680
Cousins Properties, Inc.	72,200	422,370
Cys Investments, Inc. (f)	205,080	2,479,417
DCT Industrial Trust, Inc.	1,294,627	5,683,413
DDR Corp.	1,140,900	12,435,810
DiamondRock Hospitality Co.	974,810	6,813,922
Digital Realty Trust, Inc. (f)	307,760	16,976,042
Douglas Emmett, Inc.	794,130	13,579,623
Duke Realty LP	176,400	1,852,200
Dynex Capital, Inc.	206,700	1,666,002
Education Realty Trust, Inc.	1,528,382	13,128,801
Equity Lifestyle Properties, Inc.	195,500	12,257,850
Equity Residential (SBI)	375,139	19,458,460
Essex Property Trust, Inc.	183,887	22,073,795
Excel Trust, Inc.	496,250	4,773,925
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Glimcher Realty Trust	679,304	$ 4,809,472
HCP, Inc.	371,261	13,016,411
Health Care REIT, Inc.	139,097	6,509,740
Healthcare Realty Trust, Inc.	77,800	1,310,930
Highwoods Properties, Inc. (SBI)	536,573	15,163,553
Hospitality Properties Trust (SBI)	14,200	301,466
Host Hotels & Resorts, Inc.	423,903	4,637,499
Kite Realty Group Trust	534,633	1,956,757
Lexington Corporate Properties Trust	488,400	3,194,136
LTC Properties, Inc.	53,200	1,347,024
MFA Financial, Inc.	1,547,266	10,861,807
Mid-America Apartment Communities, Inc.	88,262	5,315,138
Monmouth Real Estate Investment Corp. Class A	110,000	872,300
National Retail Properties, Inc.	88,700	2,383,369
Omega Healthcare Investors, Inc.	79,599	1,268,012
Pebblebrook Hotel Trust	97,400	1,524,310
Post Properties, Inc.	342,870	11,911,304
Prologis, Inc.	1,447,974	35,113,370
Public Storage	381,158	42,441,943
Senior Housing Properties Trust (SBI)	55,700	1,199,778
Simon Property Group, Inc.	644,721	70,906,416
SL Green Realty Corp.	375,319	21,824,800
Stag Industrial, Inc.	393,950	4,018,290
Summit Hotel Properties, Inc.	250,800	1,770,648
Sunstone Hotel Investors, Inc. (a)	952,682	5,420,761
The Macerich Co.	226,356	9,649,556
Two Harbors Investment Corp.	205,100	1,811,033
Ventas, Inc.	1,028,868	50,826,079
Vornado Realty Trust	147,472	11,004,361
Weyerhaeuser Co.	190,852	2,967,749
		600,215,238
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	290,830	4,019,963
Forest City Enterprises, Inc. Class A (a)	362,013	3,859,059
The St. Joe Co. (a)	347,905	5,215,096
		13,094,118
TOTAL FINANCIALS		614,440,312
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	860,902	$ 10,795,711
Capital Senior Living Corp. (a)	271,300	1,673,921
Emeritus Corp. (a)	695,475	9,806,198
Sunrise Senior Living, Inc. (a)	389,951	1,805,473
		24,081,303
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
The Geo Group, Inc. (a)	375,771	6,974,310
TOTAL COMMON STOCKS (Cost $710,392,577)		654,556,289
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	120,000	2,449,200
Excel Trust, Inc. 7.00% (g)	43,800	947,175
Health Care REIT, Inc. Series I, 6.50%	20,000	948,750
Lexington Corporate Properties Trust Series C 6.50%	72,500	2,962,350
		7,307,475
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (g)	45,000	1,226,250
TOTAL FINANCIALS		8,533,725
Nonconvertible Preferred Stocks - 1.3%
FINANCIALS - 1.3%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	28,900
Red Lion Hotels Capital Trust 9.50%	138,465	3,463,010
		3,491,910
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,369,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	$ 8
Series B, 9.25% (a)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	185,500	4,850,825
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,596,290
Apartment Investment & Management Co.:
Series T, 8.00%	80,000	2,022,400
Series U, 7.75%	40,227	996,825
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	497,200
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	241,900
7.375%	44,647	1,030,006
Cedar Shopping Centers, Inc. 8.875%	50,500	1,194,325
CenterPoint Properties Trust Series D, 5.377%	5,280	2,983,200
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,964,528
Series B, 7.50%	43,159	1,044,016
Duke Realty LP:
8.375%	63,129	1,641,354
Series L, 6.60%	5,334	128,656
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	356,500
Equity Lifestyle Properties, Inc. 8.034%	117,600	2,937,648
Equity Residential (depositary shares) Series N, 6.48%	21,200	531,484
Essex Property Trust, Inc. Series H, 7.125%	10,000	253,500
Glimcher Realty Trust Series G, 8.125%	37,500	885,000
Health Care REIT, Inc. Series F, 7.625%	50,000	1,276,500
HomeBanc Mortgage Corp. Series A (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	214,729	5,497,062
Series C, 7.00%	74,798	1,833,299
Hudson Pacific Properties, Inc. 8.375%	27,500	726,275
Kimco Realty Corp. Series G, 7.75%	126,900	3,248,640
Kite Realty Group Trust 8.25%	5,000	112,500
LaSalle Hotel Properties:
Series E, 8.00%	91,400	2,285,000
Series G, 7.25%	87,640	2,123,517
LBA Realty Fund II Series B, 7.625% (a)	146,695	2,640,510
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,455,300
Lexington Realty Trust 7.55%	20,285	485,826
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MFA Financial, Inc. Series A, 8.50%	378,300	$ 9,514,245
Pebblebrook Hotel Trust:
Series A, 7.875%	60,500	1,482,855
Series B, 8.00%	40,000	992,800
Prologis, Inc.:
Series O, 7.00%	1,000	24,400
Series Q, 8.54%	19,500	1,130,392
PS Business Parks, Inc. Series P, 6.70%	65,000	1,614,600
Public Storage Series N, 7.00%	40,000	1,027,600
Regency Centers Corp. 7.25%	31,125	781,238
Saul Centers, Inc.:
8.00%	45,000	1,163,250
Series B (depositary shares) 9.00%	30,000	803,700
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	1,023,300
UMH Properties, Inc. Series A, 8.25%	50,000	1,254,500
Weingarten Realty Investors (SBI) Series F, 6.50%	77,546	1,851,023
		74,873,833
TOTAL FINANCIALS		78,365,743
TOTAL PREFERRED STOCKS (Cost $102,433,661)		86,899,468
Floating Rate Loans - 0.4%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,500,000
Household Durables - 0.0%
TOUSA, Inc. Tranche 1LN, term loan 7/31/12 (d)(h)	3,000,000	1,320,000
Media - 0.0%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (h)	1,147,125	1,032,413
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.33% 10/27/13 (h)	487,366	471,527
TOTAL CONSUMER DISCRETIONARY		6,323,940
Floating Rate Loans - continued
	Principal Amount (e)	Value
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
Capital Automotive LP term loan 5% 3/11/17 (h)	$ 2,458,313	$ 2,341,543
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.726% 9/4/19 (h)	997,500	950,119
CityCenter term loan 8.75% 7/1/13 (h)	5,000,000	4,990,500
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (h)	345,607	309,318
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,470,000
Tranche B, term loan 3.2717% 10/10/13 (h)	2,916,349	2,610,132
		10,330,069
TOTAL FINANCIALS		12,671,612
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
Tranche B, term loan 2.569% 7/25/14 (h)	473,753	444,144
Tranche DD, term loan 2.569% 7/25/14 (h)	24,307	22,788
		466,932
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)	3,989,761	3,530,939
TOTAL FLOATING RATE LOANS (Cost $25,544,582)		22,993,423
Commodity Funds - 22.7%
	Shares
Fidelity Commodity Strategy Central Fund (i) (Cost $1,560,830,199)	124,591,325	1,320,668,046
Fixed-Income Funds - 25.4%

Fidelity Floating Rate Central Fund (i) (Cost $1,517,354,904)	15,485,150	1,476,044,498
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	$ 500,000	$ 15,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	2,250,000	0
		15,017
TOTAL PREFERRED SECURITIES (Cost $4,348,541)		15,017
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	70,654,301	70,654,301
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,363,172	13,363,172
TOTAL MONEY MARKET FUNDS (Cost $84,017,473)		84,017,473
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $6,004,545,636)		5,810,323,119
NET OTHER ASSETS (LIABILITIES) - 0.2%		11,293,861
NET ASSETS - 100%		$ 5,821,616,980
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $167,964,138 or 2.9% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,316,299 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 2,332,304
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,239,112
Fidelity Commodity Strategy Central Fund	463,063
Fidelity Floating Rate Central Fund	70,088,272
Fidelity Securities Lending Cash Central Fund	19,425
Total	$ 71,809,872
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 1,616,283,928	$ 57,609,152	$ 1,320,668,046	99.9%
Fidelity Floating Rate Central Fund	1,422,087,615	152,093,798	68,730,010	1,476,044,498	53.0%
Total	$ 1,422,087,615	$ 1,768,377,726	$ 126,339,162	$ 2,796,712,544
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,060,364	$ 3,889,072	$ -	$ 5,171,292
Financials	701,339,780	691,106,759	7,249,577	2,983,444
Health Care	24,081,303	24,081,303	-	-
Industrials	6,974,310	6,974,310	-	-
Corporate Bonds	182,610,269	-	177,769,528	4,840,741
U.S. Government and Government Agency Obligations	1,797,797,405	-	1,797,797,405	-
Asset-Backed Securities	52,612,748	-	21,540,799	31,071,949
Collateralized Mortgage Obligations	7,694,957	-	7,694,176	781
Commercial Mortgage Securities	124,413,526	-	104,423,190	19,990,336
Floating Rate Loans	22,993,423	-	14,502,923	8,490,500
Fixed-Income Funds	1,476,044,498	1,476,044,498	-	-
Preferred Securities	15,017	-	-	15,017
Money Market Funds	84,017,473	84,017,473	-	-
Commodity Funds	1,320,668,046	1,320,668,046	-	-
Total Investments in Securities:	$ 5,810,323,119	$ 3,606,781,461	$ 2,130,977,598	$ 72,564,060
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 5,040,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	131,292
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,171,292
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 131,292
Investments in Securities:
Equities - Financials
Beginning Balance	$ 2,529,851
Total Realized Gain (Loss)	(721)
Total Unrealized Gain (Loss)	454,080
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	234
Transfers out of Level 3	-
Ending Balance	$ 2,983,444
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 454,080
Corporate Bonds
Beginning Balance	$ 4,789,712
Total Realized Gain (Loss)	59,375
Total Unrealized Gain (Loss)	(760,611)
Cost of Purchases	5,336,609
Proceeds of Sales	(4,750,000)
Amortization/Accretion	165,656
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,840,741
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (3,598,736)
Asset-Backed Securities
Beginning Balance	$ 25,078,103
Total Realized Gain (Loss)	927,647
Total Unrealized Gain (Loss)	2,899,484
Cost of Purchases	9,247,740
Proceeds of Sales	(9,485,390)
Amortization/Accretion	528,265
Transfers in to Level 3	6,120,867
Transfers out of Level 3	(4,244,767)
Ending Balance	$ 31,071,949
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 1,610,822
Investments in Securities:
Collateralized Mortgage Obligations
Beginning Balance	$ 6,926
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,219
Cost of Purchases	-
Proceeds of Sales	(4,410)
Amortization/Accretion	(5,954)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 781
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 4,219
Commercial Mortgage Securities
Beginning Balance	$ 7,355,749
Total Realized Gain (Loss)	50,480
Total Unrealized Gain (Loss)	924,446
Cost of Purchases	9,513,358
Proceeds of Sales	(6,520,110)
Amortization/Accretion	425,833
Transfers in to Level 3	9,283,284
Transfers out of Level 3	(1,042,704)
Ending Balance	$ 19,990,336
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 195,503
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	25,389
Cost of Purchases	8,461,099
Proceeds of Sales	-
Amortization/Accretion	4,012
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,490,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 25,389
Investments in Securities:
Preferred Securities
Beginning Balance	$ 85,017
Total Realized Gain (Loss)	(2,953,825)
Total Unrealized Gain (Loss)	3,021,273
Cost of Purchases	-
Proceeds of Sales	(132,000)
Amortization/Accretion	(5,448)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,017
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (66,697)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2011, the Fund had a capital loss carryforward of approximately $320,789,969 of which $318,361,496 and $2,428,473 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value (including securities loaned of $13,027,608) - See accompanying schedule: Unaffiliated issuers (cost $2,842,343,060)	$ 2,929,593,102
Fidelity Central Funds (cost $3,162,202,576)	2,880,730,017
Total Investments (cost $6,004,545,636)		$ 5,810,323,119
Cash		35,496
Receivable for investments sold		29,042,991
Receivable for fund shares sold		3,943,541
Dividends receivable		3,097,509
Interest receivable		10,974,327
Distributions receivable from Fidelity Central Funds		6,223,355
Other receivables		10,651
Total assets		5,863,650,989

Liabilities
Payable for investments purchased	$ 19,032,158
Payable for fund shares redeemed	5,883,025
Accrued management fee	2,844,083
Distribution and service plan fees payable	137,548
Other affiliated payables	678,061
Other payables and accrued expenses	95,962
Collateral on securities loaned, at value	13,363,172
Total liabilities		42,034,009

Net Assets		$ 5,821,616,980
Net Assets consist of:
Paid in capital		$ 6,254,297,657
Undistributed net investment income		47,791,754
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(286,233,411)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(194,239,020)
Net Assets		$ 5,821,616,980

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

September 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($219,906,358 ÷ 23,908,331 shares)	$ 9.20

Maximum offering price per share (100/96.00 of $9.20)	$ 9.58
Class T: Net Asset Value and redemption price per share ($29,037,949 ÷ 3,152,537 shares)	$ 9.21

Maximum offering price per share (100/96.00 of $9.21)	$ 9.59
Class B: Net Asset Value and offering price per share ($6,587,413 ÷ 719,013 shares)A	$ 9.16

Class C: Net Asset Value and offering price per share ($89,789,745 ÷ 9,849,532 shares)A	$ 9.12

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($3,541,742,997 ÷ 383,330,139 shares)	$ 9.24

Class F: Net Asset Value, offering price and redemption price per share ($1,121,001,567 ÷ 121,436,657 shares)	$ 9.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($813,550,951 ÷ 88,213,786 shares)	$ 9.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 22,755,874
Interest		59,591,605
Inflation principal income		55,938,982
Income from Fidelity Central Funds		71,809,872
Total income		210,096,333

Expenses
Management fee	$ 34,773,512
Transfer agent fees	6,822,548
Distribution and service plan fees	1,517,887
Accounting and security lending fees	1,415,124
Custodian fees and expenses	72,630
Independent trustees' compensation	21,664
Registration fees	145,326
Audit	203,067
Legal	28,773
Interest	103
Miscellaneous	59,993
Total expenses before reductions	45,060,627
Expense reductions	(256,373)	44,804,254
Net investment income (loss)		165,292,079
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	382,932,051
Fidelity Central Funds	8,176,484
Foreign currency transactions	(3,538)
Capital gain distributions from Fidelity Central Funds	35,887,397
Total net realized gain (loss)		426,992,394
Change in net unrealized appreciation (depreciation) on: Investment securities	(379,214,136)
Assets and liabilities in foreign currencies	(16,136)
Total change in net unrealized appreciation (depreciation)		(379,230,272)
Net gain (loss)		47,762,122
Net increase (decrease) in net assets resulting from operations		$ 213,054,201

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 165,292,079	$ 131,981,235
Net realized gain (loss)	426,992,394	462,428,000
Change in net unrealized appreciation (depreciation)	(379,230,272)	97,204,786
Net increase (decrease) in net assets resulting from operations	213,054,201	691,614,021
Distributions to shareholders from net investment income	(157,665,903)	(83,611,982)
Distributions to shareholders from net realized gain	-	(76,503,945)
Total distributions	(157,665,903)	(160,115,927)
Share transactions - net increase (decrease)	152,872,016	(591,938,978)
Redemption fees	58,794	88,485
Total increase (decrease) in net assets	208,319,108	(60,352,399)

Net Assets
Beginning of period	5,613,297,872	5,673,650,271
End of period (including undistributed net investment income of $47,791,754 and undistributed net investment income of $44,673,435, respectively)	$ 5,821,616,980	$ 5,613,297,872

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08
Income from Investment Operations
Net investment income (loss)C	.233	.171	.146	.444	.473
Net realized and unrealized gain (loss)	.101	.840	(.528)	(.820)	.077
Total from investment operations	.334	1.011	(.382)	(.376)	.550
Distributions from net investment income	(.214)	(.111)	(.208)	(.424)	(.400)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.214)	(.221)	(.688)	(.494)	(.400)
Redemption fees added to paid in capital C,G	-	-	-	-	-
Net asset value, end of period	$ 9.20	$ 9.08	$ 8.29	$ 9.36	$ 10.23
Total ReturnA,B	3.60%	12.46%	(2.73)%	(3.96)%	5.55%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.01%	1.02%	1.03%	1.01%	1.01%
Expenses net of fee waivers, if any	1.01%	1.02%	1.03%	1.01%	1.01%
Expenses net of all reductions	1.01%	1.02%	1.03%	1.01%	1.01%
Net investment income (loss)	2.41%	1.98%	1.98%	4.43%	4.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,906	$ 168,216	$ 112,929	$ 125,074	$ 25,406
Portfolio turnover rateE	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08
Income from Investment Operations
Net investment income (loss)C	.232	.170	.144	.449	.476
Net realized and unrealized gain (loss)	.099	.841	(.521)	(.843)	.082
Total from investment operations	.331	1.011	(.377)	(.394)	.558
Distributions from net investment income	(.211)	(.111)	(.203)	(.417)	(.398)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.211)	(.221)	(.683)	(.487)	(.398)
Redemption fees added to paid in capitalC	-G	-G	-G	.001	-G
Net asset value, end of period	$ 9.21	$ 9.09	$ 8.30	$ 9.36	$ 10.24
Total ReturnA,B	3.56%	12.44%	(2.69)%	(4.12)%	5.64%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.02%	1.03%	1.07%	1.01%	1.00%
Expenses net of fee waivers, if any	1.01%	1.03%	1.07%	1.01%	1.00%
Expenses net of all reductions	1.01%	1.03%	1.07%	1.01%	1.00%
Net investment income (loss)	2.40%	1.98%	1.95%	4.42%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,038	$ 27,373	$ 23,500	$ 27,405	$ 27,709
Portfolio turnover rateE	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06
Income from Investment Operations
Net investment income (loss)C	.162	.108	.093	.376	.405
Net realized and unrealized gain (loss)	.099	.845	(.536)	(.824)	.072
Total from investment operations	.261	.953	(.443)	(.448)	.477
Distributions from net investment income	(.131)	(.083)	(.147)	(.353)	(.327)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.131)	(.193)	(.627)	(.423)	(.327)
Redemption fees added to paid in capitalC	-G	-G	-G	.001	-G
Net asset value, end of period	$ 9.16	$ 9.03	$ 8.27	$ 9.34	$ 10.21
Total ReturnA,B	2.82%	11.73%	(3.53)%	(4.63)%	4.81%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.74%	1.75%	1.76%	1.71%	1.69%
Expenses net of fee waivers, if any	1.73%	1.75%	1.75%	1.71%	1.69%
Expenses net of all reductions	1.73%	1.75%	1.75%	1.71%	1.69%
Net investment income (loss)	1.68%	1.26%	1.27%	3.72%	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,587	$ 7,406	$ 5,992	$ 8,847	$ 6,828
Portfolio turnover rateE	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04
Income from Investment Operations
Net investment income (loss)C	.158	.105	.088	.366	.392
Net realized and unrealized gain (loss)	.107	.838	(.532)	(.826)	.080
Total from investment operations	.265	.943	(.444)	(.460)	.472
Distributions from net investment income	(.135)	(.083)	(.146)	(.350)	(.322)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.135)	(.193)	(.626)	(.420)	(.322)
Redemption fees added to paid in capital C,G	-	-	-	-	-
Net asset value, end of period	$ 9.12	$ 8.99	$ 8.24	$ 9.31	$ 10.19
Total ReturnA,B	2.88%	11.65%	(3.55)%	(4.77)%	4.77%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.77%	1.78%	1.83%	1.80%	1.81%
Expenses net of fee waivers, if any	1.76%	1.78%	1.83%	1.80%	1.81%
Expenses net of all reductions	1.76%	1.78%	1.83%	1.80%	1.81%
Net investment income (loss)	1.65%	1.23%	1.19%	3.63%	3.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,790	$ 66,399	$ 44,744	$ 50,837	$ 24,175
Portfolio turnover rateE	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10
Income from Investment Operations
Net investment income (loss)B	.262	.196	.166	.479	.504
Net realized and unrealized gain (loss)	.098	.846	(.529)	(.834)	.079
Total from investment operations	.360	1.042	(.363)	(.355)	.583
Distributions from net investment income	(.250)	(.122)	(.227)	(.446)	(.423)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.250)	(.232)	(.707)	(.516)	(.423)
Redemption fees added to paid in capitalB	-F	-F	-F	.001	-F
Net asset value, end of period	$ 9.24	$ 9.13	$ 8.32	$ 9.39	$ 10.26
Total ReturnA	3.87%	12.81%	(2.48)%	(3.73)%	5.89%
Ratios to Average Net AssetsC,E
Expenses before reductions	.72%	.73%	.77%	.73%	.74%
Expenses net of fee waivers, if any	.71%	.73%	.77%	.73%	.74%
Expenses net of all reductions	.71%	.73%	.77%	.73%	.73%
Net investment income (loss)	2.70%	2.28%	2.25%	4.70%	4.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,541,743	$ 4,069,023	$ 4,914,336	$ 4,868,074	$ 4,214,434
Portfolio turnover rateD	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended September 30,	2011	2010	2009G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.32	$ 7.63
Income from Investment Operations
Net investment income (loss)D	.273	.208	.065
Net realized and unrealized gain (loss)	.095	.845	.676
Total from investment operations	.368	1.053	.741
Distributions from net investment income	(.268)	(.133)	(.051)
Distributions from net realized gain	-	(.110)	-
Total distributions	(.268)	(.243)	(.051)
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 9.23	$ 9.13	$ 8.32
Total ReturnB,C	3.95%	12.96%	9.80%
Ratios to Average Net AssetsE,H
Expenses before reductions	.60%	.60%	.61%A
Expenses net of fee waivers, if any	.59%	.60%	.61%A
Expenses net of all reductions	.59%	.60%	.61%A
Net investment income (loss)	2.82%	2.41%	3.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,121,002	$ 558,829	$ 389
Portfolio turnover rateF	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09
Income from Investment Operations
Net investment income (loss)B	.258	.194	.166	.475	.500
Net realized and unrealized gain (loss)	.099	.848	(.529)	(.841)	.081
Total from investment operations	.357	1.042	(.363)	(.366)	.581
Distributions from net investment income	(.247)	(.122)	(.227)	(.445)	(.421)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.247)	(.232)	(.707)	(.515)	(.421)
Redemption fees added to paid in capitalB	-F	-F	-F	.001	-F
Net asset value, end of period	$ 9.22	$ 9.11	$ 8.30	$ 9.37	$ 10.25
Total ReturnA	3.84%	12.84%	(2.49)%	(3.85)%	5.87%
Ratios to Average Net AssetsC,E
Expenses before reductions	.76%	.75%	.77%	.75%	.76%
Expenses net of fee waivers, if any	.76%	.75%	.77%	.75%	.76%
Expenses net of all reductions	.75%	.75%	.77%	.75%	.75%
Net investment income (loss)	2.66%	2.25%	2.24%	4.68%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 813,551	$ 716,052	$ 571,760	$ 514,011	$ 311,894
Portfolio turnover rateD	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2011

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return, Class F shares and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Subsequent to period end, all Class F shares were redeemed and the Fund no longer offers Class F shares to investors. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), short-term capital gains, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 287,033,435
Gross unrealized depreciation	(490,805,132)
Net unrealized appreciation (depreciation) on securities and other investments	$ (203,771,697)

Tax Cost	$ 6,014,094,816

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 91,900,195
Capital loss carryforward	$ (320,789,969)
Net unrealized appreciation (depreciation)	$ (203,788,200)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be September 30, 2012.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	September 30, 2011	September 30, 2010
Ordinary Income	$ 157,665,903	$ 160,115,927

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,346,123,721 and $1,295,191,323, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

The Fund invests in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $217,865 for the period and is reflected in Expense reductions on the Statement of Operations.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 514,119	$ 6,764
Class T	-%	.25%	74,973	-
Class B	.65%	.25%	66,256	47,883
Class C	.75%	.25%	862,539	245,493
			$ 1,517,887	$ 300,140

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,781
Class T	4,571
Class B*	10,362
Class C*	9,981
$ 57,695

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 337,414.16
Class T	50,820.17
Class B	17,725.24
Class C	146,146.17
Strategic Real Return	4,889,870.12
Institutional Class	1,380,573.16
	$ 6,822,548

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,073 for the period.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19,794 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,425. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,220,000. The weighted average interest rate was .71%. The interest expense amounted to $103 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Annual Report

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $37,986 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $522.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2011	2010
From net investment income
Class A	$ 4,552,650	$ 1,593,234
Class T	652,315	320,683
Class B	100,263	61,250
Class C	1,240,937	472,652
Strategic Real Return	105,634,199	71,427,737
Class F	23,963,556	1,067,446
Institutional Class	21,521,983	8,668,980
Total	$ 157,665,903	$ 83,611,982
From net realized gain
Class A	$ -	$ 1,672,439
Class T	-	325,701
Class B	-	83,005
Class C	-	667,876
Strategic Real Return	-	63,625,267
Class F	-	2,017,809
Institutional Class	-	8,111,848
Total	$ -	$ 76,503,945

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Class A
Shares sold	9,625,121	10,615,711	$ 93,453,214	$ 90,685,604
Reinvestment of distributions	355,614	370,076	3,423,076	3,077,691
Shares redeemed	(4,594,845)	(6,091,016)	(44,288,664)	(52,371,400)
Net increase (decrease)	5,385,890	4,894,771	$ 52,587,626	$ 41,391,895

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Class T
Shares sold	664,770	812,058	$ 6,435,673	$ 6,953,971
Reinvestment of distributions	56,359	70,645	542,048	588,027
Shares redeemed	(579,262)	(704,426)	(5,583,164)	(6,067,389)
Net increase (decrease)	141,867	178,277	$ 1,394,557	$ 1,474,609
Class B
Shares sold	106,596	357,460	$ 1,026,352	$ 3,050,687
Reinvestment of distributions	8,326	14,631	80,385	121,769
Shares redeemed	(215,825)	(276,279)	(2,066,082)	(2,363,553)
Net increase (decrease)	(100,903)	95,812	$ (959,345)	$ 808,903
Class C
Shares sold	4,037,924	3,428,027	$ 38,742,649	$ 29,121,408
Reinvestment of distributions	110,911	120,335	1,069,209	998,018
Shares redeemed	(1,681,081)	(1,594,474)	(16,066,396)	(13,603,248)
Net increase (decrease)	2,467,754	1,953,888	$ 23,745,462	$ 16,516,178
Strategic Real Return
Shares sold	59,206,494	62,439,364	$ 573,011,574	$ 538,503,624
Reinvestment of distributions	10,909,858	16,074,514	104,615,339	133,884,159
Shares redeemed	(132,464,755)	(223,722,569)	(1,274,734,291)	(1,931,706,512)
Net increase (decrease)	(62,348,403)	(145,208,691)	$ (597,107,378)	$ (1,259,318,729)
Class F
Shares sold	70,487,504	71,940,686	$ 678,957,521	$ 618,764,915
Reinvestment of distributions	2,485,037	367,306	23,963,556	3,085,255
Shares redeemed	(12,754,381)	(11,136,292)	(123,248,774)	(96,999,485)
Net increase (decrease)	60,218,160	61,171,700	$ 579,672,303	$ 524,850,685
Institutional Class
Shares sold	21,339,489	23,621,317	$ 206,388,579	$ 202,869,795
Reinvestment of distributions	2,078,761	1,978,397	19,969,856	16,468,057
Shares redeemed	(13,766,247)	(15,883,677)	(132,819,644)	(137,000,371)
Net increase (decrease)	9,652,003	9,716,037	$ 93,538,791	$ 82,337,481

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds, Fidelity Freedom Funds and Fidelity Freedom K Funds (the Freedom Funds) were the owners of record, in the aggregate, of approximately 69% of the total outstanding shares of the Fund.

Effective after the close of business on October 21, 2011, 438,398,179 shares of the Fund, including all Class F shares, held by the Freedom Funds were redeemed for cash, securities and accrued interest, with a value of $4,127,531,163. The Freedom Funds' ownership in the Fund was reduced to 0%. The Fund generally did not recognize gain or loss for federal income tax purposes. As a result of this redemption, annual class operating expenses as a percent of average net assets are expected to increase to the following amounts:

% of Average Net Assets
Class A	1.04%
Class T	1.05%
Class B	1.75%
Class C	1.80%
Strategic Real Return	.76%
Institutional Class	.85%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly known as Fidelity Fixed-Income Trust) and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 20.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $89,140,654 of distributions paid during the period January 1, 2011 to September 30, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Institutional Class designates 6.00% and 2.00% of the dividends distributed in October and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class designates 3.00% and 1.00% of the dividends distributed in October and December, respectively during the fiscal year as as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 27% means that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARRSI-UANN-1111
1.814967.106

Fidelity®

Strategic Real Return

Fund -
Class F

Annual Report

September 30, 2011

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Life of fund B
Class F A	3.95%	3.14%	3.22%

A The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009 are those of Fidelity® Strategic Real Return Fund, a class of shares of the fund.

B From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Real Return Fund - Class F on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period. The initial offering of Class F shares took place on June 26, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Fixed-income asset classes produced mixed results during the 12 months ending September 30, 2011, as supportive market conditions in the first half of the period gave way in the second half amid increased concern about Europe's ongoing debt debacle, congressional gridlock over raising the federal debt ceiling and Standard & Poor's historic downgrade of the U.S. long-term sovereign credit rating. Among the benchmark indexes for Fidelity® Strategic Real Return Fund's core asset classes, government-issued inflation-linked bonds led the way, beneficiaries of a late-period flight to quality. The Barclays Capital® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) advanced 9.87%. Real estate fixed-income investments also were strong, outperforming their equity counterparts, with the The BofA Merrill LynchSM US Real Estate Index and the Dow Jones U.S. Select Real Estate Securities IndexSM returning 4.60% and 1.64%, respectively. Floating-rate bank debt generally benefited from a declining default rate and favorable supply/demand dynamics during the period's first half, which helped buoy the S&P®/LSTA Leveraged Performing Loan Index 1.93% for the full 12 months. Lastly, a late-period decline in commodity prices led to a sharp drop for the Dow Jones-UBS Commodity Index Total Return, which returned only 0.02% for the year.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity® Strategic Real Return Fund: For the year, the fund's Class F shares rose 3.95%, lagging the Barclays Capital® U.S. TIPS index and the 4.48% return of the Fidelity Strategic Real Return Composite Index. Relative to the Composite index, the fund received a solid boost from asset allocation, but lost ground due to security selection in several underlying subportfolios, particularly amid market volatility during the period's second half. The modest loss posted by the fund's commodities subportfolio - which transitioned to a dedicated Fidelity central fund during the period - was the biggest relative detractor from performance. The real estate equity subportfolio lagged its benchmark, as security selection in a number of industries hurt results. Despite marginally underperforming its benchmark, the inflation-protected bond sleeve produced the largest absolute return among the asset classes, as investors began to flock to perceived safe-haven securities as the year progressed. Meanwhile, our holdings in floating-rate bank loans, through a stake in a Fidelity central fund, was the biggest contributor to relative results due to strong security and market selection. Lastly, the real estate debt subportfolio also surpassed its benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Class A	1.00%
Actual		$ 1,000.00	$ 943.10	$ 4.87**
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06**
Class T	1.01%
Actual		$ 1,000.00	$ 943.00	$ 4.92**
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.11**
Class B	1.72%
Actual		$ 1,000.00	$ 939.30	$ 8.36**
HypotheticalA		$ 1,000.00	$ 1,016.39	$ 8.69**
Class C	1.76%
Actual		$ 1,000.00	$ 939.30	$ 8.56**
HypotheticalA		$ 1,000.00	$ 1,016.24	$ 8.90**
Strategic Real Return	.71%
Actual		$ 1,000.00	$ 944.50	$ 3.46**
HypotheticalA		$ 1,000.00	$ 1,021.51	$ 3.60**
Class F	.59%
Actual		$ 1,000.00	$ 945.00	$ 2.88
HypotheticalA		$ 1,000.00	$ 1,022.11	$ 2.99
Institutional Class	.75%
Actual		$ 1,000.00	$ 943.30	$ 3.65**
HypotheticalA		$ 1,000.00	$ 1,021.31	$ 3.80**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** In October 2011, there was an affiliated shareholder redemption (see Note 13 of the Notes to Financial Statements). If the results of this transaction had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Expenses Paid
Class A	1.04%
Actual		$ 5.07
HypotheticalA		$ 5.27
Class T	1.05%
Actual		$ 5.11
HypotheticalA		$ 5.32
Class B	1.75%
Actual		$ 8.51
HypotheticalA		$ 8.85
Class C	1.80%
Actual		$ 8.75
HypotheticalA		$ 9.10
Strategic Real Return	.76%
Actual		$ 3.70
HypotheticalA		$ 3.85
Institutional Class	.85%
Actual		$ 4.14
HypotheticalA		$ 4.31

A 5% return per year before expenses

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2011	As of March 31, 2011
Commodity Related Investments *	22.7%	24.9%
Inflation-Protected Investments	30.9%	27.1%
Floating Rate High Yield	25.4%	25.3%
Real Estate Related Investments	19.4%	20.9%
Cash & Cash Equivalents	1.4%	1.5%
* Investments may include commodity-linked notes, Fidelity Commodity Strategy Central Fund and cash.
Quality Diversification (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
U.S. Government and U.S. Government Agency Obligations 30.9%	U.S. Government and U.S. Government Agency Obligations 27.1%
AAA 0.2%	AAA 0.4%
AA 0.7%	AA 0.7%
A 0.4%	A 0.3%
BBB 2.0%	BBB 2.0%
BB and Below 22.1%	BB and Below 20.4%
Not Rated 5.0%	Not Rated 6.6%
Structured Notes (including Commodity Linked Notes) 0.0%	Structured Notes (including Commodity-Linked Notes) 6.5%
Equities† 35.8%	Equities†† 23.9%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 12.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 22.7%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 9.1%
Asset Allocation (% of fund's net assets)
As of September 30, 2011*	As of March 31, 2011**
Stocks 13.1%	Stocks 14.8%
U.S. Government and U.S. Government Agency Obligations 30.9%	U.S. Government and U.S. Government Agency Obligations 27.1%
Corporate Bonds 4.5%	Corporate Bonds 4.9%
Asset-Backed Securities 0.9%	Asset-Backed Securities 0.8%
Structured Notes (including Commodity-Linked Notes) 0.0%	Structured Notes (including Commodity-Linked Notes) 6.5%
Floating Rate Loans 22.7%	Floating Rate Loans 22.2%
CMOs and Other Mortgage Related Securities 2.2%	CMOs and Other Mortgage Related Securities 2.4%
Other Investments† 22.8%	Other Investments†† 9.2%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 12.1%
* Foreign investments	3.3%	** Foreign investments	5.7%
* U.S. Treasury Inflation-Indexed Securities	30.9%	** U.S. Treasury Inflation-Indexed Securities	27.1%

† Includes investment in Fidelity Commodity Strategy Central Fund of 22.7%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 9.1%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2011

Showing Percentage of Net Assets

Corporate Bonds - 3.1%
		Principal Amount (e)	Value
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 660,000	$ 495,000
FINANCIALS - 0.6%
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 4% 2/15/15		500,000	570,625
CapLease, Inc. 7.5% 10/1/27 (g)		5,500,000	5,513,750
ProLogis LP:
1.875% 11/15/37		2,200,000	2,145,000
2.625% 5/15/38		500,000	491,250
The Macerich Co. 3.25% 3/15/12 (g)		4,300,000	4,273,125
			12,993,750
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.5% 10/1/26 (g)		4,500,000	4,502,813
First Potomac Realty Investment LP 4% 12/15/11 (g)		2,400,000	2,400,000
Grubb & Ellis Co. 7.95% 5/1/15 (g)		1,900,000	1,406,000
Home Properties, Inc. 4.125% 11/1/26 (g)		1,900,000	1,900,000
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		11,550,000	11,593,313
SL Green Realty Corp. 3% 3/30/27 (g)		1,450,000	1,439,125
			23,241,251
TOTAL FINANCIALS			36,235,001
TOTAL CONVERTIBLE BONDS			36,730,001
Nonconvertible Bonds - 2.5%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (g)		3,527,526	3,832,622
Household Durables - 0.5%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	990,000
KB Home:
5.75% 2/1/14		510,000	443,700
5.875% 1/15/15		1,500,000	1,245,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home: - continued
6.25% 6/15/15		$ 5,100,000	$ 4,080,000
7.25% 6/15/18		1,160,000	904,800
9.1% 9/15/17		1,375,000	1,168,750
Lennar Corp.:
5.5% 9/1/14		4,000,000	3,760,000
5.6% 5/31/15		1,500,000	1,410,000
M/I Homes, Inc. 8.625% 11/15/18		4,120,000	3,666,800
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,360,000
Ryland Group, Inc. 8.4% 5/15/17		685,000	657,600
Standard Pacific Corp.:
8.375% 5/15/18		5,665,000	4,793,723
10.75% 9/15/16		1,585,000	1,553,300
			28,033,673
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18		435,000	362,138
Specialty Retail - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,510,000	2,635,500
TOTAL CONSUMER DISCRETIONARY			34,863,933
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		525,000	527,625
FINANCIALS - 1.8%
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		2,680,000	2,676,650
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,133,026
			5,809,676
Real Estate Investment Trusts - 1.0%
Camden Property Trust 5% 6/15/15		1,400,000	1,494,994
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		1,131,000	1,236,154
6.25% 6/15/14		1,170,000	1,258,156
Developers Diversified Realty Corp.:
5.375% 10/15/12		2,000,000	2,010,456
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 7/15/18		$ 2,970,000	$ 3,089,676
9.625% 3/15/16		2,780,000	3,150,199
Equity One, Inc.:
5.375% 10/15/15		500,000	511,639
6% 9/15/16		1,000,000	1,037,403
6.25% 12/15/14		1,000,000	1,057,487
6.25% 1/15/17		1,000,000	1,043,936
Health Care Property Investors, Inc.:
6% 3/1/15		1,500,000	1,596,432
6.3% 9/15/16		4,750,000	5,085,360
7.072% 6/8/15		500,000	549,589
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		1,000,000	1,033,534
6.5% 1/17/17		625,000	675,128
HMB Capital Trust V 3.9471% 12/15/36 (d)(g)(h)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,564,585
6.7% 1/15/18		1,000,000	1,070,584
6.75% 2/15/13		1,250,000	1,280,250
7.875% 8/15/14		500,000	542,942
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,016,275
iStar Financial, Inc.:
5.875% 3/15/16		1,000,000	790,000
5.95% 10/15/13		3,495,000	2,970,750
6.05% 4/15/15		410,000	369,000
Kimco Realty Corp. 5.783% 3/15/16		550,000	596,025
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,234,562
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,088,636
6.25% 2/1/13		2,000,000	2,104,964
Omega Healthcare Investors, Inc.:
7% 1/15/16		2,298,000	2,338,215
7.5% 2/15/20		1,000,000	1,005,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,809,900
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,020,000
ProLogis LP 7.625% 7/1/17		1,565,000	1,732,009
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		$ 1,000,000	$ 1,118,400
Senior Housing Properties Trust 6.75% 4/15/20		710,000	771,690
UDR, Inc. 5.5% 4/1/14		2,000,000	2,124,312
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		500,000	532,772
5.25% 1/15/16		1,000,000	1,066,657
			54,977,671
Real Estate Management & Development - 0.7%
AMB Property LP 5.9% 8/15/13		600,000	616,871
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,565,301
5.75% 4/1/12		1,000,000	1,013,955
6% 4/1/16		1,000,000	1,035,576
7.5% 5/15/15		500,000	541,945
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,122,500
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,289,091
6.25% 6/15/14		1,595,000	1,677,695
6.875% 8/15/12		1,000,000	1,027,283
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,559,559
Duke Realty LP 6.25% 5/15/13		750,000	783,227
First Industrial LP 5.75% 1/15/16		1,000,000	980,898
Forest City Enterprises, Inc.:
6.5% 2/1/17		5,393,000	4,961,560
7.625% 6/1/15		1,080,000	1,036,800
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,377,542
Host Hotels & Resorts, Inc.:
6.875% 11/1/14		2,000,000	1,970,000
9% 5/15/17		750,000	825,000
Liberty Property LP 6.375% 8/15/12		2,680,000	2,770,600
Post Apartment Homes LP:
5.45% 6/1/12		714,000	727,084
6.3% 6/1/13		1,000,000	1,052,332
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,306,319
5.875% 6/15/17		600,000	649,348
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		$ 1,000,000	$ 985,000
Ventas Realty LP Series 1, 6.5% 6/1/16		5,570,000	5,735,897
			41,611,383
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20		5,336,609	1,707,715
TOTAL FINANCIALS			104,106,445
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,685,000	2,530,613
Skilled Healthcare Group, Inc. 11% 1/15/14		1,720,000	1,625,400
			4,156,013
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,226,252
TOTAL NONCONVERTIBLE BONDS			145,880,268
TOTAL CORPORATE BONDS (Cost $179,814,758)			182,610,269
U.S. Treasury Inflation Protected Obligations - 30.9%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		53,918,500	62,336,267
2% 1/15/26		111,462,152	132,235,153
2.125% 2/15/40		38,213,609	48,694,817
2.125% 2/15/41		31,206,505	39,974,306
2.375% 1/15/25		76,818,498	94,597,979
2.375% 1/15/27		77,857,375	97,166,623
2.5% 1/15/29		49,455,280	63,300,765
3.625% 4/15/28		25,281,718	36,371,088
3.875% 4/15/29		36,142,512	54,138,996
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		46,234,114	47,787,055
0.5% 4/15/15		66,196,845	68,818,298
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
0.625% 4/15/13		$ 41,149,955	$ 41,865,386
0.625% 7/15/21		40,094,400	41,931,087
1.125% 1/15/21		48,538,780	53,053,004
1.25% 4/15/14		46,969,560	49,135,871
1.25% 7/15/20		80,800,200	89,311,908
1.375% 7/15/18		26,191,250	29,060,828
1.375% 1/15/20		26,117,750	29,119,952
1.625% 1/15/15		49,123,973	52,836,769
1.625% 1/15/18		41,625,082	46,652,177
1.875% 7/15/13		57,664,275	60,342,085
1.875% 7/15/15		99,467,434	109,187,682
1.875% 7/15/19		34,915,980	40,233,518
2% 1/15/14		56,468,552	59,915,285
2% 7/15/14		61,303,787	65,935,078
2% 1/15/16		398,384	442,720
2.125% 1/15/19		27,358,240	31,866,741
2.375% 1/15/17		47,330,563	54,439,552
2.5% 7/15/16		132,561,210	152,128,420
2.625% 7/15/17		38,151,050	44,917,995
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,627,135,839)			1,797,797,405
Asset-Backed Securities - 0.9%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,643,000	1,610,140
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5935% 3/23/19 (g)(h)		1,924,150	1,539,320
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		4,880,719	4,819,710
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4358% 1/20/37 (g)(h)		1,577,874	1,214,963
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,927,285	1,676,738
CBRE Realty Finance CDO 2007-1/LLC 0.4958% 4/7/52 (g)(h)		8,685,923	4,560,110
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,332,664
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,934,203
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (g)		181,452	0
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		$ 2,140,000	$ 1,519,400
Class B2, 1.7128% 12/28/35 (g)(h)		2,110,000	1,334,575
Class D, 9% 12/28/35 (g)		505,579	126,395
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.8628% 6/28/38 (g)(h)		510,000	425,850
Class D, 9% 6/28/38 (g)		1,100,000	770,000
Crest Ltd. Series 2002-IGA Class A, 0.7026% 7/28/17 (g)(h)		57,960	57,683
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		2,008,000	1,816,135
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.684% 11/28/39 (g)(h)		850,000	25,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8846% 9/25/46 (g)(h)		750,000	15,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (g)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		5,201,036	2,140,224
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (g)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9213% 12/28/33 (h)		1,900,000	1,731,806
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.994% 8/28/38 (g)(h)		4,410,000	3,836,700
Class C1B, 7.696% 8/28/38 (g)		1,189,000	915,054
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (g)		168,978	167,711
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		427,507	113,364
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9183% 2/5/36 (g)(h)		291,630	29
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		1,055,000	1,044,450
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(h)		3,000,000	1,200,000
Series 2006-1A:
Class A1A, 0.6181% 9/25/26 (g)(h)		1,997,850	1,658,216
Class A1B, 0.6881% 9/25/26 (g)(h)		3,215,000	2,539,850
Class A2A, 0.5781% 9/25/26 (g)(h)		6,317,753	5,180,558
Class F, 1.5081% 9/25/26 (g)(h)		2,250,000	1,462,500
Class G, 1.7081% 9/25/26 (g)(h)		1,530,000	963,900
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class H, 2.0081% 9/25/26 (g)(h)		$ 4,300,000	$ 2,580,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6178% 11/21/40 (g)(h)		2,500,000	2,000,000
Class F, 2.2478% 11/21/40 (g)(h)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $58,695,120)			52,612,748
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.439% 3/15/22 (g)(h)		543,604	542,883
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.409% 6/15/22 (g)(h)		2,750,000	2,505,360
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (g)(h)		23,587	781
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7051% 1/25/19 (g)(h)		50,707	38,041
Class B4, 4.7051% 1/25/19 (g)(h)		101,415	57,115
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6182% 4/25/20 (g)(h)		500,000	495,256
Series 2010-K6 Class B, 5.5325% 12/25/46 (g)(h)		1,000,000	960,533
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		1,000,000	1,012,600
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		2,082,000	2,079,416
RESI Finance LP/RESI Finance DE Corp. floater Series 2005-D Class B6, 2.479% 12/15/37 (g)(h)		443,739	1,775
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.325% 9/10/37 (g)(h)		133,667	1,003
Series 2005-D Class B7, 4.479% 12/15/37 (g)(h)		77,480	194
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,182,620)			7,694,957
Commercial Mortgage Securities - 2.1%
		Principal Amount (e)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (k)		$ 2,408,499	$ 2,316,299
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	3,984,348
Series 2005-1 Class A3, 4.877% 11/10/42		221,350	221,431
Series 2005-1 Class CJ, 5.3528% 11/10/42 (h)		1,450,000	1,381,876
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.979% 11/15/15 (g)(h)		10,918,040	9,644,996
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.229% 3/15/22 (g)(h)		2,630,000	2,051,400
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6198% 3/11/39 (h)		3,000,000	2,496,087
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		2,000,000	1,632,486
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.8052% 1/15/46 (g)(h)		1,500,000	1,309,434
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,153,111
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	228,476
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	130,728
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	119,399
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	50,328
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	165,043
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	696,085
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.359% 12/15/20 (g)(h)		2,000,000	1,894,102
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		2,886,483	2,771,024
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (g)		4,490,000	3,709,975
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		1,000,000	1,036,052
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,943,516
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8846% 3/25/17 (g)(h)		1,440,000	1,205,100
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4346% 3/25/17 (g)(h)		2,200,000	1,785,438
Class G, 7.2346% 3/25/17 (g)(h)		1,870,000	1,210,825
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,898,150
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4531% 6/10/31 (g)(h)		2,500,000	2,630,075
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
FHLMC Multi-class participation certificates guaranteed Series K013 Class X3, 2.8844% 1/25/43 (h)(j)		$ 5,930,000	$ 1,039,889
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (g)		1,000,000	998,861
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.6617% 12/25/43 (h)(j)		6,103,048	996,249
Series K012 Class X3, 2.3656% 1/25/41 (h)(j)		3,512,148	492,640
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		7,639,120	7,352,653
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,429,567
Series 2002-1A Class H, 7.3574% 12/10/35 (g)(h)		1,277,000	1,274,925
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		618,935	647,166
Class G, 6.75% 4/15/29 (h)		1,352,000	1,466,452
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		1,374,934	1,401,527
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		467,331	470,782
Class J, 6.974% 8/15/36		2,720,000	2,583,361
Series 2000-C1 Class K, 7% 3/15/33		1,000,000	669,292
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		1,000,000	1,015,597
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		1,141,000	1,136,073
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.4193% 3/6/20 (g)(h)		2,800,000	2,778,618
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(h)		2,750,000	2,835,720
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	899,822
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(h)		1,500,000	1,278,452
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.409% 2/15/19 (g)(h)		1,807,016	1,755,699
JP Morgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		888,925	909,787
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		1,070,000	1,113,228
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		6,000,000	5,332,920
Series 2006-C4 Class AJ, 6.0868% 6/15/38 (h)		2,000,000	1,551,048
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.7776% 6/25/43 (g)(h)		$ 1,929,500	$ 1,354,965
Series 2011-1 Class B, 5.7776% 6/25/43 (g)(h)		2,340,000	2,088,020
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (g)		600,000	60
Class F, 10.813% 5/15/44 (g)		400,000	40
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		2,843,273	2,829,057
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,271,425
Series 1997-RR Class F, 7.4021% 4/30/39 (g)(h)		536,392	509,572
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,153,506	1,012,148
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	3,245,200
Series 2011-C2:
Class D, 5.4964% 6/15/44 (g)(h)		1,890,000	1,441,862
Class E, 5.4964% 6/15/44 (g)(h)		2,400,000	1,681,680
Class F, 5.4964% 6/15/44 (g)(h)		1,810,000	1,148,101
Class XB, 0.5402% 6/15/44 (g)(h)(j)		63,708,221	1,844,353
NationsLink Funding Corp. Series 1999-SL Class X, 95.02% 11/10/30 (h)(j)		1,129,454	993,920
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		1,125,079	1,253,901
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (g)		1,190,000	1,190,590
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		2,500,000	2,288,252
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.804% 7/15/24 (g)(h)		1,800,000	769,379
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,947,924
Series 2004-C12 Class D, 5.495% 7/15/41 (h)		2,250,000	2,091,150
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,355,815
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $125,795,362)			124,413,526
Common Stocks - 11.3%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	2,065,224
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.1%
Standard Pacific Corp. (a)	738,400	$ 1,823,848
Stanley Martin Communities LLC Class B (a)	6,300	5,171,292
		6,995,140
TOTAL CONSUMER DISCRETIONARY		9,060,364
FINANCIALS - 10.6%
Capital Markets - 0.0%
HFF, Inc. (a)	129,400	1,130,956
Real Estate Investment Trusts - 10.3%
Acadia Realty Trust (SBI)	1,164,790	21,781,573
Alexandria Real Estate Equities, Inc.	258,711	15,882,268
American Campus Communities, Inc.	56,700	2,109,807
American Capital Agency Corp.	40,400	1,094,840
Annaly Capital Management, Inc.	110,700	1,840,941
Anworth Mortgage Asset Corp.	335,400	2,280,720
Apartment Investment & Management Co. Class A	21,900	484,428
AvalonBay Communities, Inc.	62,655	7,145,803
Boston Properties, Inc.	272,742	24,301,312
Brandywine Realty Trust (SBI)	131,400	1,052,514
Camden Property Trust (SBI)	321,235	17,751,446
CapLease, Inc.	263,200	950,152
CBL & Associates Properties, Inc.	1,248,620	14,184,323
Cedar Shopping Centers, Inc.	135,700	422,027
Chesapeake Lodging Trust	670,366	8,091,318
CommonWealth REIT	45,200	857,444
Coresite Realty Corp.	72,800	1,044,680
Cousins Properties, Inc.	72,200	422,370
Cys Investments, Inc. (f)	205,080	2,479,417
DCT Industrial Trust, Inc.	1,294,627	5,683,413
DDR Corp.	1,140,900	12,435,810
DiamondRock Hospitality Co.	974,810	6,813,922
Digital Realty Trust, Inc. (f)	307,760	16,976,042
Douglas Emmett, Inc.	794,130	13,579,623
Duke Realty LP	176,400	1,852,200
Dynex Capital, Inc.	206,700	1,666,002
Education Realty Trust, Inc.	1,528,382	13,128,801
Equity Lifestyle Properties, Inc.	195,500	12,257,850
Equity Residential (SBI)	375,139	19,458,460
Essex Property Trust, Inc.	183,887	22,073,795
Excel Trust, Inc.	496,250	4,773,925
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Glimcher Realty Trust	679,304	$ 4,809,472
HCP, Inc.	371,261	13,016,411
Health Care REIT, Inc.	139,097	6,509,740
Healthcare Realty Trust, Inc.	77,800	1,310,930
Highwoods Properties, Inc. (SBI)	536,573	15,163,553
Hospitality Properties Trust (SBI)	14,200	301,466
Host Hotels & Resorts, Inc.	423,903	4,637,499
Kite Realty Group Trust	534,633	1,956,757
Lexington Corporate Properties Trust	488,400	3,194,136
LTC Properties, Inc.	53,200	1,347,024
MFA Financial, Inc.	1,547,266	10,861,807
Mid-America Apartment Communities, Inc.	88,262	5,315,138
Monmouth Real Estate Investment Corp. Class A	110,000	872,300
National Retail Properties, Inc.	88,700	2,383,369
Omega Healthcare Investors, Inc.	79,599	1,268,012
Pebblebrook Hotel Trust	97,400	1,524,310
Post Properties, Inc.	342,870	11,911,304
Prologis, Inc.	1,447,974	35,113,370
Public Storage	381,158	42,441,943
Senior Housing Properties Trust (SBI)	55,700	1,199,778
Simon Property Group, Inc.	644,721	70,906,416
SL Green Realty Corp.	375,319	21,824,800
Stag Industrial, Inc.	393,950	4,018,290
Summit Hotel Properties, Inc.	250,800	1,770,648
Sunstone Hotel Investors, Inc. (a)	952,682	5,420,761
The Macerich Co.	226,356	9,649,556
Two Harbors Investment Corp.	205,100	1,811,033
Ventas, Inc.	1,028,868	50,826,079
Vornado Realty Trust	147,472	11,004,361
Weyerhaeuser Co.	190,852	2,967,749
		600,215,238
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	290,830	4,019,963
Forest City Enterprises, Inc. Class A (a)	362,013	3,859,059
The St. Joe Co. (a)	347,905	5,215,096
		13,094,118
TOTAL FINANCIALS		614,440,312
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	860,902	$ 10,795,711
Capital Senior Living Corp. (a)	271,300	1,673,921
Emeritus Corp. (a)	695,475	9,806,198
Sunrise Senior Living, Inc. (a)	389,951	1,805,473
		24,081,303
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
The Geo Group, Inc. (a)	375,771	6,974,310
TOTAL COMMON STOCKS (Cost $710,392,577)		654,556,289
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	120,000	2,449,200
Excel Trust, Inc. 7.00% (g)	43,800	947,175
Health Care REIT, Inc. Series I, 6.50%	20,000	948,750
Lexington Corporate Properties Trust Series C 6.50%	72,500	2,962,350
		7,307,475
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (g)	45,000	1,226,250
TOTAL FINANCIALS		8,533,725
Nonconvertible Preferred Stocks - 1.3%
FINANCIALS - 1.3%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	28,900
Red Lion Hotels Capital Trust 9.50%	138,465	3,463,010
		3,491,910
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,369,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	$ 8
Series B, 9.25% (a)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	185,500	4,850,825
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,596,290
Apartment Investment & Management Co.:
Series T, 8.00%	80,000	2,022,400
Series U, 7.75%	40,227	996,825
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	497,200
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	241,900
7.375%	44,647	1,030,006
Cedar Shopping Centers, Inc. 8.875%	50,500	1,194,325
CenterPoint Properties Trust Series D, 5.377%	5,280	2,983,200
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,964,528
Series B, 7.50%	43,159	1,044,016
Duke Realty LP:
8.375%	63,129	1,641,354
Series L, 6.60%	5,334	128,656
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	356,500
Equity Lifestyle Properties, Inc. 8.034%	117,600	2,937,648
Equity Residential (depositary shares) Series N, 6.48%	21,200	531,484
Essex Property Trust, Inc. Series H, 7.125%	10,000	253,500
Glimcher Realty Trust Series G, 8.125%	37,500	885,000
Health Care REIT, Inc. Series F, 7.625%	50,000	1,276,500
HomeBanc Mortgage Corp. Series A (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	214,729	5,497,062
Series C, 7.00%	74,798	1,833,299
Hudson Pacific Properties, Inc. 8.375%	27,500	726,275
Kimco Realty Corp. Series G, 7.75%	126,900	3,248,640
Kite Realty Group Trust 8.25%	5,000	112,500
LaSalle Hotel Properties:
Series E, 8.00%	91,400	2,285,000
Series G, 7.25%	87,640	2,123,517
LBA Realty Fund II Series B, 7.625% (a)	146,695	2,640,510
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,455,300
Lexington Realty Trust 7.55%	20,285	485,826
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MFA Financial, Inc. Series A, 8.50%	378,300	$ 9,514,245
Pebblebrook Hotel Trust:
Series A, 7.875%	60,500	1,482,855
Series B, 8.00%	40,000	992,800
Prologis, Inc.:
Series O, 7.00%	1,000	24,400
Series Q, 8.54%	19,500	1,130,392
PS Business Parks, Inc. Series P, 6.70%	65,000	1,614,600
Public Storage Series N, 7.00%	40,000	1,027,600
Regency Centers Corp. 7.25%	31,125	781,238
Saul Centers, Inc.:
8.00%	45,000	1,163,250
Series B (depositary shares) 9.00%	30,000	803,700
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	1,023,300
UMH Properties, Inc. Series A, 8.25%	50,000	1,254,500
Weingarten Realty Investors (SBI) Series F, 6.50%	77,546	1,851,023
		74,873,833
TOTAL FINANCIALS		78,365,743
TOTAL PREFERRED STOCKS (Cost $102,433,661)		86,899,468
Floating Rate Loans - 0.4%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,500,000
Household Durables - 0.0%
TOUSA, Inc. Tranche 1LN, term loan 7/31/12 (d)(h)	3,000,000	1,320,000
Media - 0.0%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (h)	1,147,125	1,032,413
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.33% 10/27/13 (h)	487,366	471,527
TOTAL CONSUMER DISCRETIONARY		6,323,940
Floating Rate Loans - continued
	Principal Amount (e)	Value
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
Capital Automotive LP term loan 5% 3/11/17 (h)	$ 2,458,313	$ 2,341,543
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.726% 9/4/19 (h)	997,500	950,119
CityCenter term loan 8.75% 7/1/13 (h)	5,000,000	4,990,500
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (h)	345,607	309,318
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,470,000
Tranche B, term loan 3.2717% 10/10/13 (h)	2,916,349	2,610,132
		10,330,069
TOTAL FINANCIALS		12,671,612
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
Tranche B, term loan 2.569% 7/25/14 (h)	473,753	444,144
Tranche DD, term loan 2.569% 7/25/14 (h)	24,307	22,788
		466,932
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)	3,989,761	3,530,939
TOTAL FLOATING RATE LOANS (Cost $25,544,582)		22,993,423
Commodity Funds - 22.7%
	Shares
Fidelity Commodity Strategy Central Fund (i) (Cost $1,560,830,199)	124,591,325	1,320,668,046
Fixed-Income Funds - 25.4%

Fidelity Floating Rate Central Fund (i) (Cost $1,517,354,904)	15,485,150	1,476,044,498
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	$ 500,000	$ 15,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	2,250,000	0
		15,017
TOTAL PREFERRED SECURITIES (Cost $4,348,541)		15,017
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	70,654,301	70,654,301
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,363,172	13,363,172
TOTAL MONEY MARKET FUNDS (Cost $84,017,473)		84,017,473
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $6,004,545,636)		5,810,323,119
NET OTHER ASSETS (LIABILITIES) - 0.2%		11,293,861
NET ASSETS - 100%		$ 5,821,616,980
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $167,964,138 or 2.9% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,316,299 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 2,332,304
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,239,112
Fidelity Commodity Strategy Central Fund	463,063
Fidelity Floating Rate Central Fund	70,088,272
Fidelity Securities Lending Cash Central Fund	19,425
Total	$ 71,809,872
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 1,616,283,928	$ 57,609,152	$ 1,320,668,046	99.9%
Fidelity Floating Rate Central Fund	1,422,087,615	152,093,798	68,730,010	1,476,044,498	53.0%
Total	$ 1,422,087,615	$ 1,768,377,726	$ 126,339,162	$ 2,796,712,544
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,060,364	$ 3,889,072	$ -	$ 5,171,292
Financials	701,339,780	691,106,759	7,249,577	2,983,444
Health Care	24,081,303	24,081,303	-	-
Industrials	6,974,310	6,974,310	-	-
Corporate Bonds	182,610,269	-	177,769,528	4,840,741
U.S. Government and Government Agency Obligations	1,797,797,405	-	1,797,797,405	-
Asset-Backed Securities	52,612,748	-	21,540,799	31,071,949
Collateralized Mortgage Obligations	7,694,957	-	7,694,176	781
Commercial Mortgage Securities	124,413,526	-	104,423,190	19,990,336
Floating Rate Loans	22,993,423	-	14,502,923	8,490,500
Fixed-Income Funds	1,476,044,498	1,476,044,498	-	-
Preferred Securities	15,017	-	-	15,017
Money Market Funds	84,017,473	84,017,473	-	-
Commodity Funds	1,320,668,046	1,320,668,046	-	-
Total Investments in Securities:	$ 5,810,323,119	$ 3,606,781,461	$ 2,130,977,598	$ 72,564,060
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 5,040,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	131,292
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,171,292
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 131,292
Investments in Securities:
Equities - Financials
Beginning Balance	$ 2,529,851
Total Realized Gain (Loss)	(721)
Total Unrealized Gain (Loss)	454,080
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	234
Transfers out of Level 3	-
Ending Balance	$ 2,983,444
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 454,080
Corporate Bonds
Beginning Balance	$ 4,789,712
Total Realized Gain (Loss)	59,375
Total Unrealized Gain (Loss)	(760,611)
Cost of Purchases	5,336,609
Proceeds of Sales	(4,750,000)
Amortization/Accretion	165,656
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,840,741
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (3,598,736)
Asset-Backed Securities
Beginning Balance	$ 25,078,103
Total Realized Gain (Loss)	927,647
Total Unrealized Gain (Loss)	2,899,484
Cost of Purchases	9,247,740
Proceeds of Sales	(9,485,390)
Amortization/Accretion	528,265
Transfers in to Level 3	6,120,867
Transfers out of Level 3	(4,244,767)
Ending Balance	$ 31,071,949
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 1,610,822
Investments in Securities:
Collateralized Mortgage Obligations
Beginning Balance	$ 6,926
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,219
Cost of Purchases	-
Proceeds of Sales	(4,410)
Amortization/Accretion	(5,954)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 781
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 4,219
Commercial Mortgage Securities
Beginning Balance	$ 7,355,749
Total Realized Gain (Loss)	50,480
Total Unrealized Gain (Loss)	924,446
Cost of Purchases	9,513,358
Proceeds of Sales	(6,520,110)
Amortization/Accretion	425,833
Transfers in to Level 3	9,283,284
Transfers out of Level 3	(1,042,704)
Ending Balance	$ 19,990,336
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 195,503
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	25,389
Cost of Purchases	8,461,099
Proceeds of Sales	-
Amortization/Accretion	4,012
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,490,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 25,389
Investments in Securities:
Preferred Securities
Beginning Balance	$ 85,017
Total Realized Gain (Loss)	(2,953,825)
Total Unrealized Gain (Loss)	3,021,273
Cost of Purchases	-
Proceeds of Sales	(132,000)
Amortization/Accretion	(5,448)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,017
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (66,697)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2011, the Fund had a capital loss carryforward of approximately $320,789,969 of which $318,361,496 and $2,428,473 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value (including securities loaned of $13,027,608) - See accompanying schedule: Unaffiliated issuers (cost $2,842,343,060)	$ 2,929,593,102
Fidelity Central Funds (cost $3,162,202,576)	2,880,730,017
Total Investments (cost $6,004,545,636)		$ 5,810,323,119
Cash		35,496
Receivable for investments sold		29,042,991
Receivable for fund shares sold		3,943,541
Dividends receivable		3,097,509
Interest receivable		10,974,327
Distributions receivable from Fidelity Central Funds		6,223,355
Other receivables		10,651
Total assets		5,863,650,989

Liabilities
Payable for investments purchased	$ 19,032,158
Payable for fund shares redeemed	5,883,025
Accrued management fee	2,844,083
Distribution and service plan fees payable	137,548
Other affiliated payables	678,061
Other payables and accrued expenses	95,962
Collateral on securities loaned, at value	13,363,172
Total liabilities		42,034,009

Net Assets		$ 5,821,616,980
Net Assets consist of:
Paid in capital		$ 6,254,297,657
Undistributed net investment income		47,791,754
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(286,233,411)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(194,239,020)
Net Assets		$ 5,821,616,980

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($219,906,358 ÷ 23,908,331 shares)	$ 9.20

Maximum offering price per share (100/96.00 of $9.20)	$ 9.58
Class T: Net Asset Value and redemption price per share ($29,037,949 ÷ 3,152,537 shares)	$ 9.21

Maximum offering price per share (100/96.00 of $9.21)	$ 9.59
Class B: Net Asset Value and offering price per share ($6,587,413 ÷ 719,013 shares)A	$ 9.16

Class C: Net Asset Value and offering price per share ($89,789,745 ÷ 9,849,532 shares)A	$ 9.12

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($3,541,742,997 ÷ 383,330,139 shares)	$ 9.24

Class F: Net Asset Value, offering price and redemption price per share ($1,121,001,567 ÷ 121,436,657 shares)	$ 9.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($813,550,951 ÷ 88,213,786 shares)	$ 9.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 22,755,874
Interest		59,591,605
Inflation principal income		55,938,982
Income from Fidelity Central Funds		71,809,872
Total income		210,096,333

Expenses
Management fee	$ 34,773,512
Transfer agent fees	6,822,548
Distribution and service plan fees	1,517,887
Accounting and security lending fees	1,415,124
Custodian fees and expenses	72,630
Independent trustees' compensation	21,664
Registration fees	145,326
Audit	203,067
Legal	28,773
Interest	103
Miscellaneous	59,993
Total expenses before reductions	45,060,627
Expense reductions	(256,373)	44,804,254
Net investment income (loss)		165,292,079
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	382,932,051
Fidelity Central Funds	8,176,484
Foreign currency transactions	(3,538)
Capital gain distributions from Fidelity Central Funds	35,887,397
Total net realized gain (loss)		426,992,394
Change in net unrealized appreciation (depreciation) on: Investment securities	(379,214,136)
Assets and liabilities in foreign currencies	(16,136)
Total change in net unrealized appreciation (depreciation)		(379,230,272)
Net gain (loss)		47,762,122
Net increase (decrease) in net assets resulting from operations		$ 213,054,201

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 165,292,079	$ 131,981,235
Net realized gain (loss)	426,992,394	462,428,000
Change in net unrealized appreciation (depreciation)	(379,230,272)	97,204,786
Net increase (decrease) in net assets resulting from operations	213,054,201	691,614,021
Distributions to shareholders from net investment income	(157,665,903)	(83,611,982)
Distributions to shareholders from net realized gain	-	(76,503,945)
Total distributions	(157,665,903)	(160,115,927)
Share transactions - net increase (decrease)	152,872,016	(591,938,978)
Redemption fees	58,794	88,485
Total increase (decrease) in net assets	208,319,108	(60,352,399)

Net Assets
Beginning of period	5,613,297,872	5,673,650,271
End of period (including undistributed net investment income of $47,791,754 and undistributed net investment income of $44,673,435, respectively)	$ 5,821,616,980	$ 5,613,297,872

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08
Income from Investment Operations
Net investment income (loss)C	.233	.171	.146	.444	.473
Net realized and unrealized gain (loss)	.101	.840	(.528)	(.820)	.077
Total from investment operations	.334	1.011	(.382)	(.376)	.550
Distributions from net investment income	(.214)	(.111)	(.208)	(.424)	(.400)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.214)	(.221)	(.688)	(.494)	(.400)
Redemption fees added to paid in capital C,G	-	-	-	-	-
Net asset value, end of period	$ 9.20	$ 9.08	$ 8.29	$ 9.36	$ 10.23
Total ReturnA,B	3.60%	12.46%	(2.73)%	(3.96)%	5.55%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.01%	1.02%	1.03%	1.01%	1.01%
Expenses net of fee waivers, if any	1.01%	1.02%	1.03%	1.01%	1.01%
Expenses net of all reductions	1.01%	1.02%	1.03%	1.01%	1.01%
Net investment income (loss)	2.41%	1.98%	1.98%	4.43%	4.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,906	$ 168,216	$ 112,929	$ 125,074	$ 25,406
Portfolio turnover rateE	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08
Income from Investment Operations
Net investment income (loss)C	.232	.170	.144	.449	.476
Net realized and unrealized gain (loss)	.099	.841	(.521)	(.843)	.082
Total from investment operations	.331	1.011	(.377)	(.394)	.558
Distributions from net investment income	(.211)	(.111)	(.203)	(.417)	(.398)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.211)	(.221)	(.683)	(.487)	(.398)
Redemption fees added to paid in capitalC	-G	-G	-G	.001	-G
Net asset value, end of period	$ 9.21	$ 9.09	$ 8.30	$ 9.36	$ 10.24
Total ReturnA,B	3.56%	12.44%	(2.69)%	(4.12)%	5.64%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.02%	1.03%	1.07%	1.01%	1.00%
Expenses net of fee waivers, if any	1.01%	1.03%	1.07%	1.01%	1.00%
Expenses net of all reductions	1.01%	1.03%	1.07%	1.01%	1.00%
Net investment income (loss)	2.40%	1.98%	1.95%	4.42%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,038	$ 27,373	$ 23,500	$ 27,405	$ 27,709
Portfolio turnover rateE	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06
Income from Investment Operations
Net investment income (loss)C	.162	.108	.093	.376	.405
Net realized and unrealized gain (loss)	.099	.845	(.536)	(.824)	.072
Total from investment operations	.261	.953	(.443)	(.448)	.477
Distributions from net investment income	(.131)	(.083)	(.147)	(.353)	(.327)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.131)	(.193)	(.627)	(.423)	(.327)
Redemption fees added to paid in capitalC	-G	-G	-G	.001	-G
Net asset value, end of period	$ 9.16	$ 9.03	$ 8.27	$ 9.34	$ 10.21
Total ReturnA,B	2.82%	11.73%	(3.53)%	(4.63)%	4.81%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.74%	1.75%	1.76%	1.71%	1.69%
Expenses net of fee waivers, if any	1.73%	1.75%	1.75%	1.71%	1.69%
Expenses net of all reductions	1.73%	1.75%	1.75%	1.71%	1.69%
Net investment income (loss)	1.68%	1.26%	1.27%	3.72%	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,587	$ 7,406	$ 5,992	$ 8,847	$ 6,828
Portfolio turnover rateE	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04
Income from Investment Operations
Net investment income (loss)C	.158	.105	.088	.366	.392
Net realized and unrealized gain (loss)	.107	.838	(.532)	(.826)	.080
Total from investment operations	.265	.943	(.444)	(.460)	.472
Distributions from net investment income	(.135)	(.083)	(.146)	(.350)	(.322)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.135)	(.193)	(.626)	(.420)	(.322)
Redemption fees added to paid in capital C,G	-	-	-	-	-
Net asset value, end of period	$ 9.12	$ 8.99	$ 8.24	$ 9.31	$ 10.19
Total ReturnA,B	2.88%	11.65%	(3.55)%	(4.77)%	4.77%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.77%	1.78%	1.83%	1.80%	1.81%
Expenses net of fee waivers, if any	1.76%	1.78%	1.83%	1.80%	1.81%
Expenses net of all reductions	1.76%	1.78%	1.83%	1.80%	1.81%
Net investment income (loss)	1.65%	1.23%	1.19%	3.63%	3.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,790	$ 66,399	$ 44,744	$ 50,837	$ 24,175
Portfolio turnover rateE	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10
Income from Investment Operations
Net investment income (loss)B	.262	.196	.166	.479	.504
Net realized and unrealized gain (loss)	.098	.846	(.529)	(.834)	.079
Total from investment operations	.360	1.042	(.363)	(.355)	.583
Distributions from net investment income	(.250)	(.122)	(.227)	(.446)	(.423)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.250)	(.232)	(.707)	(.516)	(.423)
Redemption fees added to paid in capitalB	-F	-F	-F	.001	-F
Net asset value, end of period	$ 9.24	$ 9.13	$ 8.32	$ 9.39	$ 10.26
Total ReturnA	3.87%	12.81%	(2.48)%	(3.73)%	5.89%
Ratios to Average Net AssetsC,E
Expenses before reductions	.72%	.73%	.77%	.73%	.74%
Expenses net of fee waivers, if any	.71%	.73%	.77%	.73%	.74%
Expenses net of all reductions	.71%	.73%	.77%	.73%	.73%
Net investment income (loss)	2.70%	2.28%	2.25%	4.70%	4.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,541,743	$ 4,069,023	$ 4,914,336	$ 4,868,074	$ 4,214,434
Portfolio turnover rateD	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended September 30,	2011	2010	2009G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.32	$ 7.63
Income from Investment Operations
Net investment income (loss)D	.273	.208	.065
Net realized and unrealized gain (loss)	.095	.845	.676
Total from investment operations	.368	1.053	.741
Distributions from net investment income	(.268)	(.133)	(.051)
Distributions from net realized gain	-	(.110)	-
Total distributions	(.268)	(.243)	(.051)
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 9.23	$ 9.13	$ 8.32
Total ReturnB,C	3.95%	12.96%	9.80%
Ratios to Average Net AssetsE,H
Expenses before reductions	.60%	.60%	.61%A
Expenses net of fee waivers, if any	.59%	.60%	.61%A
Expenses net of all reductions	.59%	.60%	.61%A
Net investment income (loss)	2.82%	2.41%	3.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,121,002	$ 558,829	$ 389
Portfolio turnover rateF	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09
Income from Investment Operations
Net investment income (loss)B	.258	.194	.166	.475	.500
Net realized and unrealized gain (loss)	.099	.848	(.529)	(.841)	.081
Total from investment operations	.357	1.042	(.363)	(.366)	.581
Distributions from net investment income	(.247)	(.122)	(.227)	(.445)	(.421)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-
Total distributions	(.247)	(.232)	(.707)	(.515)	(.421)
Redemption fees added to paid in capitalB	-F	-F	-F	.001	-F
Net asset value, end of period	$ 9.22	$ 9.11	$ 8.30	$ 9.37	$ 10.25
Total ReturnA	3.84%	12.84%	(2.49)%	(3.85)%	5.87%
Ratios to Average Net AssetsC,E
Expenses before reductions	.76%	.75%	.77%	.75%	.76%
Expenses net of fee waivers, if any	.76%	.75%	.77%	.75%	.76%
Expenses net of all reductions	.75%	.75%	.77%	.75%	.75%
Net investment income (loss)	2.66%	2.25%	2.24%	4.68%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 813,551	$ 716,052	$ 571,760	$ 514,011	$ 311,894
Portfolio turnover rateD	35%	29%	38%	40%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2011

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return, Class F shares and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Subsequent to period end, all Class F shares were redeemed and the Fund no longer offers Class F shares to investors. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), short-term capital gains, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 287,033,435
Gross unrealized depreciation	(490,805,132)
Net unrealized appreciation (depreciation) on securities and other investments	$ (203,771,697)

Tax Cost	$ 6,014,094,816

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 91,900,195
Capital loss carryforward	$ (320,789,969)
Net unrealized appreciation (depreciation)	$ (203,788,200)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be September 30, 2012.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	September 30, 2011	September 30, 2010
Ordinary Income	$ 157,665,903	$ 160,115,927

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,346,123,721 and $1,295,191,323, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

The Fund invests in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $217,865 for the period and is reflected in Expense reductions on the Statement of Operations.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 514,119	$ 6,764
Class T	-%	.25%	74,973	-
Class B	.65%	.25%	66,256	47,883
Class C	.75%	.25%	862,539	245,493
			$ 1,517,887	$ 300,140

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,781
Class T	4,571
Class B*	10,362
Class C*	9,981
$ 57,695

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 337,414.16
Class T	50,820.17
Class B	17,725.24
Class C	146,146.17
Strategic Real Return	4,889,870.12
Institutional Class	1,380,573.16
	$ 6,822,548

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,073 for the period.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19,794 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,425. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,220,000. The weighted average interest rate was .71%. The interest expense amounted to $103 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Annual Report

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $37,986 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $522.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2011	2010
From net investment income
Class A	$ 4,552,650	$ 1,593,234
Class T	652,315	320,683
Class B	100,263	61,250
Class C	1,240,937	472,652
Strategic Real Return	105,634,199	71,427,737
Class F	23,963,556	1,067,446
Institutional Class	21,521,983	8,668,980
Total	$ 157,665,903	$ 83,611,982
From net realized gain
Class A	$ -	$ 1,672,439
Class T	-	325,701
Class B	-	83,005
Class C	-	667,876
Strategic Real Return	-	63,625,267
Class F	-	2,017,809
Institutional Class	-	8,111,848
Total	$ -	$ 76,503,945

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Class A
Shares sold	9,625,121	10,615,711	$ 93,453,214	$ 90,685,604
Reinvestment of distributions	355,614	370,076	3,423,076	3,077,691
Shares redeemed	(4,594,845)	(6,091,016)	(44,288,664)	(52,371,400)
Net increase (decrease)	5,385,890	4,894,771	$ 52,587,626	$ 41,391,895

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Class T
Shares sold	664,770	812,058	$ 6,435,673	$ 6,953,971
Reinvestment of distributions	56,359	70,645	542,048	588,027
Shares redeemed	(579,262)	(704,426)	(5,583,164)	(6,067,389)
Net increase (decrease)	141,867	178,277	$ 1,394,557	$ 1,474,609
Class B
Shares sold	106,596	357,460	$ 1,026,352	$ 3,050,687
Reinvestment of distributions	8,326	14,631	80,385	121,769
Shares redeemed	(215,825)	(276,279)	(2,066,082)	(2,363,553)
Net increase (decrease)	(100,903)	95,812	$ (959,345)	$ 808,903
Class C
Shares sold	4,037,924	3,428,027	$ 38,742,649	$ 29,121,408
Reinvestment of distributions	110,911	120,335	1,069,209	998,018
Shares redeemed	(1,681,081)	(1,594,474)	(16,066,396)	(13,603,248)
Net increase (decrease)	2,467,754	1,953,888	$ 23,745,462	$ 16,516,178
Strategic Real Return
Shares sold	59,206,494	62,439,364	$ 573,011,574	$ 538,503,624
Reinvestment of distributions	10,909,858	16,074,514	104,615,339	133,884,159
Shares redeemed	(132,464,755)	(223,722,569)	(1,274,734,291)	(1,931,706,512)
Net increase (decrease)	(62,348,403)	(145,208,691)	$ (597,107,378)	$ (1,259,318,729)
Class F
Shares sold	70,487,504	71,940,686	$ 678,957,521	$ 618,764,915
Reinvestment of distributions	2,485,037	367,306	23,963,556	3,085,255
Shares redeemed	(12,754,381)	(11,136,292)	(123,248,774)	(96,999,485)
Net increase (decrease)	60,218,160	61,171,700	$ 579,672,303	$ 524,850,685
Institutional Class
Shares sold	21,339,489	23,621,317	$ 206,388,579	$ 202,869,795
Reinvestment of distributions	2,078,761	1,978,397	19,969,856	16,468,057
Shares redeemed	(13,766,247)	(15,883,677)	(132,819,644)	(137,000,371)
Net increase (decrease)	9,652,003	9,716,037	$ 93,538,791	$ 82,337,481

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds, Fidelity Freedom Funds and Fidelity Freedom K Funds (the Freedom Funds) were the owners of record, in the aggregate, of approximately 69% of the total outstanding shares of the Fund.

Effective after the close of business on October 21, 2011, 438,398,179 shares of the Fund, including all Class F shares, held by the Freedom Funds were redeemed for cash, securities and accrued interest, with a value of $4,127,531,163. The Freedom Funds' ownership in the Fund was reduced to 0%. The Fund generally did not recognize gain or loss for federal income tax purposes. As a result of this redemption, annual class operating expenses as a percent of average net assets are expected to increase to the following amounts:

% of Average Net Assets
Class A	1.04%
Class T	1.05%
Class B	1.75%
Class C	1.80%
Strategic Real Return	.76%
Institutional Class	.85%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly known as Fidelity Fixed-Income Trust) and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 20.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $89,140,654 of distributions paid during the period January 1, 2011 to September 30, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class F designates 5.00% and 2.00% of the dividends distributed in October and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class F designates 3.00% and 1.00% of the dividends distributed in October and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 27% means that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

RRS-F-ANN-1111
1.891876.102

Item 2. Code of Ethics

As of the end of the period, September 30, 2011, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Strategic Real Return Fund (the "Fund"):

Services Billed by Deloitte Entities

September 30, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$180,000	$-	$5,900	$700

September 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$178,000	$-	$5,800	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2011A	September 30, 2010A
Audit-Related Fees	$440,000	$720,000
Tax Fees	$-	$-
All Other Fees	$700,000	$520,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2011 A	September 30, 2010 A
Deloitte Entities	$1,285,000	$1,280,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 28, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 28, 2011